UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,069.30	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,069.90	$ .42
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,069.30	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,069.40	$ .21
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,049.00	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,050.20	$ .47
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,049.60	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,049.70	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Mid Cap Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Kroger Co.	0.5	0.4
Sempra Energy	0.4	0.4
Applied Materials, Inc.	0.4	0.4
Illumina, Inc.	0.4	0.3
Cigna Corp.	0.4	0.4
Cardinal Health, Inc.	0.4	0.4
Vertex Pharmaceuticals, Inc.	0.4	0.3
Crown Castle International Corp.	0.4	0.4
Aon PLC	0.4	0.4
Intuit, Inc.	0.4	0.4
	4.1
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.0
Consumer Discretionary	16.7	16.6
Information Technology	14.3	13.3
Industrials	12.9	13.5
Health Care	11.5	11.0
Utilities	6.1	6.1
Materials	5.7	5.7
Consumer Staples	5.6	5.7
Energy	5.4	7.1
Telecommunication Services	0.7	0.7

Semiannual Report

Spartan Mid Cap Index

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.7%
BorgWarner, Inc.	30,590	$ 1,744,242
Gentex Corp.	19,279	631,194
Lear Corp.	10,715	991,138
The Goodyear Tire & Rubber Co.	36,942	895,105
TRW Automotive Holdings Corp. (a)	14,765	1,496,433
Visteon Corp. (a)	5,808	545,371
		6,303,483
Automobiles - 0.6%
Harley-Davidson, Inc.	29,148	1,915,024
Tesla Motors, Inc. (a)(d)	12,646	3,056,538
Thor Industries, Inc.	6,259	331,039
		5,302,601
Distributors - 0.4%
Genuine Parts Co.	20,550	1,994,994
LKQ Corp. (a)	40,270	1,150,514
		3,145,508
Diversified Consumer Services - 0.4%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	12,786	366,447
DeVry, Inc.	8,312	402,384
Graham Holdings Co.	475	372,210
H&R Block, Inc.	36,262	1,171,625
Service Corp. International	28,528	623,907
ServiceMaster Global Holdings, Inc.	5,461	130,955
		3,067,528
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	5,370	149,877
Bally Technologies, Inc. (a)	5,311	427,004
Brinker International, Inc.	8,546	458,407
Burger King Worldwide, Inc. (d)	14,173	463,174
Chipotle Mexican Grill, Inc. (a)	4,134	2,637,492
Choice Hotels International, Inc.	4,596	245,886
Darden Restaurants, Inc. (d)	17,514	906,875
Domino's Pizza, Inc.	7,488	664,860
Dunkin' Brands Group, Inc.	14,430	656,276
Hilton Worldwide Holdings, Inc.	18,191	459,141
Hyatt Hotels Corp. Class A (a)	5,670	335,777
International Game Technology	32,613	534,527
Marriott International, Inc. Class A	29,481	2,233,186
MGM Mirage, Inc. (a)	49,233	1,144,667
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Norwegian Cruise Line Holdings Ltd. (a)	12,221	$ 476,619
Panera Bread Co. Class A (a)(d)	3,229	521,936
Royal Caribbean Cruises Ltd.	21,999	1,495,272
SeaWorld Entertainment, Inc.	8,592	165,310
Six Flags Entertainment Corp.	9,760	393,328
Starwood Hotels & Resorts Worldwide, Inc.	25,581	1,961,039
Wendy's Co.	35,459	284,381
Wyndham Worldwide Corp.	16,845	1,308,351
Wynn Resorts Ltd.	10,784	2,049,068
		19,972,453
Household Durables - 1.6%
D.R. Horton, Inc.	42,651	972,016
Garmin Ltd. (d)	16,231	900,496
GoPro, Inc. Class A (d)	2,617	201,771
Harman International Industries, Inc.	9,030	969,280
Jarden Corp. (a)	17,277	1,124,560
Leggett & Platt, Inc.	18,397	724,474
Lennar Corp. Class A	23,473	1,011,217
Mohawk Industries, Inc. (a)	8,122	1,153,649
Newell Rubbermaid, Inc.	36,966	1,232,077
NVR, Inc. (a)	558	684,990
PulteGroup, Inc.	50,918	977,116
Taylor Morrison Home Corp. (a)	4,274	73,684
Tempur Sealy International, Inc. (a)	8,125	427,700
Toll Brothers, Inc. (a)	23,429	748,557
Tupperware Brands Corp.	6,773	431,779
Whirlpool Corp.	10,373	1,784,675
		13,418,041
Internet & Catalog Retail - 1.1%
Expedia, Inc.	13,382	1,137,069
Groupon, Inc. Class A (a)(d)	65,089	475,801
HomeAway, Inc. (a)(d)	12,673	442,288
Liberty Interactive Corp.:
(Venture Group) Series A (a)	19,147	672,060
Series A (a)	65,099	1,701,688
Liberty TripAdvisor Holdings, Inc. (a)	9,877	311,916
Netflix, Inc. (a)	7,999	3,141,767
TripAdvisor, Inc. (a)	14,718	1,304,898
zulily, Inc. Class A	1,991	72,433
		9,259,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.4%
Hasbro, Inc.	15,527	$ 893,268
Mattel, Inc.	44,830	1,392,868
Polaris Industries, Inc.	8,820	1,330,585
		3,616,721
Media - 2.4%
AMC Networks, Inc. Class A (a)(d)	7,958	482,653
Cablevision Systems Corp. - NY Group Class A (d)	26,006	484,232
Charter Communications, Inc. Class A (a)	10,508	1,664,362
Cinemark Holdings, Inc.	15,408	544,211
Clear Channel Outdoor Holding, Inc. Class A	4,568	33,164
Discovery Communications, Inc.:
Class A (a)	30,490	1,077,822
Class C (non-vtg.) (a)	30,579	1,069,959
DISH Network Corp. Class A (a)	28,484	1,813,007
DreamWorks Animation SKG, Inc. Class A (a)(d)	9,757	217,386
Gannett Co., Inc.	29,990	944,685
Interpublic Group of Companies, Inc.	55,944	1,084,754
John Wiley & Sons, Inc. Class A	5,697	332,648
Lamar Advertising Co. Class A	10,589	546,922
Liberty Media Corp.:
Class A (a)	12,546	602,459
Class C (a)	25,185	1,207,117
Lions Gate Entertainment Corp. (d)	10,830	358,798
Live Nation Entertainment, Inc. (a)	19,446	505,596
Morningstar, Inc.	2,715	185,299
News Corp. Class A (a)	65,637	1,016,061
Omnicom Group, Inc.	34,433	2,474,355
Regal Entertainment Group Class A (d)	11,195	247,969
Scripps Networks Interactive, Inc. Class A	13,948	1,077,344
Sirius XM Holdings, Inc. (a)(d)	345,540	1,185,202
Starz Series A (a)	12,148	375,373
The Madison Square Garden Co. Class A (a)	8,152	617,596
		20,148,974
Multiline Retail - 1.4%
Big Lots, Inc.	7,609	347,351
Dillard's, Inc. Class A (d)	3,437	363,497
Dollar General Corp. (a)	41,241	2,584,573
Dollar Tree, Inc. (a)	27,826	1,685,421
Family Dollar Stores, Inc.	12,621	988,098
JC Penney Corp., Inc. (a)(d)	41,685	317,223
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp.	27,630	$ 1,498,099
Macy's, Inc.	48,088	2,780,448
Nordstrom, Inc.	18,440	1,338,928
Sears Holdings Corp. (a)(d)	3,682	128,575
		12,032,213
Specialty Retail - 3.8%
Aarons, Inc. Class A	8,510	210,708
Abercrombie & Fitch Co. Class A (d)	9,731	325,794
Advance Auto Parts, Inc.	9,817	1,442,706
Ascena Retail Group, Inc. (a)	16,775	208,849
AutoNation, Inc. (a)	9,692	554,964
AutoZone, Inc. (a)	4,352	2,408,919
Bed Bath & Beyond, Inc. (a)(d)	24,902	1,676,901
Best Buy Co., Inc.	37,912	1,294,316
Cabela's, Inc. Class A (a)(d)	6,489	311,602
CarMax, Inc. (a)(d)	29,190	1,632,013
Chico's FAS, Inc.	20,829	314,101
CST Brands, Inc.	10,102	386,402
Dick's Sporting Goods, Inc.	12,699	576,154
DSW, Inc. Class A	10,276	304,683
Foot Locker, Inc.	19,276	1,079,649
GameStop Corp. Class A (d)	15,412	659,017
Gap, Inc.	35,387	1,340,813
GNC Holdings, Inc.	12,244	508,983
L Brands, Inc.	32,350	2,333,082
Michaels Companies, Inc.	3,793	69,336
Murphy U.S.A., Inc. (a)	6,282	359,959
O'Reilly Automotive, Inc. (a)	14,078	2,476,039
Penske Automotive Group, Inc.	5,558	251,444
PetSmart, Inc.	13,145	951,041
Ross Stores, Inc.	28,261	2,281,228
Sally Beauty Holdings, Inc. (a)	21,387	626,853
Signet Jewelers Ltd.	10,672	1,280,747
Staples, Inc. (d)	85,402	1,082,897
Tiffany & Co., Inc.	14,967	1,438,628
Tractor Supply Co.	18,436	1,349,884
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,488	1,025,435
Urban Outfitters, Inc. (a)	14,198	431,051
Williams-Sonoma, Inc.	12,617	820,484
		32,014,682
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	7,065	$ 551,988
Coach, Inc.	36,465	1,253,667
Deckers Outdoor Corp. (a)	4,667	408,176
Fossil Group, Inc. (a)	6,387	649,302
Hanesbrands, Inc.	13,190	1,392,996
Kate Spade & Co. (a)(d)	16,798	455,730
Michael Kors Holdings Ltd. (a)	27,183	2,136,312
PVH Corp.	10,872	1,243,213
Ralph Lauren Corp.	7,814	1,288,060
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	22,934	1,504,012
VF Corp.	46,026	3,115,040
		13,998,496
TOTAL CONSUMER DISCRETIONARY		142,280,620
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	20,525	1,902,052
Coca-Cola Enterprises, Inc.	33,216	1,439,914
Constellation Brands, Inc. Class A (sub. vtg.) (a)	21,334	1,952,914
Dr. Pepper Snapple Group, Inc.	26,245	1,817,466
Molson Coors Brewing Co. Class B	18,031	1,341,146
Monster Beverage Corp. (a)	19,058	1,922,571
		10,376,063
Food & Staples Retailing - 0.9%
Kroger Co.	67,802	3,777,224
Rite Aid Corp. (a)	130,466	684,947
Safeway, Inc.	30,339	1,057,618
Sprouts Farmers Market LLC (a)(d)	12,719	370,250
Whole Foods Market, Inc.	48,991	1,926,816
		7,816,855
Food Products - 2.4%
Bunge Ltd.	19,682	1,744,809
Campbell Soup Co.	23,064	1,018,737
ConAgra Foods, Inc.	56,069	1,925,970
Flowers Foods, Inc.	22,954	436,126
Hormel Foods Corp.	17,760	957,442
Ingredion, Inc.	10,035	775,204
Keurig Green Mountain, Inc.	18,813	2,854,873
McCormick & Co., Inc. (non-vtg.)	17,330	1,225,578
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	26,976	$ 2,678,987
Pilgrims Pride Corp. (a)(d)	8,191	232,706
Pinnacle Foods, Inc.	7,113	240,419
The Hain Celestial Group, Inc. (a)	6,710	726,358
The Hershey Co.	19,897	1,908,321
The J.M. Smucker Co.	13,763	1,431,352
Tyson Foods, Inc. Class A	38,613	1,558,035
WhiteWave Foods Co. (a)	23,302	867,533
		20,582,450
Household Products - 0.5%
Church & Dwight Co., Inc.	17,987	1,302,439
Clorox Co.	17,203	1,711,699
Energizer Holdings, Inc.	8,143	998,739
Spectrum Brands Holdings, Inc.	2,771	251,025
		4,263,902
Personal Products - 0.2%
Avon Products, Inc.	58,522	608,629
Coty, Inc. Class A	8,540	141,764
Herbalife Ltd. (d)	10,080	528,797
Nu Skin Enterprises, Inc. Class A (d)	7,899	417,304
		1,696,494
Tobacco - 0.4%
Lorillard, Inc.	48,350	2,973,525
TOTAL CONSUMER STAPLES		47,709,289
ENERGY - 5.4%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc.	8,403	341,582
Cameron International Corp. (a)	27,117	1,614,817
Diamond Offshore Drilling, Inc. (d)	8,824	332,753
Dresser-Rand Group, Inc. (a)	10,082	823,699
Dril-Quip, Inc. (a)	5,482	493,106
FMC Technologies, Inc. (a)	31,206	1,748,784
Frank's International NV (d)	4,824	83,118
Helmerich & Payne, Inc.	12,815	1,112,598
Nabors Industries Ltd.	39,714	708,895
Oceaneering International, Inc.	14,339	1,007,602
Oil States International, Inc. (a)	6,457	385,741
Patterson-UTI Energy, Inc.	18,954	436,511
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies PLC	16,926	$ 410,794
RPC, Inc.	8,532	139,925
Seadrill Ltd.	47,157	1,084,611
Seventy Seven Energy, Inc. (a)	4,391	57,387
Superior Energy Services, Inc.	21,102	530,715
Tidewater, Inc. (d)	6,615	243,895
Unit Corp. (a)	6,475	313,520
		11,870,053
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (d)	7,257	380,557
Athlon Energy, Inc. (a)	6,885	401,396
Cabot Oil & Gas Corp.	55,212	1,717,093
Cheniere Energy, Inc. (a)	31,661	2,374,575
Chesapeake Energy Corp.	69,817	1,548,541
Cimarex Energy Co.	11,497	1,306,864
Cobalt International Energy, Inc. (a)	46,986	550,206
Concho Resources, Inc. (a)	15,026	1,638,285
CONSOL Energy, Inc.	30,337	1,116,402
Continental Resources, Inc. (a)(d)	11,465	646,282
CVR Energy, Inc. (d)	2,281	110,811
Denbury Resources, Inc. (d)	47,516	589,198
Energen Corp.	9,694	656,284
EP Energy Corp. (d)	3,869	56,487
EQT Corp.	20,126	1,892,649
Golar LNG Ltd. (d)	6,786	380,762
Gulfport Energy Corp. (a)	11,549	579,529
HollyFrontier Corp.	26,383	1,197,261
Kosmos Energy Ltd. (a)	13,541	126,338
Laredo Petroleum Holdings, Inc. (a)(d)	10,199	193,373
Memorial Resource Development Corp.	6,687	181,151
Murphy Oil Corp.	24,044	1,283,709
Newfield Exploration Co. (a)	18,140	591,545
Noble Energy, Inc.	48,014	2,767,047
Oasis Petroleum, Inc. (a)	13,806	413,628
ONEOK, Inc.	27,724	1,634,053
PBF Energy, Inc. Class A	9,039	235,647
Peabody Energy Corp.	36,486	380,549
QEP Resources, Inc.	23,979	601,154
Range Resources Corp.	21,918	1,499,191
Rice Energy, Inc. (d)	7,166	189,397
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc. (a)(d)	67,739	$ 264,182
SM Energy Co.	8,897	500,901
Southwestern Energy Co. (a)	46,738	1,519,452
Targa Resources Corp.	4,998	642,893
Teekay Corp.	5,925	346,376
Tesoro Corp.	17,324	1,237,107
Ultra Petroleum Corp. (a)(d)	20,412	465,394
Whiting Petroleum Corp. (a)	15,744	964,163
World Fuel Services Corp.	9,374	386,584
WPX Energy, Inc. (a)	27,316	522,282
		34,089,298
TOTAL ENERGY		45,959,351
FINANCIALS - 20.6%
Banks - 2.8%
Associated Banc-Corp.	21,646	406,945
Bank of Hawaii Corp.	5,950	348,373
BankUnited, Inc.	13,670	408,733
BOK Financial Corp.	3,641	249,627
CIT Group, Inc.	25,883	1,266,455
City National Corp.	6,413	504,767
Comerica, Inc.	24,318	1,160,941
Commerce Bancshares, Inc. (d)	11,065	500,802
Cullen/Frost Bankers, Inc.	6,914	558,720
East West Bancorp, Inc.	18,823	691,933
Fifth Third Bancorp	113,140	2,261,669
First Horizon National Corp.	32,061	412,304
First Niagara Financial Group, Inc.	47,988	359,430
First Republic Bank	18,280	931,000
Fulton Financial Corp.	24,177	287,223
Huntington Bancshares, Inc.	109,140	1,081,577
KeyCorp	117,970	1,557,204
M&T Bank Corp.	17,485	2,136,317
PacWest Bancorp	13,641	581,925
Popular, Inc. (a)	13,991	446,033
Regions Financial Corp.	183,104	1,818,223
Signature Bank (a)	6,662	806,968
SunTrust Banks, Inc.	70,870	2,773,852
SVB Financial Group (a)	6,671	747,085
Synovus Financial Corp.	18,430	467,385
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
TCF Financial Corp.	22,674	$ 350,313
Zions Bancorporation	27,078	784,450
		23,900,254
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	7,297	1,457,868
Ameriprise Financial, Inc.	25,263	3,187,433
Artisan Partners Asset Management, Inc.	3,788	183,642
E*TRADE Financial Corp. (a)	38,806	865,374
Eaton Vance Corp. (non-vtg.)	15,972	588,249
Federated Investors, Inc. Class B (non-vtg.)	12,762	399,068
Invesco Ltd.	57,721	2,335,969
Lazard Ltd. Class A	16,232	798,777
Legg Mason, Inc.	13,825	718,900
LPL Financial	11,758	486,664
Northern Trust Corp.	31,468	2,086,328
NorthStar Asset Management Group, Inc.	24,713	447,800
Raymond James Financial, Inc.	16,573	930,242
SEI Investments Co.	17,800	688,148
T. Rowe Price Group, Inc.	34,983	2,871,754
TD Ameritrade Holding Corp.	35,732	1,205,598
Waddell & Reed Financial, Inc. Class A	11,306	539,748
		19,791,562
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	35,990	816,973
Navient Corp.	55,727	1,102,280
Santander Consumer U.S.A. Holdings, Inc.	11,600	214,600
SLM Corp.	56,368	538,314
Synchrony Financial (a)	17,185	464,339
		3,136,506
Diversified Financial Services - 1.6%
CBOE Holdings, Inc.	11,261	663,723
Interactive Brokers Group, Inc.	6,775	174,931
IntercontinentalExchange Group, Inc.	15,311	3,189,128
Leucadia National Corp.	49,337	1,173,234
McGraw Hill Financial, Inc.	36,276	3,282,252
Moody's Corp.	25,269	2,507,443
MSCI, Inc. Class A	15,521	724,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ OMX Group, Inc.	15,655	$ 677,235
Voya Financial, Inc.	19,068	748,419
		13,140,575
Insurance - 4.4%
Alleghany Corp. (a)	2,179	968,086
Allied World Assurance Co.	13,134	499,092
American Financial Group, Inc.	9,757	583,761
American National Insurance Co.	897	102,330
Aon PLC	39,493	3,396,398
Arch Capital Group Ltd. (a)	17,889	1,007,508
Arthur J. Gallagher & Co.	20,810	992,637
Aspen Insurance Holdings Ltd.	8,780	383,071
Assurant, Inc.	9,707	662,212
Assured Guaranty Ltd.	22,363	516,138
Axis Capital Holdings Ltd.	14,341	690,376
Brown & Brown, Inc.	15,959	508,454
Cincinnati Financial Corp.	21,631	1,091,717
CNA Financial Corp.	3,623	141,587
Endurance Specialty Holdings Ltd.	6,022	348,975
Erie Indemnity Co. Class A	3,170	269,038
Everest Re Group Ltd.	6,071	1,036,016
FNF Group	36,929	1,101,961
FNFV Group (a)	11,572	155,528
Genworth Financial, Inc. Class A (a)	66,057	924,137
Hanover Insurance Group, Inc.	5,959	398,895
Hartford Financial Services Group, Inc.	59,842	2,368,546
HCC Insurance Holdings, Inc.	13,016	679,305
Lincoln National Corp.	34,930	1,912,767
Loews Corp.	43,480	1,895,728
Markel Corp. (a)	1,869	1,291,273
MBIA, Inc. (a)	18,606	181,595
Mercury General Corp.	3,723	197,766
Old Republic International Corp.	34,754	513,317
PartnerRe Ltd.	6,700	775,123
Principal Financial Group, Inc.	38,968	2,040,754
ProAssurance Corp.	8,028	375,550
Progressive Corp.	78,504	2,073,291
Protective Life Corp.	10,404	724,951
Reinsurance Group of America, Inc.	9,137	769,792
RenaissanceRe Holdings Ltd. (d)	5,359	553,745
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	5,844	$ 406,509
Torchmark Corp.	17,590	931,566
Unum Group	34,087	1,140,551
Validus Holdings Ltd.	11,871	472,228
W.R. Berkley Corp.	13,389	690,069
White Mountains Insurance Group Ltd.	820	512,434
XL Group PLC Class A	36,342	1,231,267
		37,516,044
Real Estate Investment Trusts - 8.3%
Alexandria Real Estate Equities, Inc.	9,419	781,777
American Campus Communities, Inc.	14,045	551,547
American Capital Agency Corp.	47,337	1,076,443
American Homes 4 Rent Class A	20,381	357,279
American Realty Capital Properties, Inc.	120,291	1,066,981
Annaly Capital Management, Inc.	126,687	1,445,499
Apartment Investment & Management Co. Class A	19,147	685,271
AvalonBay Communities, Inc.	17,315	2,698,370
BioMed Realty Trust, Inc.	25,537	554,664
Boston Properties, Inc.	20,299	2,572,898
Brandywine Realty Trust (SBI)	24,222	373,745
Brixmor Property Group, Inc.	6,359	154,905
Camden Property Trust (SBI)	11,471	879,482
CBL & Associates Properties, Inc.	21,553	412,309
CBS Outdoor Americas, Inc.	15,893	483,624
Chimera Investment Corp.	135,018	421,256
Columbia Property Trust, Inc.	16,962	427,951
Corporate Office Properties Trust (SBI)	11,275	308,259
Corrections Corp. of America	15,375	565,493
Crown Castle International Corp.	44,400	3,468,528
DDR Corp.	39,322	713,301
Digital Realty Trust, Inc. (d)	17,927	1,236,784
Douglas Emmett, Inc.	19,435	546,707
Duke Realty LP	43,340	821,726
Equity Commonwealth	17,351	463,445
Equity Lifestyle Properties, Inc.	10,949	537,596
Essex Property Trust, Inc.	8,316	1,677,836
Extra Space Storage, Inc.	15,432	897,525
Federal Realty Investment Trust (SBI)	8,998	1,185,936
Gaming & Leisure Properties (d)	11,007	343,969
General Growth Properties, Inc.	75,519	1,956,697
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	60,774	$ 2,672,233
Health Care REIT, Inc.	43,444	3,089,303
Healthcare Trust of America, Inc.	32,120	412,421
Home Properties, Inc.	7,639	491,264
Hospitality Properties Trust (SBI)	19,955	590,868
Host Hotels & Resorts, Inc.	100,731	2,348,040
Iron Mountain, Inc.	22,982	828,961
Kilroy Realty Corp.	10,808	732,134
Kimco Realty Corp.	54,906	1,369,905
Liberty Property Trust (SBI)	19,813	688,898
MFA Financial, Inc.	49,852	417,760
Mid-America Apartment Communities, Inc.	9,995	706,247
National Retail Properties, Inc.	16,087	613,236
NorthStar Realty Finance Corp.	28,973	538,318
Omega Healthcare Investors, Inc.	16,541	631,205
Piedmont Office Realty Trust, Inc. Class A (d)	20,059	390,148
Plum Creek Timber Co., Inc.	23,438	961,192
Post Properties, Inc.	7,247	405,397
Prologis, Inc.	66,359	2,763,852
Rayonier, Inc.	16,697	558,849
Realty Income Corp.	29,626	1,363,685
Regency Centers Corp.	12,302	746,731
Retail Properties America, Inc.	31,267	490,579
Senior Housing Properties Trust (SBI)	27,064	611,376
SL Green Realty Corp.	12,724	1,472,167
Spirit Realty Capital, Inc.	53,627	638,161
Starwood Property Trust, Inc. (d)	29,590	667,550
Tanger Factory Outlet Centers, Inc.	12,341	441,438
Taubman Centers, Inc.	8,527	648,478
The Macerich Co.	18,589	1,310,525
Two Harbors Investment Corp.	48,744	493,777
UDR, Inc.	33,268	1,005,692
Ventas, Inc.	39,280	2,691,073
Vornado Realty Trust	25,070	2,744,664
Washington Prime Group, Inc. (d)	20,174	355,668
Weingarten Realty Investors (SBI)	16,307	591,129
Weyerhaeuser Co.	69,839	2,364,749
WP Carey, Inc.	13,235	896,274
		70,411,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	37,481	$ 1,199,392
Forest City Enterprises, Inc. Class A (a)	22,586	471,822
Howard Hughes Corp. (a)	5,248	773,450
Jones Lang LaSalle, Inc.	5,870	793,683
Realogy Holdings Corp. (a)	19,540	801,335
		4,039,682
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	70,472	680,055
Nationstar Mortgage Holdings, Inc. (a)	2,952	103,674
New York Community Bancorp, Inc.	58,569	934,176
Ocwen Financial Corp. (a)	14,130	332,903
People's United Financial, Inc.	41,201	602,359
TFS Financial Corp.	10,029	149,833
		2,803,000
TOTAL FINANCIALS		174,739,373
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Alkermes PLC (a)	19,166	968,841
Alnylam Pharmaceuticals, Inc. (a)	8,838	819,636
BioMarin Pharmaceutical, Inc. (a)	19,364	1,597,530
Cubist Pharmaceuticals, Inc. (a)	10,305	744,948
Incyte Corp. (a)	19,135	1,283,193
Intercept Pharmaceuticals, Inc. (a)	1,675	432,803
Medivation, Inc. (a)	10,229	1,081,205
Myriad Genetics, Inc. (a)(d)	9,740	384,633
Pharmacyclics, Inc. (a)(d)	8,057	1,052,808
Seattle Genetics, Inc. (a)(d)	13,411	491,781
United Therapeutics Corp. (a)	6,337	829,957
Vertex Pharmaceuticals, Inc. (a)	31,436	3,540,951
		13,228,286
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	10,739	429,238
Align Technology, Inc. (a)	10,799	568,243
Boston Scientific Corp. (a)	176,028	2,337,652
C.R. Bard, Inc.	10,156	1,665,279
CareFusion Corp. (a)	27,408	1,572,397
DENTSPLY International, Inc.	18,900	959,553
Edwards Lifesciences Corp. (a)	13,962	1,688,285
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	7,813	$ 347,522
Hologic, Inc. (a)(d)	32,065	839,782
IDEXX Laboratories, Inc. (a)	6,457	914,763
Intuitive Surgical, Inc. (a)	4,785	2,372,403
ResMed, Inc. (d)	18,534	967,845
Sirona Dental Systems, Inc. (a)	7,577	595,173
St. Jude Medical, Inc.	37,811	2,426,332
Teleflex, Inc.	5,479	625,263
The Cooper Companies, Inc.	6,322	1,036,176
Varian Medical Systems, Inc. (a)(d)	13,773	1,158,585
Zimmer Holdings, Inc.	22,314	2,482,209
		22,986,700
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	30,019	2,563,923
Brookdale Senior Living, Inc. (a)	22,841	769,970
Cardinal Health, Inc.	45,299	3,555,066
Catamaran Corp. (a)	27,328	1,302,084
Centene Corp. (a)	7,596	703,921
Cigna Corp.	35,824	3,566,996
Community Health Systems, Inc. (a)	15,460	849,836
DaVita HealthCare Partners, Inc. (a)	23,722	1,851,977
Envision Healthcare Holdings, Inc. (a)	10,565	369,247
HCA Holdings, Inc. (a)	43,401	3,040,240
Health Net, Inc. (a)	10,651	506,029
Henry Schein, Inc. (a)	11,279	1,353,818
Humana, Inc.	20,593	2,859,338
Laboratory Corp. of America Holdings (a)(d)	11,257	1,230,278
LifePoint Hospitals, Inc. (a)	5,993	419,510
MEDNAX, Inc. (a)	13,649	852,107
Omnicare, Inc.	13,244	881,918
Patterson Companies, Inc.	11,519	496,584
Premier, Inc. (a)	4,432	147,940
Quest Diagnostics, Inc.	19,160	1,215,894
Tenet Healthcare Corp. (a)	12,850	720,243
Universal Health Services, Inc. Class B	11,845	1,228,445
VCA, Inc. (a)	11,761	535,949
		31,021,313
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	24,192	331,914
athenahealth, Inc. (a)	5,070	621,075
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Cerner Corp. (a)	39,654	$ 2,511,684
IMS Health Holdings, Inc.	9,621	233,309
Veeva Systems, Inc. Class A	4,959	147,679
		3,845,661
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	44,348	2,451,557
Bio-Rad Laboratories, Inc. Class A (a)	2,845	320,973
Bruker BioSciences Corp. (a)	14,636	303,404
Charles River Laboratories International, Inc. (a)	6,289	397,213
Covance, Inc. (a)	7,740	618,426
Illumina, Inc. (a)	18,552	3,572,744
Mettler-Toledo International, Inc. (a)	3,854	996,143
PerkinElmer, Inc.	15,183	659,246
QIAGEN NV (a)(d)	31,017	727,659
Quintiles Transnational Holdings, Inc. (a)	7,619	446,016
Techne Corp.	4,941	449,878
Waters Corp. (a)	11,231	1,244,395
		12,187,654
Pharmaceuticals - 1.7%
Endo Health Solutions, Inc. (a)	20,120	1,346,430
Hospira, Inc. (a)	22,251	1,194,879
Jazz Pharmaceuticals PLC (a)	7,888	1,331,810
Mallinckrodt PLC (a)	15,122	1,393,946
Mylan, Inc. (a)	49,745	2,663,845
Perrigo Co. PLC	17,808	2,875,102
Salix Pharmaceuticals Ltd. (a)(d)	8,496	1,222,150
Zoetis, Inc. Class A	66,588	2,474,410
		14,502,572
TOTAL HEALTH CARE		97,772,186
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	4,202	491,466
BE Aerospace, Inc. (a)	14,034	1,044,831
Exelis, Inc.	25,681	458,406
Hexcel Corp. (a)	13,129	549,974
Huntington Ingalls Industries, Inc.	6,582	696,507
L-3 Communications Holdings, Inc.	11,445	1,390,110
Rockwell Collins, Inc.	17,978	1,512,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Spirit AeroSystems Holdings, Inc. Class A (a)	16,228	$ 638,410
Textron, Inc.	36,937	1,533,994
TransDigm Group, Inc.	7,051	1,318,749
Triumph Group, Inc.	7,013	488,315
Vectrus, Inc. (a)	1,361	33,263
		10,156,874
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	19,730	1,365,513
Expeditors International of Washington, Inc.	26,217	1,118,417
		2,483,930
Airlines - 1.0%
Alaska Air Group, Inc.	18,302	974,215
Copa Holdings SA Class A (d)	4,430	517,956
Southwest Airlines Co.	92,290	3,182,159
Spirit Airlines, Inc. (a)	9,646	705,219
United Continental Holdings, Inc. (a)	49,706	2,624,974
		8,004,523
Building Products - 0.6%
A.O. Smith Corp.	9,917	529,072
Allegion PLC	12,886	684,118
Armstrong World Industries, Inc. (a)	5,941	287,663
Fortune Brands Home & Security, Inc.	22,026	952,625
Lennox International, Inc.	6,491	577,180
Masco Corp.	47,124	1,040,027
Owens Corning	15,753	505,041
USG Corp. (a)(d)	12,605	338,570
		4,914,296
Commercial Services & Supplies - 1.3%
ADT Corp. (d)	23,187	831,022
Cintas Corp.	13,304	974,385
Clean Harbors, Inc. (a)(d)	8,169	405,427
Copart, Inc. (a)	14,702	491,635
Covanta Holding Corp.	14,237	314,211
KAR Auction Services, Inc.	18,320	556,195
Pitney Bowes, Inc.	26,711	660,830
R.R. Donnelley & Sons Co. (d)	26,861	468,724
Republic Services, Inc.	35,559	1,365,466
Rollins, Inc.	8,338	265,732
Stericycle, Inc. (a)	11,345	1,429,470
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tyco International Ltd.	61,396	$ 2,635,730
Waste Connections, Inc.	16,295	813,121
		11,211,948
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	19,760	643,188
Chicago Bridge & Iron Co. NV	13,094	715,456
Fluor Corp.	21,066	1,397,518
Foster Wheeler AG	13,439	417,012
Jacobs Engineering Group, Inc. (a)	17,697	839,723
KBR, Inc.	20,132	384,119
Quanta Services, Inc. (a)	28,500	971,280
		5,368,296
Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,766	803,953
AMETEK, Inc.	32,518	1,695,814
Babcock & Wilcox Co.	14,959	427,827
Hubbell, Inc. Class B	7,896	895,485
Regal-Beloit Corp.	6,109	433,556
Rockwell Automation, Inc.	18,473	2,075,442
SolarCity Corp. (a)(d)	5,538	327,739
		6,659,816
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	8,500	755,480
Roper Industries, Inc.	13,314	2,107,606
		2,863,086
Machinery - 3.8%
AGCO Corp.	12,374	548,292
Allison Transmission Holdings, Inc.	18,132	588,927
Colfax Corp. (a)	12,799	696,010
Crane Co.	6,446	401,908
Donaldson Co., Inc.	18,943	787,650
Dover Corp.	22,246	1,767,222
Flowserve Corp.	18,280	1,242,857
Graco, Inc. (d)	8,073	633,731
IDEX Corp.	10,633	796,518
Ingersoll-Rand PLC	36,068	2,258,578
ITT Corp.	12,010	541,171
Joy Global, Inc. (d)	13,298	699,874
Kennametal, Inc.	10,628	410,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	10,699	$ 775,464
Manitowoc Co., Inc.	18,339	382,185
Middleby Corp. (a)	7,535	666,848
Navistar International Corp. (a)(d)	7,460	263,860
Nordson Corp.	8,636	661,086
Oshkosh Truck Corp.	11,311	506,280
PACCAR, Inc.	47,236	3,085,456
Pall Corp.	14,688	1,342,777
Parker Hannifin Corp.	19,845	2,520,910
Pentair PLC	25,610	1,717,151
Snap-On, Inc.	7,688	1,015,892
SPX Corp.	5,813	551,014
Stanley Black & Decker, Inc.	20,818	1,949,398
Terex Corp.	14,772	424,990
Timken Co.	11,041	474,653
Toro Co.	7,379	455,506
Trinity Industries, Inc.	20,637	736,947
Valmont Industries, Inc. (d)	3,585	488,169
WABCO Holdings, Inc. (a)	7,490	729,376
Wabtec Corp.	12,774	1,102,396
Xylem, Inc.	24,429	888,238
		32,111,681
Marine - 0.1%
Kirby Corp. (a)	7,572	837,312
Professional Services - 1.0%
Dun & Bradstreet Corp.	4,934	605,945
Equifax, Inc.	16,150	1,223,201
IHS, Inc. Class A (a)	9,052	1,186,084
Manpower, Inc.	10,617	708,685
Nielsen Holdings B.V.	37,333	1,586,279
Robert Half International, Inc.	18,363	1,005,925
Towers Watson & Co.	8,629	951,692
Verisk Analytics, Inc. (a)	22,013	1,372,511
		8,640,322
Road & Rail - 0.9%
AMERCO	964	261,360
Avis Budget Group, Inc. (a)	13,846	771,915
Con-way, Inc.	7,618	330,393
Genesee & Wyoming, Inc. Class A (a)	7,034	676,671
Hertz Global Holdings, Inc. (a)	59,114	1,295,779
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	12,230	$ 975,587
Kansas City Southern	14,743	1,810,293
Landstar System, Inc.	5,946	440,063
Old Dominion Freight Lines, Inc. (a)	8,331	607,080
Ryder System, Inc.	7,091	627,341
		7,796,482
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	13,641	499,124
Fastenal Co.	39,276	1,729,715
GATX Corp.	6,224	394,602
HD Supply Holdings, Inc. (a)	13,767	397,040
MRC Global, Inc. (a)	13,483	283,547
MSC Industrial Direct Co., Inc. Class A	6,350	514,160
Now, Inc. (d)	14,415	433,315
United Rentals, Inc. (a)(d)	12,989	1,429,569
Veritiv Corp. (a)(d)	909	41,003
W.W. Grainger, Inc.	7,773	1,918,376
WESCO International, Inc. (a)(d)	5,838	481,110
		8,121,561
TOTAL INDUSTRIALS		109,170,127
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (d)	814	66,138
Arris Group, Inc. (a)	16,832	505,297
Brocade Communications Systems, Inc.	57,349	615,355
CommScope Holding Co., Inc.	8,239	177,468
EchoStar Holding Corp. Class A (a)	5,541	258,931
F5 Networks, Inc. (a)(d)	10,039	1,234,596
Harris Corp.	14,150	984,840
JDS Uniphase Corp. (a)	30,818	414,810
Juniper Networks, Inc.	62,919	1,325,703
Motorola Solutions, Inc.	29,967	1,932,872
Palo Alto Networks, Inc. (a)	7,263	767,699
Riverbed Technology, Inc. (a)	20,856	396,055
		8,679,764
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	41,918	2,120,212
Arrow Electronics, Inc. (a)	13,094	744,525
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc.	18,199	$ 787,107
AVX Corp.	6,726	97,123
CDW Corp.	11,608	357,991
Dolby Laboratories, Inc. Class A	6,109	256,089
FLIR Systems, Inc.	18,613	624,094
Ingram Micro, Inc. Class A (a)	20,546	551,455
IPG Photonics Corp. (a)(d)	4,544	333,575
Jabil Circuit, Inc.	26,967	564,959
Knowles Corp. (a)(d)	11,716	227,993
National Instruments Corp.	13,599	430,816
Tech Data Corp. (a)	5,193	310,126
Trimble Navigation Ltd. (a)(d)	34,782	934,245
Vishay Intertechnology, Inc. (d)	18,427	248,949
Zebra Technologies Corp. Class A (a)	6,759	498,476
		9,087,735
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	23,600	1,423,080
AOL, Inc. (a)	10,731	467,120
CoStar Group, Inc. (a)	4,323	696,392
Equinix, Inc.	7,028	1,468,149
IAC/InterActiveCorp	9,986	675,952
LinkedIn Corp. (a)	13,878	3,177,507
Pandora Media, Inc. (a)	27,097	522,430
Rackspace Hosting, Inc. (a)	15,448	592,585
Twitter, Inc.	63,970	2,652,836
VeriSign, Inc. (a)(d)	14,800	884,448
Yelp, Inc. (a)(d)	6,711	402,660
Zillow, Inc. (a)(d)	4,136	449,707
		13,412,866
IT Services - 2.8%
Alliance Data Systems Corp. (a)	7,224	2,046,920
Amdocs Ltd.	21,239	1,009,702
Booz Allen Hamilton Holding Corp. Class A	9,725	256,254
Broadridge Financial Solutions, Inc.	16,120	708,152
Computer Sciences Corp.	19,122	1,154,969
CoreLogic, Inc. (a)	12,351	387,451
DST Systems, Inc.	4,060	391,181
Fidelity National Information Services, Inc.	38,354	2,239,490
Fiserv, Inc. (a)	33,008	2,293,396
FleetCor Technologies, Inc. (a)	11,080	1,668,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	12,050	$ 972,556
Genpact Ltd. (a)	20,957	367,795
Global Payments, Inc.	8,946	720,153
Jack Henry & Associates, Inc.	11,168	668,070
Leidos Holdings, Inc.	8,725	319,073
Paychex, Inc.	43,304	2,032,690
Sabre Corp. (d)	6,485	111,542
Teradata Corp. (a)(d)	20,883	883,769
The Western Union Co.	71,370	1,210,435
Total System Services, Inc.	22,417	757,470
Vantiv, Inc. (a)	16,557	511,942
VeriFone Systems, Inc. (a)	14,856	553,535
Xerox Corp.	155,523	2,065,345
		23,330,095
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(d)	82,065	229,782
Altera Corp.	41,623	1,430,583
Analog Devices, Inc.	41,940	2,081,063
Applied Materials, Inc.	161,906	3,576,504
Atmel Corp. (a)	55,000	408,100
Avago Technologies Ltd.	33,231	2,866,174
Broadcom Corp. Class A	71,408	2,990,567
Cree, Inc. (a)(d)	16,120	507,458
First Solar, Inc. (a)(d)	9,740	573,686
Freescale Semiconductor, Inc. (a)(d)	13,557	269,649
KLA-Tencor Corp.	22,206	1,757,605
Lam Research Corp.	21,638	1,684,735
Linear Technology Corp.	31,738	1,359,656
Marvell Technology Group Ltd.	53,474	718,691
Maxim Integrated Products, Inc.	37,400	1,097,316
Microchip Technology, Inc. (d)	26,508	1,142,760
NVIDIA Corp. (d)	74,719	1,460,009
ON Semiconductor Corp. (a)	59,895	496,530
Skyworks Solutions, Inc.	25,152	1,464,852
SunEdison, Inc. (a)(d)	35,736	697,209
SunPower Corp. (a)(d)	5,973	190,180
Teradyne, Inc.	27,371	503,626
Xilinx, Inc.	35,915	1,597,499
		29,104,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.2%
Activision Blizzard, Inc.	65,776	$ 1,312,231
ANSYS, Inc. (a)	12,414	975,244
Autodesk, Inc. (a)	30,097	1,731,781
CA Technologies, Inc.	42,405	1,232,289
Cadence Design Systems, Inc. (a)	38,741	695,401
Citrix Systems, Inc. (a)	21,660	1,391,222
Concur Technologies, Inc. (a)	6,349	814,704
Electronic Arts, Inc. (a)	41,976	1,719,757
FactSet Research Systems, Inc. (d)	5,671	745,396
FireEye, Inc. (a)(d)	11,224	381,504
Fortinet, Inc. (a)	18,415	479,711
Informatica Corp. (a)	14,817	528,374
Intuit, Inc.	37,752	3,322,554
NetSuite, Inc. (a)(d)	5,585	606,866
Nuance Communications, Inc. (a)(d)	34,608	534,001
Parametric Technology Corp. (a)	15,912	607,043
Red Hat, Inc. (a)	25,411	1,497,216
Rovi Corp. (a)	12,450	259,956
ServiceNow, Inc. (a)	19,221	1,305,683
SolarWinds, Inc. (a)	8,593	408,597
Solera Holdings, Inc.	9,120	473,784
Splunk, Inc. (a)	15,621	1,032,236
Symantec Corp.	92,037	2,284,358
Synopsys, Inc. (a)	20,753	850,458
Tableau Software, Inc. (a)	5,082	419,722
TIBCO Software, Inc. (a)	21,977	513,602
Workday, Inc. Class A (a)(d)	12,404	1,184,334
Zynga, Inc. (a)	92,781	236,592
		27,544,616
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corp. (a)(d)	14,765	558,117
Diebold, Inc.	8,610	305,052
Lexmark International, Inc. Class A (d)	8,013	345,841
NCR Corp. (a)	22,084	611,064
NetApp, Inc.	44,317	1,896,768
SanDisk Corp.	30,114	2,834,932
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Stratasys Ltd. (a)(d)	6,659	$ 801,477
Western Digital Corp.	29,629	2,914,605
		10,267,856
TOTAL INFORMATION TECHNOLOGY		121,427,166
MATERIALS - 5.7%
Chemicals - 2.7%
Airgas, Inc.	9,961	1,111,050
Albemarle Corp. (d)	10,717	625,658
Ashland, Inc.	10,426	1,126,738
Cabot Corp.	8,469	393,216
Celanese Corp. Class A	20,615	1,210,719
CF Industries Holdings, Inc.	6,943	1,805,180
Cytec Industries, Inc.	9,377	437,250
Eastman Chemical Co.	19,929	1,609,865
FMC Corp.	17,630	1,011,081
Huntsman Corp.	26,796	653,822
International Flavors & Fragrances, Inc.	10,871	1,077,860
NewMarket Corp.	1,208	468,716
Platform Specialty Products Corp. (a)	11,606	301,756
Rayonier Advanced Materials, Inc. (d)	5,263	150,153
Rockwood Holdings, Inc.	9,548	734,337
RPM International, Inc.	17,874	809,692
Sherwin-Williams Co.	11,507	2,641,547
Sigma Aldrich Corp.	15,798	2,147,106
The Mosaic Co.	44,670	1,979,328
The Scotts Miracle-Gro Co. Class A	6,072	359,705
Valspar Corp.	11,293	927,833
W.R. Grace & Co. (a)	10,113	956,690
Westlake Chemical Corp.	5,466	385,626
		22,924,928
Construction Materials - 0.3%
Eagle Materials, Inc.	6,675	583,595
Martin Marietta Materials, Inc.	8,324	973,242
Vulcan Materials Co.	17,303	1,067,768
		2,624,605
Containers & Packaging - 1.1%
Aptargroup, Inc.	8,769	545,783
Avery Dennison Corp.	12,783	598,884
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Ball Corp.	18,619	$ 1,199,622
Bemis Co., Inc.	13,540	520,884
Crown Holdings, Inc. (a)	18,444	884,021
Greif, Inc. Class A	4,119	181,483
MeadWestvaco Corp.	22,230	981,899
Owens-Illinois, Inc. (a)	22,109	569,749
Packaging Corp. of America	12,987	936,103
Rock-Tenn Co. Class A	19,019	972,822
Sealed Air Corp.	28,645	1,038,381
Silgan Holdings, Inc.	5,754	282,867
Sonoco Products Co.	13,663	558,407
		9,270,905
Metals & Mining - 1.2%
Alcoa, Inc.	156,232	2,618,448
Allegheny Technologies, Inc.	14,423	473,796
Carpenter Technology Corp.	7,294	365,065
Cliffs Natural Resources, Inc. (d)	19,530	219,322
Compass Minerals International, Inc.	4,360	373,565
Newmont Mining Corp.	66,102	1,240,074
Nucor Corp.	42,188	2,280,683
Reliance Steel & Aluminum Co.	10,603	715,490
Royal Gold, Inc.	8,446	482,689
Steel Dynamics, Inc.	31,795	731,603
Tahoe Resources, Inc. (a)	10,836	187,771
TimkenSteel Corp.	5,253	213,167
United States Steel Corp. (d)	19,379	775,935
		10,677,608
Paper & Forest Products - 0.4%
Domtar Corp.	8,459	347,411
International Paper Co.	57,669	2,919,205
		3,266,616
TOTAL MATERIALS		48,764,662
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	133,559	873,476
Level 3 Communications, Inc. (a)	23,799	1,116,411
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom, Inc. (a)	18,352	$ 785,099
Windstream Holdings, Inc.	80,270	841,230
		3,616,216
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	17,167	1,928,369
Telephone & Data Systems, Inc.	11,076	283,989
U.S. Cellular Corp. (a)(d)	2,006	73,059
		2,285,417
TOTAL TELECOMMUNICATION SERVICES		5,901,633
UTILITIES - 6.1%
Electric Utilities - 2.3%
Edison International	43,367	2,713,907
Entergy Corp.	23,913	2,009,170
FirstEnergy Corp.	55,931	2,088,464
Great Plains Energy, Inc.	20,106	541,455
Hawaiian Electric Industries, Inc. (d)	13,688	385,454
ITC Holdings Corp.	20,914	828,404
Northeast Utilities	42,135	2,079,362
OGE Energy Corp.	26,337	982,107
Pepco Holdings, Inc.	33,221	908,262
Pinnacle West Capital Corp.	14,590	896,847
PPL Corp.	88,619	3,100,779
Westar Energy, Inc. (d)	16,938	640,426
Xcel Energy, Inc. (d)	66,829	2,236,767
		19,411,404
Gas Utilities - 0.4%
AGL Resources, Inc.	15,985	861,751
Atmos Energy Corp.	13,186	698,858
National Fuel Gas Co.	11,234	777,730
Questar Corp.	23,393	564,005
UGI Corp.	22,994	866,644
		3,768,988
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	56,738	1,294,761
NRG Energy, Inc.	44,742	1,341,365
The AES Corp.	96,160	1,352,971
		3,989,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.7%
Alliant Energy Corp.	14,869	$ 920,540
Ameren Corp.	32,065	1,357,632
CenterPoint Energy, Inc.	56,826	1,395,078
CMS Energy Corp.	35,949	1,174,454
Consolidated Edison, Inc.	38,881	2,463,500
DTE Energy Co.	23,516	1,932,075
Integrys Energy Group, Inc.	10,659	774,696
MDU Resources Group, Inc.	25,440	716,899
NiSource, Inc.	41,991	1,766,141
Public Service Enterprise Group, Inc.	67,555	2,790,697
SCANA Corp.	18,824	1,033,249
Sempra Energy	32,625	3,588,750
TECO Energy, Inc.	30,928	606,498
Vectren Corp.	11,278	506,946
Wisconsin Energy Corp.	29,891	1,484,387
		22,511,542
Water Utilities - 0.2%
American Water Works Co., Inc.	23,767	1,268,445
Aqua America, Inc.	23,571	617,560
		1,886,005
TOTAL UTILITIES		51,567,036
TOTAL COMMON STOCKS (Cost $716,948,531)		845,291,443
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $399,962)	$ 400,000	399,983
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,436,535	$ 6,436,535
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	57,648,906	57,648,906
TOTAL MONEY MARKET FUNDS (Cost $64,085,441)		64,085,441
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $781,433,934)		909,776,867
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(59,857,489)
NET ASSETS - 100%		$ 849,919,378
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	$ 4,529,280	$ 292,326

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $392,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,370
Fidelity Securities Lending Cash Central Fund	162,515
Total	$ 166,885
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,280,620	$ 142,280,620	$ -	$ -
Consumer Staples	47,709,289	47,709,289	-	-
Energy	45,959,351	45,959,351	-	-
Financials	174,739,373	174,739,373	-	-
Health Care	97,772,186	97,772,186	-	-
Industrials	109,170,127	109,170,127	-	-
Information Technology	121,427,166	121,427,166	-	-
Materials	48,764,662	48,764,662	-	-
Telecommunication Services	5,901,633	5,901,633	-	-
Utilities	51,567,036	51,567,036	-	-
U.S. Government and Government Agency Obligations	399,983	-	399,983	-
Money Market Funds	64,085,441	64,085,441	-	-
Total Investments in Securities:	$ 909,776,867	$ 909,376,884	$ 399,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 292,326	$ 292,326	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 292,326	$ -
Total Value of Derivatives	$ 292,326	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $57,137,398) - See accompanying schedule: Unaffiliated issuers (cost $717,348,493)	$ 845,691,426
Fidelity Central Funds (cost $64,085,441)	64,085,441
Total Investments (cost $781,433,934)		$ 909,776,867
Receivable for investments sold		731,059
Receivable for fund shares sold		2,986,550
Dividends receivable		488,660
Distributions receivable from Fidelity Central Funds		38,604
Receivable for daily variation margin for derivative instruments		88,464
Receivable from investment adviser for expense reductions		74,431
Other receivables		65
Total assets		914,184,700

Liabilities
Payable to custodian bank	$ 186
Payable for investments purchased	5,767,748
Payable for fund shares redeemed	721,130
Accrued management fee	79,102
Other affiliated payables	48,250
Collateral on securities loaned, at value	57,648,906
Total liabilities		64,265,322

Net Assets		$ 849,919,378
Net Assets consist of:
Paid in capital		$ 705,898,373
Undistributed net investment income		5,306,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,079,686
Net unrealized appreciation (depreciation) on investments		128,635,259
Net Assets		$ 849,919,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($24,035,828 ÷ 1,388,899 shares)	$ 17.31

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($686,961,752 ÷ 39,638,540 shares)	$ 17.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,070,788 ÷ 6,868,914 shares)	$ 17.33

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($19,851,010 ÷ 1,145,171 shares)	$ 17.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index
Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,394,870
Interest		155
Income from Fidelity Central Funds (including $162,515 from security lending)		166,885
Total income		5,561,910

Expenses
Management fee	$ 437,248
Transfer agent fees	271,510
Independent trustees' compensation	1,568
Miscellaneous	482
Total expenses before reductions	710,808
Expense reductions	(415,908)	294,900
Net investment income (loss)		5,267,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,757,389
Foreign currency transactions	22
Futures contracts	(130,474)
Total net realized gain (loss)		10,626,937
Change in net unrealized appreciation (depreciation) on: Investment securities	31,861,610
Futures contracts	247,412
Total change in net unrealized appreciation (depreciation)		32,109,022
Net gain (loss)		42,735,959
Net increase (decrease) in net assets resulting from operations		$ 48,002,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,267,010	$ 6,577,922
Net realized gain (loss)	10,626,937	3,526,115
Change in net unrealized appreciation (depreciation)	32,109,022	68,898,450
Net increase (decrease) in net assets resulting from operations	48,002,969	79,002,487
Distributions to shareholders from net investment income	(2,363,383)	(4,447,495)
Distributions to shareholders from net realized gain	(1,040,816)	(3,210,300)
Total distributions	(3,404,199)	(7,657,795)
Share transactions - net increase (decrease)	177,908,365	308,161,972
Redemption fees	8,829	40,938
Total increase (decrease) in net assets	222,515,964	379,547,602

Net Assets
Beginning of period	627,403,414	247,855,812
End of period (including undistributed net investment income of $5,306,060 and undistributed net investment income of $2,402,433, respectively)	$ 849,919,378	$ 627,403,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.20	.18	.09
Net realized and unrealized gain (loss)	1.02	2.65	1.99	1.64
Total from investment operations	1.13	2.85	2.17	1.73
Distributions from net investment income	(.05)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.08)	(.25) J	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.31	$ 16.26	$ 13.66	$ 11.68
Total ReturnB, C	6.93%	20.99%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33% A	.33%	.33%	.33% A
Expenses net of fee waivers, if any	.22% A	.22%	.25%	.26% A
Expenses net of all reductions	.22% A	.22%	.25%	.26% A
Net investment income (loss)	1.30% A	1.35%	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,036	$ 15,099	$ 5,140	$ 7,794
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.28	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.21	.10
Net realized and unrealized gain (loss)	1.02	2.64	1.98	1.64
Total from investment operations	1.14	2.87	2.19	1.74
Distributions from net investment income	(.06)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.09)	(.27)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.28	$ 13.68	$ 11.69
Total Return B, C	6.99%	21.14%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.08% A	.08%	.09%	.12% A
Expenses net of all reductions	.08% A	.08%	.09%	.12% A
Net investment income (loss)	1.44% A	1.49%	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,962	$ 519,385	$ 198,767	$ 18,896
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.21	.10
Net realized and unrealized gain (loss)	1.01	2.65	1.98	1.65
Total from investment operations	1.13	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.09)	(.27)	(.21) J	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	6.93%	21.24%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14% A	.14%	.14%	.14% A
Expenses net of fee waivers, if any	.06% A	.06%	.07%	.08% A
Expenses net of all reductions	.06% A	.06%	.07%	.08% A
Net investment income (loss)	1.46% A	1.51%	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,071	$ 88,657	$ 42,952	$ 19,312
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.22	.10
Net realized and unrealized gain (loss)	1.01	2.65	1.97	1.65
Total from investment operations	1.13	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.09)	(.27)	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	6.94%	21.26%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12% A	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.04% A	.04%	.05%	.06% A
Expenses net of all reductions	.04% A	.04%	.05%	.06% A
Net investment income (loss)	1.48% A	1.53%	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,851	$ 4,263	$ 996	$ 109
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Puma Biotechnology, Inc.	0.4	0.1
Isis Pharmaceuticals, Inc.	0.3	0.2
WEX, Inc.	0.3	0.2
Team Health Holdings, Inc.	0.3	0.2
Brunswick Corp.	0.3	0.2
Ultimate Software Group, Inc.	0.3	0.2
RLJ Lodging Trust	0.2	0.2
Prosperity Bancshares, Inc.	0.2	0.2
LaSalle Hotel Properties (SBI)	0.2	0.2
Graphic Packaging Holding Co.	0.2	0.1
	2.7
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	23.4
Information Technology	17.6	17.1
Industrials	13.9	14.5
Health Care	13.9	12.8
Consumer Discretionary	13.0	12.8
Materials	4.8	4.9
Energy	4.6	6.0
Utilities	3.5	3.3
Consumer Staples	3.1	3.8
Telecommunication Services	0.8	0.7

Semiannual Report

Spartan Small Cap Index

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	42,956	$ 830,339
Cooper Tire & Rubber Co.	40,239	1,296,098
Cooper-Standard Holding, Inc. (a)	8,685	474,027
Dana Holding Corp.	107,609	2,201,680
Dorman Products, Inc. (a)(d)	17,018	788,954
Drew Industries, Inc.	15,023	722,005
Federal-Mogul Corp. Class A (a)	18,004	281,042
Fox Factory Holding Corp. (a)	6,654	112,719
Fuel Systems Solutions, Inc. (a)(d)	8,434	77,846
Gentherm, Inc. (a)	22,275	928,868
Modine Manufacturing Co. (a)	29,952	384,284
Motorcar Parts of America, Inc. (a)	11,118	322,867
Remy International, Inc.	9,073	167,669
Shiloh Industries, Inc. (a)	4,943	84,229
Spartan Motors, Inc.	20,525	116,787
Standard Motor Products, Inc.	12,524	494,948
Stoneridge, Inc. (a)	17,695	229,858
Strattec Security Corp.	2,167	224,761
Superior Industries International, Inc.	14,790	288,553
Tenneco, Inc. (a)	38,950	2,039,422
Tower International, Inc. (a)	12,855	312,377
		12,379,333
Automobiles - 0.0%
Winnebago Industries, Inc.	17,164	364,048
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,745	855,652
Pool Corp.	28,549	1,704,375
VOXX International Corp. (a)	11,595	98,905
Weyco Group, Inc.	3,931	122,451
		2,781,383
Diversified Consumer Services - 1.0%
2U, Inc. (d)	6,110	111,202
American Public Education, Inc. (a)	10,859	336,520
Ascent Capital Group, Inc. (a)(d)	8,693	558,960
Bridgepoint Education, Inc. (a)	9,833	124,289
Bright Horizons Family Solutions, Inc. (a)	19,274	858,849
Capella Education Co.	6,827	482,942
Career Education Corp. (a)	42,188	244,690
Carriage Services, Inc.	10,148	202,554
Chegg, Inc. (d)	45,782	304,450
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Collectors Universe, Inc.	4,108	$ 101,057
Education Management Corp. (a)(d)	12,654	7,530
Grand Canyon Education, Inc. (a)	29,694	1,422,343
Houghton Mifflin Harcourt Co.	69,941	1,399,519
ITT Educational Services, Inc. (a)(d)	15,156	153,227
K12, Inc. (a)	21,691	268,968
Liberty Tax, Inc. (a)	2,269	85,972
LifeLock, Inc. (a)(d)	50,801	859,045
Regis Corp. (d)	27,370	464,743
Sotheby's Class A (Ltd. vtg.)	38,898	1,542,695
Steiner Leisure Ltd. (a)	9,241	389,785
Strayer Education, Inc. (a)	6,846	501,059
Universal Technical Institute, Inc.	14,821	176,518
Weight Watchers International, Inc. (a)(d)	17,561	457,464
		11,054,381
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	63,450	727,137
Biglari Holdings, Inc. (a)	1,289	450,067
BJ's Restaurants, Inc. (a)(d)	14,985	659,640
Bloomin' Brands, Inc. (a)	48,490	916,946
Bob Evans Farms, Inc.	15,557	759,959
Boyd Gaming Corp. (a)(d)	48,835	564,044
Bravo Brio Restaurant Group, Inc. (a)	11,409	158,243
Buffalo Wild Wings, Inc. (a)(d)	11,953	1,784,344
Caesars Acquisition Co. (a)(d)	28,664	299,252
Caesars Entertainment Corp. (a)(d)	33,065	403,062
Carrols Restaurant Group, Inc. (a)	22,300	171,933
Churchill Downs, Inc.	8,399	856,530
Chuy's Holdings, Inc. (a)(d)	10,244	306,398
ClubCorp Holdings, Inc.	13,638	259,940
Cracker Barrel Old Country Store, Inc.	11,857	1,367,705
Del Frisco's Restaurant Group, Inc. (a)	14,813	343,958
Denny's Corp. (a)	54,784	472,238
Diamond Resorts International, Inc. (a)(d)	22,396	581,400
DineEquity, Inc.	10,456	930,166
Einstein Noah Restaurant Group, Inc.	7,006	141,872
El Pollo Loco Holdings, Inc. (a)(d)	5,110	182,172
Empire Resorts, Inc. (a)(d)	8,984	67,290
Famous Dave's of America, Inc. (a)(d)	2,785	72,605
Fiesta Restaurant Group, Inc. (a)(d)	16,870	930,381
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)(d)	4,521	$ 31,150
International Speedway Corp. Class A	18,207	570,425
Interval Leisure Group, Inc.	25,432	535,089
Intrawest Resorts Holdings, Inc.	8,003	85,152
Isle of Capri Casinos, Inc. (a)	12,900	95,847
Jack in the Box, Inc.	25,248	1,793,618
Jamba, Inc. (a)	11,350	151,523
Krispy Kreme Doughnuts, Inc. (a)(d)	41,262	780,677
La Quinta Holdings, Inc.	28,193	575,419
Life Time Fitness, Inc. (a)(d)	25,892	1,443,997
Marcus Corp.	11,485	196,738
Marriott Vacations Worldwide Corp.	17,776	1,234,365
Monarch Casino & Resort, Inc. (a)	5,663	92,137
Morgans Hotel Group Co. (a)	17,389	138,938
Multimedia Games Holding Co., Inc. (a)	18,626	650,047
Nathan's Famous, Inc. (a)	1,872	134,559
Noodles & Co. (a)	6,994	159,673
Papa John's International, Inc.	19,243	899,803
Papa Murphy's Holdings, Inc.	3,474	32,308
Penn National Gaming, Inc. (a)	49,499	647,942
Pinnacle Entertainment, Inc. (a)(d)	37,567	962,842
Popeyes Louisiana Kitchen, Inc. (a)	14,877	689,549
Potbelly Corp. (d)	8,897	113,526
Red Robin Gourmet Burgers, Inc. (a)	9,047	497,314
Ruby Tuesday, Inc. (a)	38,390	294,835
Ruth's Hospitality Group, Inc.	22,639	275,517
Scientific Games Corp. Class A (a)(d)	32,940	387,704
Sonic Corp.	34,217	862,611
Speedway Motorsports, Inc.	6,933	135,679
Texas Roadhouse, Inc. Class A (d)	44,446	1,283,156
The Cheesecake Factory, Inc.	31,540	1,448,948
Vail Resorts, Inc.	22,893	1,977,039
Zoe's Kitchen, Inc. (d)	3,874	141,246
		32,726,655
Household Durables - 1.1%
Beazer Homes U.S.A., Inc. (a)(d)	16,687	299,198
Cavco Industries, Inc. (a)	5,574	406,177
Century Communities, Inc.	2,645	48,880
CSS Industries, Inc.	6,124	174,901
Dixie Group, Inc. (a)(d)	8,915	70,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ethan Allen Interiors, Inc. (d)	16,196	$ 458,347
Flexsteel Industries, Inc.	2,913	99,945
Helen of Troy Ltd. (a)(d)	18,007	1,113,733
Hovnanian Enterprises, Inc. Class A (a)(d)	73,023	274,566
Installed Building Products, Inc. (a)	5,102	74,030
iRobot Corp. (a)(d)	18,861	673,715
KB Home	52,796	831,009
La-Z-Boy, Inc.	33,158	757,992
LGI Homes, Inc.	8,947	173,751
Libbey, Inc. (a)	13,420	385,825
Lifetime Brands, Inc.	6,232	106,630
M.D.C. Holdings, Inc.	26,095	637,240
M/I Homes, Inc. (a)(d)	15,339	330,402
Meritage Homes Corp. (a)	24,800	912,392
NACCO Industries, Inc. Class A	3,248	190,235
New Home Co. LLC (a)	5,050	76,609
Ryland Group, Inc.	29,615	1,060,513
Skullcandy, Inc. (a)	11,872	99,012
Standard Pacific Corp. (a)(d)	91,092	674,081
TRI Pointe Homes, Inc. (a)	93,611	1,281,535
Turtle Beach Corp. (a)(d)	4,176	24,137
UCP, Inc. (a)	4,657	63,754
Universal Electronics, Inc. (a)	10,266	584,033
WCI Communities, Inc. (a)(d)	6,982	130,982
William Lyon Homes, Inc. (a)	10,974	259,645
		12,273,519
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	16,957	136,165
Blue Nile, Inc. (a)(d)	7,642	271,291
Coupons.com, Inc. (a)(d)	7,185	100,015
FTD Companies, Inc. (a)(d)	11,857	417,129
Gaiam, Inc. Class A (a)	8,932	67,615
HSN, Inc.	20,981	1,386,215
Lands' End, Inc. (a)	10,531	499,907
NutriSystem, Inc. (d)	18,050	303,962
Orbitz Worldwide, Inc. (a)	32,287	267,013
Overstock.com, Inc. (a)(d)	7,545	174,440
PetMed Express, Inc. (d)	14,146	186,869
RetailMeNot, Inc. (a)(d)	19,678	414,419
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Shutterfly, Inc. (a)	24,259	$ 1,014,754
ValueVision Media, Inc. Class A (a)	28,295	160,150
		5,399,944
Leisure Products - 0.5%
Arctic Cat, Inc.	8,033	270,391
Black Diamond, Inc. (a)(d)	13,540	105,070
Brunswick Corp.	58,636	2,744,165
Callaway Golf Co. (d)	48,868	383,125
Escalade, Inc.	5,898	67,473
JAKKS Pacific, Inc. (a)(d)	11,111	70,888
Johnson Outdoors, Inc. Class A	2,975	89,399
Leapfrog Enterprises, Inc. Class A (a)(d)	40,844	217,290
Malibu Boats, Inc. Class A (a)	5,766	107,594
Marine Products Corp.	6,313	53,282
Nautilus, Inc. (a)	19,486	260,723
Smith & Wesson Holding Corp. (a)	34,097	346,426
Sturm, Ruger & Co., Inc. (d)	12,278	511,747
		5,227,573
Media - 1.3%
A.H. Belo Corp. Class A	11,197	128,877
AMC Entertainment Hld, Inc. Class A	13,256	336,702
Carmike Cinemas, Inc. (a)	15,778	505,685
Central European Media Enterprises Ltd. Class A (a)(d)	42,019	102,106
Cinedigm Corp. (a)	45,567	70,629
Crown Media Holdings, Inc. Class A (a)	20,582	71,831
Cumulus Media, Inc. Class A (a)(d)	90,017	347,466
Daily Journal Corp. (a)(d)	644	117,627
Dex Media, Inc. (a)(d)	8,851	68,949
E.W. Scripps Co. Class A (a)(d)	19,417	372,806
Entercom Communications Corp. Class A (a)	14,705	151,167
Entravision Communication Corp. Class A	36,711	189,429
Eros International PLC (a)(d)	13,984	258,145
Global Sources Ltd. (a)(d)	10,581	77,559
Gray Television, Inc. (a)	31,085	287,225
Harte-Hanks, Inc.	31,538	205,312
Hemisphere Media Group, Inc. (a)(d)	4,978	63,718
Journal Communications, Inc. Class A (a)	28,149	276,142
Lee Enterprises, Inc. (a)(d)	31,916	119,047
Loral Space & Communications Ltd. (a)	8,218	628,677
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	17,802	77,083
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	27,582	$ 570,948
Media General, Inc. Class A (a)(d)	35,256	526,725
Meredith Corp. (d)	22,704	1,183,787
National CineMedia, Inc.	38,459	611,498
New Media Investment Group, Inc.	22,866	435,826
Nexstar Broadcasting Group, Inc. Class A	19,388	874,787
Radio One, Inc. Class D (non-vtg.) (a)(d)	13,761	34,265
ReachLocal, Inc. (a)(d)	7,875	35,674
Reading International, Inc. Class A (a)	10,289	102,581
Rentrak Corp. (a)(d)	6,250	480,438
Saga Communications, Inc. Class A	2,154	86,375
Salem Communications Corp. Class A	6,492	50,053
Scholastic Corp.	16,954	590,169
SFX Entertainment, Inc. (d)	29,173	149,949
Sinclair Broadcast Group, Inc. Class A (d)	43,275	1,257,139
Sizmek, Inc. (a)	13,121	75,183
The McClatchy Co. Class A (a)(d)	43,705	155,590
The New York Times Co. Class A (d)	87,116	1,118,569
Time, Inc.	70,380	1,589,884
Townsquare Media, Inc.	5,758	72,608
World Wrestling Entertainment, Inc. Class A (d)	18,494	228,401
		14,686,631
Multiline Retail - 0.2%
Burlington Stores, Inc.	18,290	767,083
Fred's, Inc. Class A (d)	23,560	369,892
The Bon-Ton Stores, Inc. (d)	8,700	76,647
Tuesday Morning Corp. (a)(d)	27,439	559,481
		1,773,103
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	49,296	148,381
America's Car Mart, Inc. (a)(d)	4,897	225,164
American Eagle Outfitters, Inc. (d)	123,822	1,593,589
ANN, Inc. (a)	29,512	1,132,966
Asbury Automotive Group, Inc. (a)	19,494	1,365,360
Barnes & Noble, Inc. (a)(d)	25,885	564,811
bebe stores, Inc.	18,674	42,763
Big 5 Sporting Goods Corp.	12,617	155,315
Brown Shoe Co., Inc.	28,323	753,109
Build-A-Bear Workshop, Inc. (a)	8,313	140,905
Christopher & Banks Corp. (a)	22,731	148,433
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	9,763	$ 221,132
Conn's, Inc. (a)(d)	17,463	543,274
Destination Maternity Corp.	9,223	138,161
Destination XL Group, Inc. (a)(d)	20,831	109,154
Express, Inc. (a)	53,175	796,030
Finish Line, Inc. Class A	30,343	803,179
Five Below, Inc. (a)(d)	34,675	1,382,492
Francesca's Holdings Corp. (a)(d)	26,343	313,745
Genesco, Inc. (a)	15,153	1,162,084
Group 1 Automotive, Inc. (d)	15,366	1,312,717
Guess?, Inc.	38,748	859,043
Haverty Furniture Companies, Inc.	12,614	277,634
hhgregg, Inc. (a)(d)	7,164	37,110
Hibbett Sports, Inc. (a)(d)	16,335	741,446
Kirkland's, Inc. (a)	9,240	164,472
Lithia Motors, Inc. Class A (sub. vtg.)	14,535	1,128,207
Lumber Liquidators Holdings, Inc. (a)(d)	17,259	928,016
MarineMax, Inc. (a)	15,482	296,790
Mattress Firm Holding Corp. (a)(d)	9,410	594,618
Monro Muffler Brake, Inc.	20,074	1,072,755
New York & Co., Inc. (a)	17,397	56,888
Office Depot, Inc. (a)	340,298	1,776,356
Outerwall, Inc. (a)(d)	12,835	812,070
Pacific Sunwear of California, Inc. (a)	29,571	44,948
Pier 1 Imports, Inc.	59,462	767,060
Rent-A-Center, Inc.	33,561	1,039,384
Restoration Hardware Holdings, Inc. (a)(d)	19,824	1,592,264
Sears Hometown & Outlet Stores, Inc. (a)(d)	6,910	103,926
Select Comfort Corp. (a)	34,380	883,222
Shoe Carnival, Inc.	9,500	174,800
Sonic Automotive, Inc. Class A (sub. vtg.)	25,227	627,900
Sportsman's Warehouse Holdings, Inc.	5,796	40,514
Stage Stores, Inc.	19,740	333,014
Stein Mart, Inc.	17,774	237,816
Systemax, Inc. (a)	6,746	103,214
The Buckle, Inc. (d)	17,728	874,522
The Cato Corp. Class A (sub. vtg.)	18,104	645,770
The Children's Place Retail Stores, Inc.	13,944	686,742
The Container Store Group, Inc.	10,777	198,728
The Men's Wearhouse, Inc.	30,470	1,433,004
The Pep Boys - Manny, Moe & Jack (a)	33,958	323,620
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tile Shop Holdings, Inc. (a)(d)	17,619	$ 151,700
Tilly's, Inc. (a)	6,311	44,934
Vitamin Shoppe, Inc. (a)(d)	19,413	911,052
West Marine, Inc. (a)	10,415	102,484
Winmark Corp.	1,401	115,274
Zumiez, Inc. (a)(d)	12,941	431,971
		33,666,032
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	17,685	681,580
Crocs, Inc. (a)	55,359	646,593
Culp, Inc.	5,214	98,910
G-III Apparel Group Ltd. (a)	12,093	959,580
Iconix Brand Group, Inc. (a)(d)	30,204	1,208,462
Movado Group, Inc. (d)	12,201	430,695
Oxford Industries, Inc.	9,184	562,520
Perry Ellis International, Inc. (a)	7,667	156,790
Quiksilver, Inc. (a)(d)	85,101	148,927
Sequential Brands Group, Inc. (a)	10,591	132,811
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,853	1,360,702
Steven Madden Ltd. (a)	36,711	1,150,890
Tumi Holdings, Inc. (a)(d)	32,050	665,679
Unifi, Inc. (a)	9,193	257,128
Vera Bradley, Inc. (a)(d)	13,569	309,373
Vince Holding Corp. (d)	6,970	244,299
Wolverine World Wide, Inc. (d)	64,870	1,760,572
		10,775,511
TOTAL CONSUMER DISCRETIONARY		143,108,113
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	5,244	1,305,756
Coca-Cola Bottling Co. Consolidated	2,971	268,697
Craft Brew Alliance, Inc. (a)	7,183	99,700
National Beverage Corp. (a)	7,431	186,667
		1,860,820
Food & Staples Retailing - 0.9%
Andersons, Inc.	17,750	1,131,208
Casey's General Stores, Inc.	24,564	2,011,055
Chefs' Warehouse Holdings (a)(d)	11,486	205,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fairway Group Holdings Corp. (a)(d)	11,021	$ 32,953
Fresh Market, Inc. (a)(d)	27,039	992,602
Ingles Markets, Inc. Class A	8,457	227,493
Liberator Medical Holdings, Inc.	18,756	54,017
Natural Grocers by Vitamin Cottage, Inc. (a)	5,322	96,381
Pantry, Inc. (a)	14,672	378,097
PriceSmart, Inc. (d)	11,792	1,049,842
Roundy's, Inc. (d)	23,379	78,787
SpartanNash Co.	24,194	542,188
SUPERVALU, Inc. (a)(d)	127,942	1,104,139
United Natural Foods, Inc. (a)(d)	31,575	2,147,732
Village Super Market, Inc. Class A	4,016	111,444
Weis Markets, Inc.	7,047	314,578
		10,477,771
Food Products - 1.5%
Alico, Inc.	1,731	63,874
B&G Foods, Inc. Class A (d)	33,886	998,282
Boulder Brands, Inc. (a)(d)	37,949	336,987
Cal-Maine Foods, Inc.	9,674	849,280
Calavo Growers, Inc.	8,504	412,784
Chiquita Brands International, Inc. (a)	29,702	428,600
Darling International, Inc. (a)	105,323	1,853,685
Dean Foods Co. (d)	58,877	866,081
Diamond Foods, Inc. (a)(d)	13,634	411,065
Farmer Brothers Co. (a)	4,450	129,762
Fresh Del Monte Produce, Inc.	22,721	729,571
Inventure Foods, Inc. (a)	9,113	120,656
J&J Snack Foods Corp.	9,304	958,591
John B. Sanfilippo & Son, Inc.	5,411	201,019
Lancaster Colony Corp.	11,771	1,076,929
Lifeway Foods, Inc. (a)(d)	2,792	46,208
Limoneira Co.	7,792	199,943
Omega Protein Corp. (a)	13,146	189,960
Post Holdings, Inc. (a)(d)	27,707	1,039,013
Sanderson Farms, Inc. (d)	14,521	1,219,474
Seaboard Corp. (a)(d)	178	546,971
Seneca Foods Corp. Class A (a)	4,862	130,691
Snyders-Lance, Inc.	30,139	897,841
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc. (d)	11,934	$ 353,843
TreeHouse Foods, Inc. (a)	26,642	2,269,099
		16,330,209
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,466	235,933
Harbinger Group, Inc. (a)	54,398	714,790
Oil-Dri Corp. of America	2,910	87,824
Orchids Paper Products Co.	4,807	138,249
WD-40 Co.	9,521	729,975
		1,906,771
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	15,967	261,859
IGI Laboratories, Inc. (a)	20,507	201,174
Inter Parfums, Inc.	10,504	298,314
MediFast, Inc. (a)(d)	8,212	260,649
Nature's Sunshine Products, Inc.	6,474	96,463
Nutraceutical International Corp. (a)	5,155	115,884
Revlon, Inc. (a)	7,211	247,337
Synutra International, Inc. (a)	10,309	65,256
The Female Health Co. (d)	12,959	59,223
USANA Health Sciences, Inc. (a)(d)	3,837	437,341
		2,043,500
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	31,852	70,074
Alliance One International, Inc. (a)	52,494	106,563
Universal Corp. (d)	14,536	646,852
Vector Group Ltd. (d)	43,764	977,688
		1,801,177
TOTAL CONSUMER STAPLES		34,420,248
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Aspen Aerogels, Inc. (d)	3,621	35,957
Basic Energy Services, Inc. (a)	19,855	256,130
Bristow Group, Inc.	22,514	1,663,785
C&J Energy Services, Inc. (a)(d)	29,121	562,327
Carbo Ceramics, Inc.	12,432	642,361
Dawson Geophysical Co.	4,802	81,586
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Era Group, Inc. (a)	12,659	$ 296,094
Exterran Holdings, Inc.	37,181	1,462,329
Forum Energy Technologies, Inc. (a)	37,564	1,025,497
Geospace Technologies Corp. (a)(d)	8,199	252,447
Glori Energy, Inc. (a)	7,256	38,674
Gulf Island Fabrication, Inc.	9,143	193,283
Gulfmark Offshore, Inc. Class A	17,174	517,968
Helix Energy Solutions Group, Inc. (a)	66,874	1,781,523
Hercules Offshore, Inc. (a)(d)	100,343	165,566
Hornbeck Offshore Services, Inc. (a)(d)	22,978	704,505
Independence Contract Drilling, Inc. (d)	6,472	47,440
ION Geophysical Corp. (a)	81,179	227,301
Key Energy Services, Inc. (a)(d)	81,867	248,876
Matrix Service Co. (a)	16,493	413,315
McDermott International, Inc. (a)(d)	151,012	579,886
Mitcham Industries, Inc. (a)	7,550	77,010
Natural Gas Services Group, Inc. (a)	7,893	203,087
Newpark Resources, Inc. (a)(d)	53,695	613,734
Nordic American Offshore Ltd.	11,318	181,088
North Atlantic Drilling Ltd.	44,895	277,900
Nuverra Environmental Solutions, Inc. (a)(d)	9,439	89,387
Parker Drilling Co. (a)	81,381	361,332
PHI, Inc. (non-vtg.) (a)	7,909	353,849
Pioneer Energy Services Corp. (a)	38,983	357,864
Profire Energy, Inc. (a)(d)	7,940	29,457
RigNet, Inc. (a)	7,480	325,006
SEACOR Holdings, Inc. (a)(d)	13,159	1,084,960
Tesco Corp.	21,740	413,930
TETRA Technologies, Inc. (a)	49,759	474,203
Vantage Drilling Co. (a)(d)	130,570	126,326
Willbros Group, Inc. (a)	25,206	147,959
		16,313,942
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	57,536	237,624
Adams Resources & Energy, Inc.	1,270	53,404
Alon U.S.A. Energy, Inc. (d)	16,287	261,243
Alpha Natural Resources, Inc. (a)(d)	138,202	270,876
American Eagle Energy Corp. (a)(d)	18,113	31,517
Amyris, Inc. (a)(d)	16,118	48,676
APCO Oil and Gas International, Inc. (a)	5,442	77,984
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)(d)	24,835	$ 245,867
Arch Coal, Inc. (d)	132,338	285,850
Ardmore Shipping Corp.	10,749	108,887
Bill Barrett Corp. (a)(d)	33,148	503,850
Bonanza Creek Energy, Inc. (a)	20,750	938,730
BPZ Energy, Inc. (a)(d)	70,626	87,576
Callon Petroleum Co. (a)	34,566	226,753
Carrizo Oil & Gas, Inc. (a)	28,834	1,497,638
Clayton Williams Energy, Inc. (a)(d)	3,680	305,955
Clean Energy Fuels Corp. (a)(d)	43,595	318,679
Cloud Peak Energy, Inc. (a)	39,053	467,464
Comstock Resources, Inc. (d)	29,828	353,164
Contango Oil & Gas Co. (a)(d)	10,855	396,967
Delek U.S. Holdings, Inc.	37,854	1,282,872
DHT Holdings, Inc.	57,889	385,541
Diamondback Energy, Inc. (a)	26,908	1,841,584
Dorian Lpg Ltd.	4,358	62,450
Eclipse Resources Corp.	18,975	248,762
Emerald Oil, Inc. (a)(d)	35,869	114,063
Energy XXI (Bermuda) Ltd.	61,470	472,704
Evolution Petroleum Corp.	11,684	110,531
EXCO Resources, Inc. (d)	94,588	288,493
Forest Oil Corp. (a)(d)	70,652	57,228
Frontline Ltd. (NY Shares) (a)(d)	39,492	55,684
FX Energy, Inc. (a)(d)	32,104	96,312
GasLog Ltd. (d)	26,719	556,290
Gastar Exploration, Inc. (a)	43,695	174,780
Goodrich Petroleum Corp. (a)(d)	21,659	178,470
Green Plains, Inc. (d)	23,635	808,317
Halcon Resources Corp. (a)(d)	165,859	515,821
Hallador Energy Co.	6,177	74,124
Harvest Natural Resources, Inc. (a)	25,067	93,249
Isramco, Inc. (a)	531	69,561
Jones Energy, Inc. (a)	6,645	82,132
Kodiak Oil & Gas Corp. (a)	168,239	1,815,299
Magnum Hunter Resources Corp. (a)(d)	129,479	600,783
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	1,613
Matador Resources Co. (a)(d)	46,315	1,124,065
Midstates Petroleum Co., Inc. (a)(d)	22,141	65,759
Miller Energy Resources, Inc. (a)(d)	17,792	61,916
Navios Maritime Acquisition Corp.	55,482	175,878
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nordic American Tanker Shipping Ltd. (d)	55,848	$ 471,916
Northern Oil & Gas, Inc. (a)(d)	38,013	429,547
Pacific Ethanol, Inc. (a)	14,686	207,219
Panhandle Royalty Co. Class A	8,714	179,160
Parsley Energy, Inc. Class A	33,740	572,568
PDC Energy, Inc. (a)	22,652	990,345
Penn Virginia Corp. (a)(d)	40,671	348,550
Petroquest Energy, Inc. (a)(d)	36,944	173,637
Quicksilver Resources, Inc. (a)(d)	74,785	40,877
Renewable Energy Group, Inc. (a)(d)	21,618	227,638
Resolute Energy Corp. (a)(d)	48,636	169,253
Rex American Resources Corp. (a)	4,073	296,351
Rex Energy Corp. (a)(d)	29,804	233,663
Ring Energy, Inc. (a)	13,287	228,536
Rosetta Resources, Inc. (a)(d)	38,905	1,479,557
RSP Permian, Inc. (a)(d)	14,514	355,158
Sanchez Energy Corp. (a)(d)	32,410	553,239
Scorpio Tankers, Inc. (d)	108,929	950,950
SemGroup Corp. Class A	27,127	2,081,997
Ship Finance International Ltd. (NY Shares) (d)	37,399	642,889
Solazyme, Inc. (a)(d)	47,405	363,596
Stone Energy Corp. (a)(d)	35,595	872,078
Swift Energy Co. (a)(d)	27,493	188,327
Synergy Resources Corp. (a)(d)	43,348	528,412
Teekay Tankers Ltd. (d)	41,478	175,867
TransAtlantic Petroleum Ltd. (a)	13,479	111,202
Triangle Petroleum Corp. (a)(d)	47,895	371,186
VAALCO Energy, Inc. (a)(d)	31,065	230,502
Vertex Energy, Inc. (a)(d)	8,275	52,298
W&T Offshore, Inc.	21,889	198,971
Warren Resources, Inc. (a)(d)	46,069	159,399
Western Refining, Inc.	33,790	1,540,486
Westmoreland Coal Co. (a)	9,748	356,484
		33,914,843
TOTAL ENERGY		50,228,785
FINANCIALS - 24.2%
Banks - 7.7%
1st Source Corp.	9,613	300,791
1st United Bancorp, Inc.	17,585	155,627
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
American National Bankshares, Inc.	4,707	$ 113,909
Ameris Bancorp	15,958	395,758
Ames National Corp.	4,907	121,694
Arrow Financial Corp. (d)	6,509	178,282
Banc of California, Inc. (d)	17,710	208,447
BancFirst Corp.	4,712	306,280
Banco Latinoamericano de Comercio Exterior SA Series E (d)	18,875	634,955
Bancorp, Inc., Delaware (a)	20,704	195,860
BancorpSouth, Inc.	60,979	1,404,346
Bank of Kentucky Financial Corp.	3,914	183,606
Bank of Marin Bancorp	3,521	175,768
Bank of the Ozarks, Inc.	50,329	1,773,594
Banner Bank	12,159	525,512
BBCN Bancorp, Inc.	50,159	709,248
Blue Hills Bancorp, Inc. (a)	17,639	235,128
BNC Bancorp	13,229	225,025
Boston Private Financial Holdings, Inc.	50,940	669,861
Bridge Bancorp, Inc.	6,924	181,824
Bridge Capital Holdings (a)	5,844	140,957
Bryn Mawr Bank Corp.	9,089	280,214
C1 Financial, Inc. (d)	2,112	36,474
Camden National Corp.	4,418	180,740
Capital Bank Financial Corp. Series A (a)	15,184	393,114
Capital City Bank Group, Inc.	6,336	95,737
Cardinal Financial Corp.	21,355	410,016
Cascade Bancorp (a)	18,481	94,438
Cathay General Bancorp	50,015	1,320,896
Centerstate Banks of Florida, Inc.	22,500	261,900
Central Pacific Financial Corp.	11,217	212,001
Century Bancorp, Inc. Class A (non-vtg.)	2,075	78,809
Chemical Financial Corp.	20,744	617,756
Citizens & Northern Corp.	7,402	147,300
City Holding Co. (d)	9,934	446,931
CNB Financial Corp., Pennsylvania	8,614	156,000
CoBiz, Inc.	22,748	273,431
Columbia Banking Systems, Inc.	34,405	955,771
Community Bank System, Inc.	25,812	984,728
Community Trust Bancorp, Inc.	9,956	357,918
CommunityOne Bancorp (a)	6,887	73,278
ConnectOne Bancorp, Inc.	14,185	262,423
CU Bancorp (a)	5,944	117,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Customers Bancorp, Inc. (d)	16,082	$ 307,166
CVB Financial Corp. (d)	65,950	1,040,691
Eagle Bancorp, Inc. (a)(d)	14,312	514,230
Enterprise Bancorp, Inc.	4,452	104,756
Enterprise Financial Services Corp.	13,360	251,836
FCB Financial Holdings, Inc. Class A	5,162	118,468
Fidelity Southern Corp.	11,066	169,863
Financial Institutions, Inc.	9,320	234,305
First Bancorp, North Carolina	13,198	239,148
First Bancorp, Puerto Rico (a)	65,676	342,172
First Busey Corp.	46,906	293,163
First Business Finance Services, Inc.	2,349	110,239
First Citizen Bancshares, Inc.	4,766	1,197,267
First Commonwealth Financial Corp.	58,957	551,248
First Community Bancshares, Inc.	9,749	159,591
First Connecticut Bancorp, Inc.	9,620	150,457
First Financial Bancorp, Ohio	36,223	635,351
First Financial Bankshares, Inc. (d)	40,353	1,282,418
First Financial Corp., Indiana	7,631	264,643
First Interstate Bancsystem, Inc.	11,696	343,161
First Merchants Corp.	22,544	510,622
First Midwest Bancorp, Inc., Delaware	47,305	794,251
First NBC Bank Holding Co. (a)	9,312	342,030
First of Long Island Corp.	8,144	214,513
FirstMerit Corp.	105,622	1,938,164
Flushing Financial Corp.	19,239	387,473
FNB Corp., Pennsylvania	110,775	1,416,812
German American Bancorp, Inc.	8,816	263,334
Glacier Bancorp, Inc.	47,149	1,352,705
Great Southern Bancorp, Inc.	7,184	273,064
Green Bancorp, Inc.	3,007	51,390
Guaranty Bancorp	8,778	138,429
Hampton Roads Bankshares, Inc. (a)	20,296	35,315
Hancock Holding Co.	51,985	1,829,352
Hanmi Financial Corp.	19,772	424,109
Heartland Financial U.S.A., Inc.	10,361	275,603
Heritage Commerce Corp.	12,399	107,871
Heritage Financial Corp., Washington	20,091	352,597
Heritage Oaks Bancorp	13,355	105,104
Home Bancshares, Inc.	34,204	1,091,792
HomeTrust Bancshares, Inc. (a)	12,420	191,889
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Horizon Bancorp Industries	5,480	$ 140,946
Hudson Valley Holding Corp.	9,972	226,763
IBERIABANK Corp.	19,856	1,367,284
Independent Bank Corp.	15,378	185,612
Independent Bank Corp., Massachusetts (d)	14,975	610,980
Independent Bank Group, Inc.	5,784	258,487
International Bancshares Corp.	33,970	963,729
Investors Bancorp, Inc.	220,791	2,373,503
Lakeland Bancorp, Inc.	25,435	279,531
Lakeland Financial Corp.	10,500	435,120
Macatawa Bank Corp.	15,599	81,271
MainSource Financial Group, Inc.	13,027	236,961
MB Financial, Inc. (d)	42,153	1,329,927
Mercantile Bank Corp.	10,626	209,651
Merchants Bancshares, Inc.	3,067	91,366
Metro Bancorp, Inc. (a)	8,937	223,782
Midsouth Bancorp, Inc.	4,962	93,980
MidWestOne Financial Group, Inc.	4,156	110,882
National Bank Holdings Corp.	25,931	507,988
National Bankshares, Inc. (d)	4,138	129,561
National Penn Bancshares, Inc.	80,205	825,309
NBT Bancorp, Inc.	27,127	696,621
NewBridge Bancorp (a)	22,877	203,377
Northrim Bancorp, Inc.	4,066	117,507
OFG Bancorp	28,538	444,337
Old Line Bancshares, Inc.	4,990	79,740
Old National Bancorp, Indiana	74,156	1,078,970
OmniAmerican Bancorp, Inc.	7,388	199,772
Opus Bank	3,053	80,294
Pacific Continental Corp.	10,708	154,409
Pacific Premier Bancorp, Inc. (a)	11,505	186,266
Palmetto Bancshares, Inc.	2,664	44,276
Park National Corp. (d)	8,347	704,236
Park Sterling Corp.	30,348	232,466
Peapack-Gladstone Financial Corp.	7,166	130,780
Penns Woods Bancorp, Inc.	2,870	139,281
Peoples Bancorp, Inc.	9,990	246,254
Peoples Financial Services Corp. (d)	4,753	238,458
Pinnacle Financial Partners, Inc.	22,512	882,470
Preferred Bank, Los Angeles	7,680	204,134
PrivateBancorp, Inc.	45,314	1,464,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Prosperity Bancshares, Inc.	43,396	$ 2,620,684
Renasant Corp.	19,515	588,377
Republic Bancorp, Inc., Kentucky Class A	5,909	143,293
Republic First Bancorp, Inc. (a)(d)	18,420	73,127
S&T Bancorp, Inc.	18,772	517,919
Sandy Spring Bancorp, Inc.	16,099	415,354
Seacoast Banking Corp., Florida (a)	11,547	147,340
ServisFirst Bancshares, Inc.	1,116	32,911
Sierra Bancorp	7,231	124,084
Simmons First National Corp. Class A	10,438	438,292
South State Corp.	15,408	929,256
Southside Bancshares, Inc. (d)	11,680	392,214
Southwest Bancorp, Inc., Oklahoma	13,002	234,426
Square 1 Financial, Inc. Class A	4,724	93,960
State Bank Financial Corp.	20,985	376,051
Sterling Bancorp	51,892	729,602
Stock Yards Bancorp, Inc.	10,073	335,229
Stonegate Bank (d)	6,550	178,095
Suffolk Bancorp	7,865	180,580
Sun Bancorp, Inc. (a)	5,051	102,030
Susquehanna Bancshares, Inc.	119,967	1,176,876
Talmer Bancorp, Inc. Class A	11,493	160,672
Texas Capital Bancshares, Inc. (a)(d)	27,075	1,655,636
The First Bancorp, Inc.	5,713	101,063
Tompkins Financial Corp.	9,419	472,834
TowneBank (d)	19,130	290,011
Trico Bancshares (d)	14,002	368,253
TriState Capital Holdings, Inc. (a)	13,149	128,203
Trustmark Corp. (d)	43,414	1,056,263
UMB Financial Corp.	23,694	1,411,689
Umpqua Holdings Corp. (d)	104,570	1,840,432
Union Bankshares Corp.	29,314	658,979
United Bankshares, Inc., West Virginia (d)	43,515	1,491,694
United Community Bank, Inc.	31,844	574,147
Univest Corp. of Pennsylvania	11,059	226,931
Valley National Bancorp (d)	124,572	1,243,229
ViewPoint Financial Group	25,524	696,039
Washington Trust Bancorp, Inc.	9,454	362,750
Webster Financial Corp.	56,391	1,767,294
WesBanco, Inc.	16,813	579,376
West Bancorp., Inc.	9,520	157,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Westamerica Bancorp.	16,414	$ 809,867
Western Alliance Bancorp. (a)	47,921	1,275,657
Wilshire Bancorp, Inc.	44,524	440,788
Wintrust Financial Corp.	29,989	1,389,090
Yadkin Financial Corp. (a)	13,056	253,417
		84,453,018
Capital Markets - 1.6%
Actua Corp. (a)	25,824	485,491
Arlington Asset Investment Corp. (d)	13,682	374,613
BGC Partners, Inc. Class A	109,730	930,510
Calamos Asset Management, Inc. Class A	11,643	159,509
CIFI Corp.	3,577	32,908
Cohen & Steers, Inc. (d)	12,656	542,436
CorEnergy Infrastructure Trust, Inc.	18,839	141,481
Cowen Group, Inc. Class A (a)	72,108	291,316
Diamond Hill Investment Group, Inc.	1,805	241,852
Evercore Partners, Inc. Class A	20,897	1,081,838
FBR & Co. (a)	5,936	143,295
Financial Engines, Inc. (d)	32,424	1,292,745
FXCM, Inc. Class A (d)	28,412	467,662
GAMCO Investors, Inc. Class A	4,011	331,389
GFI Group, Inc.	47,463	261,047
Greenhill & Co., Inc.	17,787	800,415
HFF, Inc.	20,773	653,934
INTL FCStone, Inc. (a)	9,191	166,357
Investment Technology Group, Inc. (a)	22,582	404,895
Janus Capital Group, Inc.	94,579	1,417,739
KCG Holdings, Inc. Class A (a)	31,428	335,022
Ladenburg Thalmann Financial Services, Inc. (a)(d)	62,169	265,462
Manning & Napier, Inc. Class A	8,127	128,732
Marcus & Millichap, Inc.	5,002	155,362
Moelis & Co. Class A	4,630	158,161
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,354	180,541
Piper Jaffray Companies (a)	10,095	569,964
Pzena Investment Management, Inc.	6,767	68,008
RCS Capital Corp. Class A (d)	5,878	96,458
Safeguard Scientifics, Inc. (a)(d)	12,930	257,954
Silvercrest Asset Management Group Class A (a)	3,371	50,329
Stifel Financial Corp. (a)	41,491	1,971,237
SWS Group, Inc. (a)(d)	17,439	128,874
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Virtus Investment Partners, Inc.	4,443	$ 796,230
Walter Investment Management Corp. (a)(d)	23,767	539,986
Westwood Holdings Group, Inc.	4,585	309,488
WisdomTree Investments, Inc. (d)	67,898	1,001,496
		17,234,736
Consumer Finance - 0.8%
Cash America International, Inc.	17,732	871,528
Consumer Portfolio Services, Inc. (a)	12,510	88,321
Credit Acceptance Corp. (a)(d)	4,392	648,084
Encore Capital Group, Inc. (a)(d)	16,458	749,004
EZCORP, Inc. (non-vtg.) Class A (a)(d)	33,491	377,778
First Cash Financial Services, Inc. (a)	18,527	1,094,575
Green Dot Corp. Class A (a)	19,420	464,138
J.G. Wentworth Co.	7,012	77,973
Nelnet, Inc. Class A	13,479	641,466
Nicholas Financial, Inc. (a)	6,150	75,092
Portfolio Recovery Associates, Inc. (a)(d)	31,682	2,003,887
Regional Management Corp. (a)	6,354	74,088
Springleaf Holdings, Inc.	15,407	576,530
World Acceptance Corp. (a)(d)	4,994	357,870
		8,100,334
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc. (d)	13,785	118,000
MarketAxess Holdings, Inc.	23,990	1,550,954
Marlin Business Services Corp.	4,983	105,341
NewStar Financial, Inc. (a)	16,892	231,083
PHH Corp. (a)(d)	36,047	853,953
PICO Holdings, Inc. (a)	14,324	316,560
Resource America, Inc. Class A	8,048	76,778
Tiptree Financial, Inc. (a)	4,666	37,701
		3,290,370
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	28,505	652,194
American Equity Investment Life Holding Co. (d)	46,748	1,206,566
Amerisafe, Inc.	12,169	507,447
Amtrust Financial Services, Inc. (d)	18,867	846,562
Argo Group International Holdings, Ltd.	16,525	922,095
Atlas Financial Holdings, Inc. (a)	6,852	101,615
Baldwin & Lyons, Inc. Class B	5,529	148,841
Citizens, Inc. Class A (a)(d)	27,981	203,981
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	137,321	$ 2,489,630
Crawford & Co. Class B	19,315	196,627
Donegal Group, Inc. Class A	4,843	76,616
eHealth, Inc. (a)(d)	11,329	282,659
EMC Insurance Group	3,004	96,248
Employers Holdings, Inc.	19,686	401,398
Enstar Group Ltd. (a)	5,477	810,979
FBL Financial Group, Inc. Class A	6,158	305,314
Federated National Holding Co.	8,665	289,931
Fidelity & Guaranty Life	7,139	169,551
First American Financial Corp.	67,110	2,034,775
Global Indemnity PLC (a)	4,865	140,988
Greenlight Capital Re, Ltd. (a)	17,742	575,728
Hallmark Financial Services, Inc. (a)	8,433	98,329
HCI Group, Inc.	5,652	287,348
Heritage Insurance Holdings, Inc.	4,109	72,976
Hilltop Holdings, Inc. (a)	44,027	969,915
Horace Mann Educators Corp.	25,894	787,437
Independence Holding Co.	4,576	64,750
Infinity Property & Casualty Corp.	7,223	527,351
Kansas City Life Insurance Co.	2,262	112,263
Kemper Corp.	29,416	1,083,980
Maiden Holdings Ltd.	31,247	373,402
Meadowbrook Insurance Group, Inc. (d)	31,579	201,158
Montpelier Re Holdings Ltd. (d)	24,419	809,246
National General Holdings Corp.	22,456	421,050
National Interstate Corp.	4,219	119,988
National Western Life Insurance Co. Class A	1,437	389,427
Navigators Group, Inc. (a)	6,755	459,948
OneBeacon Insurance Group Ltd.	15,314	243,952
Phoenix Companies, Inc. (a)(d)	3,565	211,618
Platinum Underwriters Holdings Ltd.	16,926	1,060,075
Primerica, Inc.	34,620	1,770,813
RLI Corp. (d)	26,997	1,338,781
Safety Insurance Group, Inc.	8,248	514,510
Selective Insurance Group, Inc.	36,609	945,244
State Auto Financial Corp.	9,623	201,409
Stewart Information Services Corp.	13,379	472,546
Symetra Financial Corp.	47,634	1,128,926
Third Point Reinsurance Ltd. (a)	35,714	546,424
United Fire Group, Inc.	12,958	420,876
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Insurance Holdings Corp.	10,421	$ 204,252
Universal Insurance Holdings, Inc.	19,391	339,343
		28,637,082
Real Estate Investment Trusts - 8.9%
Acadia Realty Trust (SBI)	35,362	1,103,294
AG Mortgage Investment Trust, Inc.	17,598	335,594
Agree Realty Corp.	10,092	308,916
Alexanders, Inc.	1,370	605,540
Altisource Residential Corp. Class B	36,061	837,336
American Assets Trust, Inc.	22,441	860,388
American Capital Mortgage Investment Corp.	31,732	621,630
American Realty Capital Heathcare Trust, Inc.	105,985	1,197,631
American Residential Properties, Inc. (a)(d)	20,228	384,332
AmREIT, Inc. Class B (d)	12,289	302,801
Anworth Mortgage Asset Corp.	80,567	418,143
Apollo Commercial Real Estate Finance, Inc. (d)	28,777	473,094
Apollo Residential Mortgage, Inc.	19,773	329,814
Ares Commercial Real Estate Corp.	17,025	207,024
Armada Hoffler Properties, Inc.	15,975	149,846
Armour Residential REIT, Inc.	227,143	899,486
Ashford Hospitality Prime, Inc.	16,053	278,198
Ashford Hospitality Trust, Inc.	43,709	493,912
Associated Estates Realty Corp.	36,179	706,576
Aviv REIT, Inc. (d)	12,178	410,764
Campus Crest Communities, Inc.	40,728	258,216
Capstead Mortgage Corp. (d)	58,619	745,047
CareTrust (REIT), Inc.	12,592	195,554
CatchMark Timber Trust, Inc.	11,343	132,713
Cedar Shopping Centers, Inc.	50,327	346,250
Chambers Street Properties	149,976	1,231,303
Chatham Lodging Trust	21,664	555,032
Chesapeake Lodging Trust	34,663	1,145,266
Colony Financial, Inc.	67,391	1,501,471
Coresite Realty Corp.	13,391	495,735
Cousins Properties, Inc.	138,294	1,799,205
CubeSmart	101,077	2,127,671
CyrusOne, Inc.	21,493	586,974
CYS Investments, Inc. (d)	102,356	914,039
DCT Industrial Trust, Inc.	205,654	1,762,455
DiamondRock Hospitality Co.	123,852	1,777,276
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DuPont Fabros Technology, Inc. (d)	40,153	$ 1,243,538
Dynex Capital, Inc.	34,637	291,644
EastGroup Properties, Inc.	19,723	1,358,126
Education Realty Trust, Inc.	86,871	978,167
Empire State Realty Trust, Inc. (d)	59,367	947,497
EPR Properties	36,135	2,027,174
Equity One, Inc.	38,813	931,512
Excel Trust, Inc.	39,603	514,839
FelCor Lodging Trust, Inc.	80,977	868,883
First Industrial Realty Trust, Inc.	70,034	1,367,764
First Potomac Realty Trust	36,510	456,375
Franklin Street Properties Corp.	61,956	742,852
Getty Realty Corp. (d)	16,452	306,172
Gladstone Commercial Corp.	13,951	252,513
Glimcher Realty Trust	91,535	1,256,776
Government Properties Income Trust	42,813	976,993
Gramercy Property Trust, Inc. (d)	73,337	458,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,602	204,136
Hatteras Financial Corp.	59,720	1,137,069
Healthcare Realty Trust, Inc.	60,079	1,590,291
Hersha Hospitality Trust	129,081	941,000
Highwoods Properties, Inc. (SBI)	56,099	2,404,964
Hudson Pacific Properties, Inc. (d)	35,488	969,177
Inland Real Estate Corp.	57,708	612,282
Invesco Mortgage Capital, Inc. (d)	76,330	1,262,498
Investors Real Estate Trust	71,386	599,642
iStar Financial, Inc. (a)	54,487	773,171
Kite Realty Group Trust	20,520	531,263
LaSalle Hotel Properties (SBI)	65,825	2,580,998
Lexington Corporate Properties Trust	129,460	1,418,882
LTC Properties, Inc.	21,833	915,676
Mack-Cali Realty Corp.	56,232	1,053,225
Medical Properties Trust, Inc. (d)	110,110	1,485,384
Monmouth Real Estate Investment Corp. Class A	35,799	400,949
National Health Investors, Inc. (d)	20,975	1,382,462
New Residential Investment Corp.	88,862	1,100,112
New York (REIT), Inc.	102,957	1,155,178
New York Mortgage Trust, Inc. (d)	56,546	441,624
One Liberty Properties, Inc. (d)	7,312	167,372
Owens Realty Mortgage, Inc.	6,412	95,859
Parkway Properties, Inc.	49,500	992,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pebblebrook Hotel Trust	42,722	$ 1,819,957
Pennsylvania Real Estate Investment Trust (SBI)	43,511	932,441
PennyMac Mortgage Investment Trust	46,610	1,006,310
Physicians Realty Trust	29,603	454,110
Potlatch Corp.	26,022	1,144,708
PS Business Parks, Inc.	12,890	1,085,596
QTS Realty Trust, Inc. Class A (d)	7,548	265,841
RAIT Financial Trust (d)	51,309	376,095
Ramco-Gershenson Properties Trust (SBI)	48,904	854,842
Redwood Trust, Inc. (d)	52,350	983,657
Resource Capital Corp.	82,158	434,616
Retail Opportunity Investments Corp. (d)	56,879	929,403
Rexford Industrial Realty, Inc.	28,341	437,868
RLJ Lodging Trust	82,569	2,660,373
Rouse Properties, Inc. (d)	23,575	429,301
Ryman Hospitality Properties, Inc. (d)	27,623	1,363,195
Sabra Health Care REIT, Inc.	34,417	983,294
Saul Centers, Inc.	6,264	344,207
Select Income (REIT)	23,820	583,828
Silver Bay Realty Trust Corp.	24,232	410,248
Sovran Self Storage, Inc.	20,968	1,784,167
Stag Industrial, Inc.	36,157	882,231
Starwood Waypoint Residential	24,821	649,814
Strategic Hotel & Resorts, Inc. (a)	156,227	2,007,517
Summit Hotel Properties, Inc.	54,653	636,161
Sun Communities, Inc.	30,545	1,770,694
Sunstone Hotel Investors, Inc.	130,180	1,993,056
Terreno Realty Corp.	20,639	434,657
The GEO Group, Inc.	45,887	1,832,727
Trade Street Residential, Inc.	11,054	76,273
UMH Properties, Inc.	11,437	115,514
Universal Health Realty Income Trust (SBI)	8,029	389,005
Urstadt Biddle Properties, Inc. Class A	16,482	356,506
Washington REIT (SBI) (d)	42,154	1,191,272
Western Asset Mortgage Capital Corp. (d)	26,283	394,771
Whitestone REIT Class B	15,649	234,735
		97,942,386
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	30,705	1,229,121
Altisource Asset Management Corp. (a)	888	479,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Altisource Portfolio Solutions SA (a)	9,180	$ 685,379
AV Homes, Inc. (a)	6,727	100,838
Consolidated-Tomoka Land Co.	2,551	133,137
Forestar Group, Inc. (a)	21,971	383,394
Kennedy-Wilson Holdings, Inc.	45,271	1,226,391
RE/MAX Holdings, Inc.	7,060	225,920
Tejon Ranch Co. (a)	8,853	267,184
The St. Joe Co. (a)(d)	39,767	761,538
		5,492,422
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	55,371	728,129
Bank Mutual Corp.	32,125	211,704
BankFinancial Corp.	11,090	132,304
BBX Capital Corp. (a)	5,119	94,190
Beneficial Mutual Bancorp, Inc. (a)	18,660	250,604
Berkshire Hills Bancorp, Inc.	16,061	414,053
BofI Holding, Inc. (a)(d)	9,201	708,661
Brookline Bancorp, Inc., Delaware	45,658	437,860
Capitol Federal Financial, Inc.	90,162	1,154,975
Charter Financial Corp.	13,423	152,217
Clifton Bancorp, Inc.	17,784	231,548
Dime Community Bancshares, Inc.	20,965	330,199
ESB Financial Corp.	8,866	165,440
Essent Group Ltd.	26,294	639,996
EverBank Financial Corp.	57,394	1,099,095
Farmer Mac Class C (non-vtg.)	6,548	218,048
First Defiance Financial Corp.	5,755	176,276
First Financial Northwest, Inc.	8,720	101,152
Flagstar Bancorp, Inc. (a)	12,727	200,068
Fox Chase Bancorp, Inc.	7,223	118,313
Franklin Financial Corp./VA (a)(d)	5,772	119,827
Home Loan Servicing Solutions Ltd.	45,556	875,131
HomeStreet, Inc.	9,987	173,974
Kearny Financial Corp. (a)	8,342	118,790
Ladder Capital Corp. Class A	9,544	181,241
Meridian Bancorp, Inc. (a)	12,099	137,203
Meta Financial Group, Inc.	3,659	137,249
MGIC Investment Corp. (a)(d)	214,439	1,912,796
NMI Holdings, Inc. (a)(d)	31,836	284,932
Northfield Bancorp, Inc.	33,792	481,198
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancshares, Inc.	58,949	$ 756,316
OceanFirst Financial Corp.	7,983	132,278
Oritani Financial Corp.	28,408	419,586
PennyMac Financial Services, Inc. (a)	7,977	132,897
Provident Financial Services, Inc.	38,563	703,003
Radian Group, Inc. (d)	120,377	2,028,352
Stonegate Mortgage Corp. (a)(d)	8,512	123,084
Territorial Bancorp, Inc.	5,202	111,739
Tree.com, Inc. (a)(d)	4,085	151,104
Trustco Bank Corp., New York	60,314	440,292
United Community Financial Corp.	33,941	173,778
United Financial Bancorp, Inc. New	32,774	459,819
Walker & Dunlop, Inc. (a)	12,023	193,691
Washington Federal, Inc.	65,001	1,418,972
Waterstone Financial, Inc.	21,679	265,351
WSFS Financial Corp.	5,594	439,968
		19,937,403
TOTAL FINANCIALS		265,087,751
HEALTH CARE - 13.9%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	49,906	1,382,396
Acceleron Pharma, Inc. (a)	10,284	380,302
Achillion Pharmaceuticals, Inc. (a)(d)	61,106	717,996
Acorda Therapeutics, Inc. (a)	26,378	918,482
Actinium Pharmaceuticals, Inc. (a)(d)	13,447	95,070
Adamas Pharmaceuticals, Inc.	1,740	26,500
Aegerion Pharmaceuticals, Inc. (a)(d)	18,566	374,848
Agenus, Inc. (a)	37,061	110,442
Agios Pharmaceuticals, Inc. (a)	8,572	720,305
Akebia Therapeutics, Inc. (a)	4,665	60,458
Alder Biopharmaceuticals, Inc.	4,764	85,323
AMAG Pharmaceuticals, Inc. (a)(d)	13,729	453,194
Anacor Pharmaceuticals, Inc. (a)(d)	20,965	616,581
Applied Genetic Technologies Corp.	3,683	74,028
Ardelyx, Inc.	3,185	69,847
Arena Pharmaceuticals, Inc. (a)(d)	141,796	618,231
ARIAD Pharmaceuticals, Inc. (a)(d)	105,278	627,457
Array BioPharma, Inc. (a)(d)	79,284	284,630
Arrowhead Research Corp. (a)(d)	31,982	208,523
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Auspex Pharmaceuticals, Inc.	6,358	$ 172,302
Avalanche Biotechnologies, Inc. (a)	4,309	154,607
BioCryst Pharmaceuticals, Inc. (a)(d)	44,332	519,571
Biospecifics Technologies Corp. (a)	2,165	86,860
BioTime, Inc. (a)	30,989	105,053
Bluebird Bio, Inc. (a)	13,771	578,244
Cara Therapeutics, Inc. (d)	3,209	28,913
Celldex Therapeutics, Inc. (a)(d)	56,429	945,186
Cellular Dynamics International, Inc. (a)(d)	5,786	44,957
Cepheid, Inc. (a)(d)	44,200	2,343,042
ChemoCentryx, Inc. (a)(d)	16,289	91,544
Chimerix, Inc. (a)(d)	17,010	527,990
Clovis Oncology, Inc. (a)(d)	15,731	938,511
CTI BioPharma Corp. (a)(d)	84,494	206,165
Cytokinetics, Inc. (a)	20,684	75,910
Cytori Therapeutics, Inc. (a)(d)	40,192	20,860
CytRx Corp. (a)(d)	33,215	94,995
Dendreon Corp. (a)(d)	100,201	98,147
Dicerna Pharmaceuticals, Inc.	2,118	19,846
Durata Therapeutics, Inc. (a)	9,884	237,513
Dyax Corp. (a)	85,852	1,061,989
Dynavax Technologies Corp. (a)(d)	165,751	271,832
Eleven Biotherapeutics, Inc. (d)	2,729	28,818
Emergent BioSolutions, Inc. (a)(d)	19,168	433,580
Enanta Pharmaceuticals, Inc. (a)(d)	6,410	275,630
Epizyme, Inc. (a)(d)	8,015	212,638
Esperion Therapeutics, Inc. (a)	4,071	119,077
Exact Sciences Corp. (a)(d)	52,648	1,267,237
Exelixis, Inc. (a)(d)	123,312	209,630
Five Prime Therapeutics, Inc. (a)	12,669	165,204
Flexion Therapeutics, Inc.	2,713	53,148
Foundation Medicine, Inc. (a)(d)	8,722	225,725
Galectin Therapeutics, Inc. (a)(d)	10,728	58,146
Galena Biopharma, Inc. (a)(d)	73,839	151,370
Genocea Biosciences, Inc. (d)	2,327	20,431
Genomic Health, Inc. (a)(d)	10,472	380,552
Geron Corp. (a)(d)	98,100	218,763
Halozyme Therapeutics, Inc. (a)(d)	67,123	645,723
Heron Therapeutics, Inc. (a)	13,895	122,554
Hyperion Therapeutics, Inc. (a)(d)	8,530	207,279
Idera Pharmaceuticals, Inc. (a)(d)	35,854	91,428
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Immune Design Corp. (a)	3,862	$ 119,683
ImmunoGen, Inc. (a)(d)	55,097	510,198
Immunomedics, Inc. (a)(d)	52,044	205,574
Infinity Pharmaceuticals, Inc. (a)	30,310	412,822
Inovio Pharmaceuticals, Inc. (a)(d)	38,063	432,396
Insmed, Inc. (a)	31,495	446,914
Insys Therapeutics, Inc. (a)(d)	6,207	252,470
Intrexon Corp. (a)(d)	22,566	503,673
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,618	1,060,164
Isis Pharmaceuticals, Inc. (a)(d)	74,596	3,435,892
Karyopharm Therapeutics, Inc. (d)	8,460	347,537
Keryx Biopharmaceuticals, Inc. (a)(d)	57,717	972,531
Kindred Biosciences, Inc. (d)	6,249	57,303
Kite Pharma, Inc. (d)	5,413	200,227
KYTHERA Biopharmaceuticals, Inc. (a)(d)	10,860	382,815
Lexicon Pharmaceuticals, Inc. (a)(d)	143,979	208,770
Ligand Pharmaceuticals, Inc. Class B (a)(d)	13,335	737,025
Loxo Oncology, Inc.	2,368	25,551
Macrogenics, Inc.	12,492	265,955
MannKind Corp. (a)(d)	143,760	863,998
Merrimack Pharmaceuticals, Inc. (a)(d)	62,126	569,695
MiMedx Group, Inc. (a)(d)	59,625	606,983
Mirati Therapeutics, Inc. (a)	4,272	71,641
Momenta Pharmaceuticals, Inc. (a)	29,841	325,565
NanoViricides, Inc. (a)(d)	23,872	90,952
Navidea Biopharmaceuticals, Inc. (a)(d)	105,156	141,961
Neuralstem, Inc. (a)(d)	43,239	118,907
Neurocrine Biosciences, Inc. (a)	48,541	898,979
NewLink Genetics Corp. (a)(d)	12,651	413,055
Northwest Biotherapeutics, Inc. (a)(d)	25,474	133,993
Novavax, Inc. (a)(d)	150,765	844,284
NPS Pharmaceuticals, Inc. (a)	67,549	1,850,843
Ohr Pharmaceutical, Inc. (a)(d)	12,525	90,806
OncoMed Pharmaceuticals, Inc. (a)(d)	7,923	164,561
Oncothyreon, Inc. (a)	51,192	92,146
Ophthotech Corp. (a)	8,648	360,795
Opko Health, Inc. (a)(d)	124,772	1,041,846
Orexigen Therapeutics, Inc. (a)(d)	79,850	324,191
Organovo Holdings, Inc. (a)(d)	38,848	254,066
Osiris Therapeutics, Inc. (a)(d)	12,856	175,227
Otonomy, Inc.	4,530	119,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(d)	9,673	$ 188,914
PDL BioPharma, Inc. (d)	101,531	866,059
Peregrine Pharmaceuticals, Inc. (a)(d)	119,732	191,571
Portola Pharmaceuticals, Inc. (a)(d)	27,400	780,900
Progenics Pharmaceuticals, Inc. (a)(d)	43,533	210,264
Prothena Corp. PLC (a)	17,648	387,021
PTC Therapeutics, Inc. (a)(d)	15,639	639,166
Puma Biotechnology, Inc. (a)	14,730	3,691,292
Radius Health, Inc. (a)	5,079	93,504
Raptor Pharmaceutical Corp. (a)(d)	40,862	392,684
Receptos, Inc. (a)	11,700	1,212,705
Regado Biosciences, Inc. (a)(d)	9,200	9,384
Regulus Therapeutics, Inc. (a)(d)	8,996	179,560
Repligen Corp. (a)(d)	20,615	519,910
Retrophin, Inc. (a)(d)	13,742	133,023
Rigel Pharmaceuticals, Inc. (a)	52,125	103,208
Sage Therapeutics, Inc. (a)	3,630	142,006
Sangamo Biosciences, Inc. (a)(d)	42,477	515,671
Sarepta Therapeutics, Inc. (a)(d)	25,305	409,182
Spectrum Pharmaceuticals, Inc. (a)(d)	41,225	312,486
Stemline Therapeutics, Inc. (a)(d)	6,877	105,837
Sunesis Pharmaceuticals, Inc. (a)(d)	30,947	52,610
Synageva BioPharma Corp. (a)(d)	13,511	1,023,323
Synergy Pharmaceuticals, Inc. (a)(d)	63,537	217,932
Synta Pharmaceuticals Corp. (a)(d)	40,869	120,972
T2 Biosystems, Inc.	3,811	61,548
TESARO, Inc. (a)(d)	12,029	334,647
TG Therapeutics, Inc. (a)(d)	14,630	160,784
Threshold Pharmaceuticals, Inc. (a)(d)	31,107	91,144
Ultragenyx Pharma, Inc. (d)	4,333	203,694
Vanda Pharmaceuticals, Inc. (a)(d)	21,196	254,564
Verastem, Inc. (a)(d)	12,470	118,340
Versartis, Inc. (a)(d)	4,127	82,169
Vital Therapies, Inc.	3,811	65,778
Xencor, Inc.	8,725	94,143
XOMA Corp. (a)(d)	52,449	225,006
Zafgen, Inc.	4,380	93,294
ZIOPHARM Oncology, Inc. (a)(d)	55,573	184,502
		55,935,740
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.	14,151	$ 745,192
Abiomed, Inc. (a)(d)	25,321	830,276
Accuray, Inc. (a)(d)	48,257	305,467
Analogic Corp.	7,969	581,259
Angiodynamics, Inc. (a)(d)	15,499	263,483
Anika Therapeutics, Inc. (a)(d)	9,412	377,798
Antares Pharma, Inc. (a)(d)	76,462	158,276
Atricure, Inc. (a)	17,126	298,677
Atrion Corp.	973	321,100
Cantel Medical Corp.	21,964	931,274
Cardiovascular Systems, Inc. (a)	17,474	541,694
Cerus Corp. (a)(d)	45,690	190,070
CONMED Corp.	17,157	720,422
Cryolife, Inc.	18,455	189,348
Cyberonics, Inc. (a)(d)	16,944	889,560
Cynosure, Inc. Class A (a)	13,981	353,579
Derma Sciences, Inc. (a)	13,484	122,704
DexCom, Inc. (a)	47,685	2,143,441
Endologix, Inc. (a)(d)	40,336	459,830
Exactech, Inc. (a)	6,708	142,880
Genmark Diagnostics, Inc. (a)(d)	26,131	297,893
Globus Medical, Inc. (a)	41,451	918,969
Greatbatch, Inc. (a)	15,649	785,423
Haemonetics Corp. (a)	33,268	1,254,869
HeartWare International, Inc. (a)(d)	10,732	827,652
ICU Medical, Inc. (a)	8,451	599,176
Inogen, Inc.	3,045	71,892
Insulet Corp. (a)(d)	35,360	1,526,491
Integra LifeSciences Holdings Corp. (a)	15,725	803,705
Invacare Corp.	20,195	317,263
K2M Group Holdings, Inc.	5,255	84,606
Ldr Holding Corp. (d)	10,625	365,925
Masimo Corp. (a)	30,522	770,375
Meridian Bioscience, Inc. (d)	26,665	494,369
Merit Medical Systems, Inc. (a)	26,870	407,081
Natus Medical, Inc. (a)	20,200	686,800
Neogen Corp. (a)(d)	23,142	1,015,934
NuVasive, Inc. (a)	29,421	1,203,319
NxStage Medical, Inc. (a)	39,791	603,232
Ocular Therapeutix, Inc.	3,683	56,239
OraSure Technologies, Inc. (a)	34,883	312,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	11,470	$ 336,645
Oxford Immunotec Global PLC (a)	7,743	119,552
PhotoMedex, Inc. (a)(d)	7,749	29,756
Quidel Corp. (a)(d)	17,840	509,332
Rockwell Medical Technologies, Inc. (a)(d)	25,494	222,308
Roka Bioscience, Inc. (a)(d)	3,328	32,947
RTI Biologics, Inc. (a)	35,733	181,881
Staar Surgical Co. (a)(d)	23,969	229,383
Steris Corp. (d)	37,157	2,296,303
SurModics, Inc. (a)	9,135	197,773
Symmetry Medical, Inc. (a)	23,155	229,235
Tandem Diabetes Care, Inc. (d)	4,991	80,155
The Spectranetics Corp. (a)(d)	26,222	833,073
Thoratec Corp. (a)	35,738	971,359
Tornier NV (a)	22,663	633,431
TransEnterix, Inc. (a)	17,071	69,991
TriVascular Technologies, Inc.	4,424	58,618
Unilife Corp. (a)(d)	68,765	252,368
Utah Medical Products, Inc.	2,238	127,118
Vascular Solutions, Inc. (a)	10,694	314,511
Veracyte, Inc.	3,870	31,231
Volcano Corp. (a)	33,906	343,129
West Pharmaceutical Services, Inc.	44,854	2,298,768
Wright Medical Group, Inc. (a)	31,477	995,303
Zeltiq Aesthetics, Inc. (a)	18,646	478,083
		35,841,999
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	27,120	1,682,796
Addus HomeCare Corp. (a)	3,762	74,751
Adeptus Health, Inc. Class A	3,556	117,988
Air Methods Corp. (a)(d)	24,849	1,173,618
Alliance Healthcare Services, Inc. (a)	2,972	71,714
Almost Family, Inc. (a)	5,570	163,981
Amedisys, Inc. (a)	17,515	457,142
AMN Healthcare Services, Inc. (a)	28,926	496,081
AmSurg Corp. (a)	26,884	1,452,005
Bio-Reference Laboratories, Inc. (a)	15,514	466,041
BioScrip, Inc. (a)(d)	42,570	275,002
BioTelemetry, Inc. (a)	15,717	131,866
Capital Senior Living Corp. (a)	18,215	409,838
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp. (d)	10,897	$ 1,126,314
Corvel Corp. (a)	7,047	242,558
Cross Country Healthcare, Inc. (a)	19,334	186,960
ExamWorks Group, Inc. (a)(d)	21,842	847,033
Five Star Quality Care, Inc. (a)	25,622	105,819
Gentiva Health Services, Inc. (a)	20,148	396,916
Hanger, Inc. (a)(d)	22,749	544,384
HealthEquity, Inc. (a)	6,536	133,334
HealthSouth Corp.	55,838	2,251,947
Healthways, Inc. (a)(d)	19,550	303,025
IPC The Hospitalist Co., Inc. (a)	10,682	445,012
Kindred Healthcare, Inc.	40,605	883,159
Landauer, Inc.	6,338	226,837
LHC Group, Inc. (a)	8,259	201,107
Magellan Health Services, Inc. (a)	17,440	1,055,469
Molina Healthcare, Inc. (a)(d)	19,078	927,954
MWI Veterinary Supply, Inc. (a)	8,160	1,384,385
National Healthcare Corp.	6,586	397,202
National Research Corp. Class A (a)	5,912	93,942
NeoStem, Inc. (a)(d)	14,093	72,297
Owens & Minor, Inc. (d)	39,968	1,331,734
PharMerica Corp. (a)	18,871	541,409
Providence Service Corp. (a)	7,133	315,136
RadNet, Inc. (a)	20,825	193,673
Select Medical Holdings Corp.	49,721	716,977
Skilled Healthcare Group, Inc. (a)	13,946	96,646
Surgical Care Affiliates, Inc.	8,317	255,166
Team Health Holdings, Inc. (a)(d)	44,237	2,766,582
The Ensign Group, Inc.	12,474	482,993
Triple-S Management Corp. (a)	15,491	342,971
Trupanion, Inc. (d)	5,358	35,684
U.S. Physical Therapy, Inc.	7,881	340,065
Universal American Spin Corp. (a)(d)	28,193	262,759
Wellcare Health Plans, Inc. (a)	27,792	1,886,243
		28,366,515
Health Care Technology - 0.6%
Castlight Health, Inc. Class B (a)	7,710	96,452
Computer Programs & Systems, Inc.	7,201	453,519
HealthStream, Inc. (a)(d)	13,193	408,455
HMS Holdings Corp. (a)(d)	55,272	1,283,969
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Imprivata, Inc.	3,768	$ 58,743
MedAssets, Inc. (a)	38,459	833,022
Medidata Solutions, Inc. (a)(d)	34,457	1,554,355
Merge Healthcare, Inc. (a)	42,085	115,734
Omnicell, Inc. (a)	23,074	745,521
Quality Systems, Inc.	32,171	486,104
Vocera Communications, Inc. (a)	15,597	161,429
		6,197,303
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (a)(d)	14,066	305,514
Affymetrix, Inc. (a)(d)	45,502	409,973
Albany Molecular Research, Inc. (a)(d)	14,601	339,619
Cambrex Corp. (a)	19,732	415,951
Enzo Biochem, Inc. (a)	20,348	106,217
Fluidigm Corp. (a)(d)	17,617	510,893
Furiex Pharmaceuticals, Inc. rights 12/31/99 (a)	4,241	41,435
Luminex Corp. (a)	24,230	460,370
Nanostring Technologies, Inc. (a)(d)	5,982	63,708
Pacific Biosciences of California, Inc. (a)	35,981	236,035
PAREXEL International Corp. (a)	35,931	1,951,413
Sequenom, Inc. (a)(d)	72,529	237,170
		5,078,298
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	14,761	97,865
Achaogen, Inc. (a)	4,109	43,638
Aerie Pharmaceuticals, Inc. (d)	6,568	165,645
Akorn, Inc. (a)(d)	39,519	1,760,571
Alimera Sciences, Inc. (a)	15,616	89,011
Amphastar Pharmaceuticals, Inc. (a)	5,887	59,694
Ampio Pharmaceuticals, Inc. (a)(d)	24,358	94,509
ANI Pharmaceuticals, Inc. (a)	4,676	158,797
Aratana Therapeutics, Inc. (a)	17,974	201,309
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)(d)	31,651	1,018,213
Avanir Pharmaceuticals, Inc. Class A (a)	122,523	1,585,448
Bio Path Holdings, Inc. (a)(d)	51,864	151,443
Biodelivery Sciences International, Inc. (a)(d)	26,969	469,261
Catalent, Inc. (a)	30,926	805,004
Cempra, Inc. (a)(d)	14,834	201,742
Corcept Therapeutics, Inc. (a)	31,772	103,259
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)(d)	36,306	$ 559,112
Egalet Corp. (d)	2,361	17,731
Endocyte, Inc. (a)(d)	23,209	138,906
Horizon Pharma PLC (a)(d)	41,241	533,659
Impax Laboratories, Inc. (a)	44,476	1,288,470
Intersect ENT, Inc.	3,777	71,725
Intra-Cellular Therapies, Inc. (a)	10,769	166,920
Lannett Co., Inc. (a)(d)	16,231	920,622
Nektar Therapeutics (a)(d)	80,014	1,103,393
Omeros Corp. (a)(d)	21,139	350,273
Pacira Pharmaceuticals, Inc. (a)(d)	22,637	2,101,166
Pain Therapeutics, Inc. (a)	22,654	39,418
Pernix Therapeutics Holdings, Inc. (a)(d)	20,772	202,527
Phibro Animal Health Corp. Class A	9,174	237,790
Pozen, Inc.	17,909	162,435
Prestige Brands Holdings, Inc. (a)	32,697	1,158,128
Relypsa, Inc. (d)	10,540	216,808
Repros Therapeutics, Inc. (a)(d)	14,363	91,061
Revance Therapeutics, Inc. (d)	5,109	102,997
Sagent Pharmaceuticals, Inc. (a)(d)	13,844	438,024
SciClone Pharmaceuticals, Inc. (a)(d)	32,294	246,726
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	10,561	91,036
Supernus Pharmaceuticals, Inc. (a)(d)	18,413	147,856
Tetraphase Pharmaceuticals, Inc. (a)	16,763	400,636
The Medicines Company (a)(d)	41,245	1,044,323
TherapeuticsMD, Inc. (a)	66,811	296,641
Theravance Biopharma, Inc. (a)	14,617	267,491
Theravance, Inc. (d)	52,055	833,921
VIVUS, Inc. (a)(d)	56,155	190,365
XenoPort, Inc. (a)	36,272	245,924
Zogenix, Inc. (a)(d)	73,155	92,907
ZS Pharma, Inc.	4,276	160,863
		20,925,263
TOTAL HEALTH CARE		152,345,118
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.7%
AAR Corp.	24,967	661,626
AeroVironment, Inc. (a)(d)	11,886	364,306
American Science & Engineering, Inc.	5,026	277,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Astronics Corp. (a)(d)	12,087	$ 626,227
Cubic Corp.	12,998	627,024
Curtiss-Wright Corp.	30,662	2,122,117
DigitalGlobe, Inc. (a)	47,992	1,372,091
Ducommun, Inc. (a)	6,827	180,301
Engility Holdings, Inc. (a)	11,255	486,216
Erickson Air-Crane, Inc. (a)(d)	3,605	50,614
Esterline Technologies Corp. (a)	20,042	2,347,119
GenCorp, Inc. (non-vtg.) (a)(d)	37,326	633,049
HEICO Corp. (d)	42,538	2,307,261
KEYW Holding Corp. (a)(d)	20,459	207,659
Kratos Defense & Security Solutions, Inc. (a)	30,333	211,421
LMI Aerospace, Inc. (a)(d)	6,405	84,418
Moog, Inc. Class A (a)	28,192	2,157,816
National Presto Industries, Inc. (d)	3,244	204,567
Orbital Sciences Corp. (a)(d)	38,111	1,002,319
SIFCO Industries, Inc.	1,510	51,370
Sparton Corp. (a)	6,444	174,632
Taser International, Inc. (a)(d)	34,036	641,238
Teledyne Technologies, Inc. (a)	23,607	2,446,393
		19,237,722
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	32,737	267,789
Atlas Air Worldwide Holdings, Inc. (a)(d)	15,860	585,551
Echo Global Logistics, Inc. (a)(d)	14,714	384,477
Forward Air Corp.	19,785	947,108
Hub Group, Inc. Class A (a)	23,231	843,053
Park-Ohio Holdings Corp.	5,501	292,158
UTi Worldwide, Inc. (a)(d)	59,577	651,177
XPO Logistics, Inc. (a)(d)	33,419	1,334,086
		5,305,399
Airlines - 0.4%
Allegiant Travel Co.	8,731	1,165,327
CHC Group Ltd. (a)	22,869	153,680
CHC Group Ltd. rights 11/14/14 (a)	19,977	0
Hawaiian Holdings, Inc. (a)(d)	28,665	497,051
JetBlue Airways Corp. (a)(d)	157,754	1,820,481
Republic Airways Holdings, Inc. (a)	31,093	389,284
SkyWest, Inc.	32,251	371,532
		4,397,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
AAON, Inc.	26,823	$ 527,072
Advanced Drain Systems, Inc. Del (a)	9,502	207,524
American Woodmark Corp. (a)	7,664	313,534
Apogee Enterprises, Inc.	18,359	805,960
Builders FirstSource, Inc. (a)(d)	31,554	187,115
Continental Building Products, Inc. (a)(d)	6,977	102,841
Gibraltar Industries, Inc. (a)	19,345	295,011
Griffon Corp.	25,077	308,196
Insteel Industries, Inc.	11,446	272,873
Masonite International Corp. (a)	18,563	1,003,516
NCI Building Systems, Inc. (a)(d)	17,400	345,738
Norcraft Companies, Inc.	4,429	75,293
Nortek, Inc. (a)	5,675	472,614
Patrick Industries, Inc. (a)	5,080	217,018
PGT, Inc. (a)	29,432	276,808
Ply Gem Holdings, Inc. (a)(d)	13,373	151,784
Quanex Building Products Corp.	23,738	475,235
Simpson Manufacturing Co. Ltd.	26,213	867,126
Trex Co., Inc. (a)(d)	21,169	910,267
Universal Forest Products, Inc.	12,559	627,573
		8,443,098
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	36,701	1,014,416
ACCO Brands Corp. (a)	73,471	604,666
ARC Document Solutions, Inc. (a)	25,666	260,510
Brady Corp. Class A	30,420	725,213
Casella Waste Systems, Inc. Class A (a)	23,252	104,634
CECO Environmental Corp. (d)	14,510	207,783
Cenveo, Inc. (a)(d)	33,001	75,242
Civeo Corp.	59,093	720,344
Deluxe Corp.	31,677	1,925,962
Ennis, Inc.	17,569	260,548
G&K Services, Inc. Class A	12,866	811,459
Healthcare Services Group, Inc. (d)	44,901	1,337,152
Heritage-Crystal Clean, Inc. (a)(d)	5,455	98,954
Herman Miller, Inc.	37,321	1,194,272
HNI Corp. (d)	28,480	1,328,592
InnerWorkings, Inc. (a)(d)	22,137	201,004
Interface, Inc.	42,587	682,670
Kimball International, Inc. Class B	21,555	387,559
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc.	30,570	$ 608,037
Matthews International Corp. Class A	18,663	859,991
McGrath RentCorp.	16,361	597,667
Mobile Mini, Inc.	29,420	1,289,479
Msa Safety, Inc.	18,768	1,078,597
Multi-Color Corp.	7,805	384,787
NL Industries, Inc.	4,051	29,532
Performant Financial Corp. (a)	19,717	170,158
Quad/Graphics, Inc.	17,404	383,758
Quest Resource Holding Corp. (a)	7,584	11,831
SP Plus Corp. (a)(d)	9,849	214,905
Steelcase, Inc. Class A	52,156	924,204
Team, Inc. (a)	13,125	553,088
Tetra Tech, Inc.	41,247	1,105,832
The Brink's Co.	31,702	665,742
U.S. Ecology, Inc.	13,624	685,015
UniFirst Corp.	9,378	1,046,210
United Stationers, Inc.	25,597	1,069,187
Viad Corp.	12,820	327,038
West Corp.	24,289	777,248
		24,723,286
Construction & Engineering - 0.8%
Aegion Corp. (a)	23,819	436,364
Ameresco, Inc. Class A (a)	11,827	97,454
Argan, Inc.	7,813	271,971
Comfort Systems U.S.A., Inc.	23,816	365,814
Dycom Industries, Inc. (a)	22,122	694,410
EMCOR Group, Inc.	42,427	1,872,304
Furmanite Corp. (a)	24,871	186,035
Granite Construction, Inc.	25,265	932,531
Great Lakes Dredge & Dock Corp. (a)	37,930	265,131
Layne Christensen Co. (a)(d)	11,810	85,032
MasTec, Inc. (a)(d)	41,167	1,179,023
MYR Group, Inc. (a)	13,293	344,820
Northwest Pipe Co. (a)	6,673	238,760
Orion Marine Group, Inc. (a)	18,658	204,492
Pike Corp. (a)	16,887	201,631
Primoris Services Corp.	24,039	690,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Sterling Construction Co., Inc. (a)	11,179	$ 98,599
Tutor Perini Corp. (a)	24,175	677,142
		8,841,913
Electrical Equipment - 1.0%
AZZ, Inc.	16,180	756,577
Capstone Turbine Corp. (a)(d)	205,380	205,380
Encore Wire Corp.	12,921	490,223
EnerSys	29,899	1,877,657
Enphase Energy, Inc. (a)	11,388	171,048
Franklin Electric Co., Inc.	30,237	1,129,050
FuelCell Energy, Inc. (a)(d)	145,878	294,674
Generac Holdings, Inc. (a)(d)	43,693	1,981,041
General Cable Corp.	30,342	429,946
Global Power Equipment Group, Inc.	11,362	154,864
GrafTech International Ltd. (a)(d)	76,511	328,232
LSI Industries, Inc.	12,827	91,841
Plug Power, Inc. (a)(d)	107,608	506,834
Polypore International, Inc. (a)(d)	28,397	1,247,196
Powell Industries, Inc.	5,815	264,757
Power Solutions International, Inc. (a)(d)	2,799	183,335
PowerSecure International, Inc. (a)(d)	13,984	156,201
Preformed Line Products Co.	1,574	89,702
Revolution Lighting Technologies, Inc. (a)(d)	19,498	33,732
TCP International Holdings Ltd.	4,698	32,604
Thermon Group Holdings, Inc. (a)	21,667	528,025
Vicor Corp. (a)	10,967	149,261
		11,102,180
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	22,707	575,622
Machinery - 3.2%
Accuride Corp. (a)	22,917	110,460
Actuant Corp. Class A	44,292	1,403,613
Alamo Group, Inc.	4,570	195,779
Albany International Corp. Class A	17,566	663,643
Altra Industrial Motion Corp.	17,203	542,239
American Railcar Industries, Inc. (d)	5,987	394,004
ARC Group Worldwide, Inc. (a)(d)	1,827	24,920
Astec Industries, Inc.	11,881	450,409
Barnes Group, Inc.	34,188	1,249,913
Blount International, Inc. (a)	30,780	471,242
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Briggs & Stratton Corp.	29,069	$ 587,484
Chart Industries, Inc. (a)(d)	19,190	893,295
CIRCOR International, Inc.	11,168	839,275
CLARCOR, Inc. (d)	31,896	2,135,756
Columbus McKinnon Corp. (NY Shares)	12,412	353,121
Commercial Vehicle Group, Inc. (a)	15,755	103,195
Douglas Dynamics, Inc.	13,946	289,101
Dynamic Materials Corp.	9,430	171,720
Energy Recovery, Inc. (a)(d)	22,919	104,969
EnPro Industries, Inc. (a)	14,312	923,553
ESCO Technologies, Inc.	16,514	627,862
ExOne Co. (a)(d)	6,208	152,531
Federal Signal Corp.	40,065	568,923
FreightCar America, Inc. (d)	7,499	247,242
Global Brass & Copper Holdings, Inc.	14,721	206,094
Gorman-Rupp Co.	12,002	380,943
Graham Corp.	6,434	215,539
Greenbrier Companies, Inc. (d)	17,364	1,085,945
Harsco Corp.	51,339	1,113,030
Hillenbrand, Inc.	39,684	1,321,080
Hurco Companies, Inc.	4,060	156,432
Hyster-Yale Materials Handling Class A	6,475	508,223
John Bean Technologies Corp.	18,552	556,003
Kadant, Inc.	6,961	287,768
L.B. Foster Co. Class A	6,650	359,699
Lindsay Corp. (d)	8,084	708,967
Lydall, Inc. (a)	10,589	327,518
Manitex International, Inc. (a)(d)	8,231	94,080
Meritor, Inc. (a)	61,819	710,300
Miller Industries, Inc.	6,730	133,052
Mueller Industries, Inc.	35,974	1,167,716
Mueller Water Products, Inc. Class A	100,357	990,524
NN, Inc.	11,024	275,600
Omega Flex, Inc.	1,714	45,627
Proto Labs, Inc. (a)(d)	14,269	932,765
RBC Bearings, Inc.	14,737	895,273
Rexnord Corp. (a)(d)	47,717	1,410,037
Standex International Corp.	8,068	695,865
Sun Hydraulics Corp.	14,270	568,089
Tennant Co.	11,639	858,143
Titan International, Inc. (d)	27,611	291,572
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	28,531	$ 903,291
Twin Disc, Inc.	4,920	128,018
Wabash National Corp. (a)	43,125	444,188
Watts Water Technologies, Inc. Class A	17,921	1,086,550
Woodward, Inc.	41,940	2,147,747
Xerium Technologies, Inc. (a)	6,493	96,876
		34,606,803
Marine - 0.2%
Baltic Trading Ltd.	29,297	109,864
International Shipholding Corp.	3,385	67,835
Knightsbridge Shipping Ltd. (d)	21,042	184,749
Matson, Inc.	27,083	771,595
Navios Maritime Holdings, Inc.	52,394	308,601
Safe Bulkers, Inc.	24,617	131,455
Scorpio Bulkers, Inc. (a)	84,211	411,792
Ultrapetrol (Bahamas) Ltd. (a)	12,724	38,299
		2,024,190
Professional Services - 1.4%
Acacia Research Corp.	32,187	579,366
Advisory Board Co. (a)(d)	23,062	1,237,738
Barrett Business Services, Inc. (d)	4,470	105,090
CBIZ, Inc. (a)(d)	27,427	253,151
CDI Corp.	8,395	144,310
Corp. Resources Services, Inc. (a)(d)	10,455	12,755
Corporate Executive Board Co.	21,336	1,572,463
CRA International, Inc. (a)	6,538	196,140
Exponent, Inc.	8,211	655,402
Franklin Covey Co. (a)	6,522	127,896
FTI Consulting, Inc. (a)(d)	25,718	1,038,493
GP Strategies Corp. (a)	9,223	305,835
Heidrick & Struggles International, Inc.	11,441	238,202
Hill International, Inc. (a)	19,449	75,462
Huron Consulting Group, Inc. (a)	14,778	1,028,697
ICF International, Inc. (a)	12,445	452,251
Insperity, Inc.	14,016	442,345
Kelly Services, Inc. Class A (non-vtg.)	17,228	303,730
Kforce, Inc.	17,382	402,393
Korn/Ferry International (a)	31,497	879,711
MISTRAS Group, Inc. (a)	10,640	175,454
Navigant Consulting, Inc. (a)	30,673	472,057
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
On Assignment, Inc. (a)	34,151	$ 993,794
Paylocity Holding Corp. (a)(d)	5,698	139,601
Pendrell Corp. (a)	108,451	181,113
Resources Connection, Inc.	24,572	380,129
RPX Corp. (a)	34,266	481,437
TriNet Group, Inc.	9,791	292,947
TrueBlue, Inc. (a)	26,177	647,095
VSE Corp.	2,955	178,127
WageWorks, Inc. (a)(d)	22,121	1,261,118
		15,254,302
Road & Rail - 0.7%
ArcBest Corp.	16,489	638,124
Celadon Group, Inc.	13,187	256,619
Heartland Express, Inc. (d)	34,175	859,160
Knight Transportation, Inc. (d)	37,751	1,104,594
Marten Transport Ltd.	14,815	290,670
P.A.M. Transportation Services, Inc. (a)	1,918	82,436
Patriot Transportation Holding, Inc. (a)	4,564	193,331
Quality Distribution, Inc. (a)	17,299	224,195
Roadrunner Transportation Systems, Inc. (a)	17,703	364,859
Saia, Inc. (a)	15,580	763,732
Swift Transporation Co. (a)	53,803	1,328,934
U.S.A. Truck, Inc. (a)(d)	3,730	63,037
Universal Truckload Services, Inc.	3,914	103,016
Werner Enterprises, Inc. (d)	28,245	777,867
YRC Worldwide, Inc. (a)(d)	20,462	438,705
		7,489,279
Trading Companies & Distributors - 0.9%
Aceto Corp.	18,417	418,803
Aircastle Ltd.	41,785	797,258
Applied Industrial Technologies, Inc.	26,986	1,317,187
Beacon Roofing Supply, Inc. (a)(d)	30,945	856,248
CAI International, Inc. (a)(d)	10,274	216,268
DXP Enterprises, Inc. (a)	8,301	550,273
General Finance Corp. (a)(d)	6,592	56,823
H&E Equipment Services, Inc.	19,712	737,032
Houston Wire & Cable Co.	10,578	143,438
Kaman Corp.	17,081	735,508
Rush Enterprises, Inc. Class A (a)	21,694	826,541
Stock Building Supply Holdings, Inc. (a)	9,260	145,289
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
TAL International Group, Inc. (d)	21,458	$ 925,484
Textainer Group Holdings Ltd.	13,495	464,768
Titan Machinery, Inc. (a)(d)	11,379	156,575
Watsco, Inc.	16,100	1,636,082
		9,983,577
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	33,112	587,738
TOTAL INDUSTRIALS		152,572,464
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	35,862	760,633
Alliance Fiber Optic Products, Inc. (d)	7,495	96,760
Applied Optoelectronics, Inc. (a)(d)	9,285	149,860
Aruba Networks, Inc. (a)	68,127	1,470,181
Bel Fuse, Inc. Class B (non-vtg.)	6,606	186,884
Black Box Corp.	9,751	214,424
CalAmp Corp. (a)(d)	23,377	450,709
Calix Networks, Inc. (a)	26,074	281,860
Ciena Corp. (a)(d)	66,260	1,110,518
Clearfield, Inc. (a)(d)	6,790	99,677
Comtech Telecommunications Corp.	9,549	363,530
Digi International, Inc. (a)	15,110	125,111
Emulex Corp. (a)	47,302	267,729
Extreme Networks, Inc. (a)(d)	59,707	214,348
Finisar Corp. (a)(d)	60,980	1,019,586
Harmonic, Inc. (a)	59,456	396,572
Infinera Corp. (a)(d)	78,134	1,135,287
InterDigital, Inc. (d)	25,466	1,258,784
Ixia (a)	36,421	350,734
KVH Industries, Inc. (a)	9,444	122,016
NETGEAR, Inc. (a)(d)	23,277	792,349
NumereX Corp. Class A (a)(d)	8,706	113,526
Oclaro, Inc. (a)(d)	55,745	87,520
Oplink Communications, Inc.	11,019	229,746
Parkervision, Inc. (a)(d)	57,595	75,449
Plantronics, Inc.	27,302	1,416,155
Polycom, Inc. (a)	87,299	1,141,871
Procera Networks, Inc. (a)(d)	12,303	92,149
Ruckus Wireless, Inc. (a)(d)	40,912	531,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ShoreTel, Inc. (a)	39,078	$ 316,141
Sonus Networks, Inc. (a)	154,493	536,091
Tessco Technologies, Inc.	3,396	107,823
Ubiquiti Networks, Inc. (d)	18,714	669,400
ViaSat, Inc. (a)(d)	26,437	1,656,014
		17,840,475
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	8,728	98,626
Anixter International, Inc.	17,379	1,480,169
Badger Meter, Inc.	9,171	522,013
Belden, Inc.	27,831	1,981,289
Benchmark Electronics, Inc. (a)	34,402	816,015
Checkpoint Systems, Inc. (a)	26,051	345,436
Cognex Corp. (a)	55,232	2,184,978
Coherent, Inc. (a)	15,837	1,031,781
Control4 Corp. (a)	6,806	105,561
CTS Corp.	21,270	391,368
CUI Global, Inc. (a)(d)	12,284	100,483
Daktronics, Inc.	23,630	314,515
DTS, Inc. (a)	10,558	314,417
Electro Rent Corp.	9,767	148,849
Electro Scientific Industries, Inc.	14,574	103,475
Fabrinet (a)	21,855	397,980
FARO Technologies, Inc. (a)	11,226	628,656
FEI Co.	26,871	2,264,688
GSI Group, Inc. (a)	19,377	248,994
II-VI, Inc. (a)	33,295	449,150
Insight Enterprises, Inc. (a)	26,373	599,986
InvenSense, Inc. (a)(d)	44,785	725,965
Itron, Inc. (a)	24,754	963,673
KEMET Corp. (a)	32,091	154,037
Littelfuse, Inc.	14,172	1,382,337
Maxwell Technologies, Inc. (a)(d)	18,764	218,788
Mercury Systems, Inc. (a)	20,862	291,651
Mesa Laboratories, Inc.	1,660	126,774
Methode Electronics, Inc. Class A	23,919	941,930
MTS Systems Corp.	9,508	627,623
Multi-Fineline Electronix, Inc. (a)	5,253	53,318
Newport Corp. (a)	25,069	448,484
OSI Systems, Inc. (a)	12,546	889,260
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Park Electrochemical Corp.	13,094	$ 337,825
PC Connection, Inc.	5,758	137,328
Plexus Corp. (a)	22,128	914,993
RealD, Inc. (a)	25,144	284,630
Rofin-Sinar Technologies, Inc. (a)	17,955	402,012
Rogers Corp. (a)	11,456	783,247
Sanmina Corp. (a)	52,251	1,309,933
ScanSource, Inc. (a)	18,350	700,603
Speed Commerce, Inc. (a)(d)	29,048	86,273
SYNNEX Corp.	17,968	1,243,026
TTM Technologies, Inc. (a)(d)	34,812	240,551
Universal Display Corp. (a)(d)	25,549	799,173
Viasystems Group, Inc. (a)	3,082	48,911
Vishay Precision Group, Inc. (a)	7,578	128,750
		28,769,524
Internet Software & Services - 2.5%
Aerohive Networks, Inc. (d)	5,673	28,365
Amber Road, Inc. (a)(d)	5,314	70,942
Angie's List, Inc. (a)(d)	27,321	190,427
Bankrate, Inc. (a)(d)	43,907	476,830
Bazaarvoice, Inc. (a)(d)	31,486	234,571
Benefitfocus, Inc. (a)(d)	2,911	80,664
Blucora, Inc. (a)(d)	26,765	453,667
Borderfree, Inc. (a)	3,558	38,996
Brightcove, Inc. (a)(d)	19,113	122,514
Carbonite, Inc. (a)	10,542	115,329
Care.com, Inc.	3,912	32,470
ChannelAdvisor Corp. (a)(d)	12,947	179,834
comScore, Inc. (a)	21,992	926,743
Constant Contact, Inc. (a)(d)	20,430	722,405
Conversant, Inc. (a)	42,436	1,495,869
Cornerstone OnDemand, Inc. (a)(d)	33,635	1,219,941
Cvent, Inc. (a)(d)	11,233	291,384
DealerTrack Holdings, Inc. (a)(d)	34,231	1,610,569
Demand Media, Inc. (a)	5,194	36,566
Demandware, Inc. (a)(d)	18,927	1,134,674
Dice Holdings, Inc. (a)	24,356	242,829
Digital River, Inc. (a)	20,794	531,703
E2open, Inc. (a)(d)	13,807	80,633
EarthLink Holdings Corp.	64,564	231,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Endurance International Group Holdings, Inc. (d)	18,810	$ 312,622
Envestnet, Inc. (a)	21,647	961,560
Everyday Health, Inc.	4,504	61,570
Five9, Inc. (d)	7,262	31,953
Global Eagle Entertainment, Inc. (a)(d)	23,826	291,392
Gogo, Inc. (a)(d)	35,093	582,895
GrubHub, Inc.	5,576	202,743
GTT Communications, Inc. (a)	8,389	108,889
Internap Network Services Corp. (a)	34,567	276,882
IntraLinks Holdings, Inc. (a)	24,716	213,546
j2 Global, Inc.	29,990	1,622,159
Limelight Networks, Inc. (a)	35,565	86,779
Liquidity Services, Inc. (a)	15,816	202,128
LivePerson, Inc. (a)	35,132	505,901
LogMeIn, Inc. (a)	15,248	732,666
Marchex, Inc. Class B	19,556	74,899
Marin Software, Inc. (a)(d)	17,293	154,772
Marketo, Inc. (a)(d)	16,129	520,483
Millennial Media, Inc. (a)(d)	44,886	92,016
Monster Worldwide, Inc. (a)	57,169	220,672
Move, Inc. (a)	24,815	519,874
NIC, Inc.	42,199	777,728
Opower, Inc. (d)	4,625	83,990
Perficient, Inc. (a)	21,953	363,981
Q2 Holdings, Inc. (a)	5,889	88,865
QuinStreet, Inc. (a)	20,658	83,665
RealNetworks, Inc. (a)	13,674	94,351
Reis, Inc.	4,919	115,105
Rightside Group Ltd. (a)(d)	5,194	49,187
Rocket Fuel, Inc. (a)(d)	11,452	178,880
SciQuest, Inc. (a)(d)	17,214	256,661
Shutterstock, Inc. (a)(d)	9,914	770,913
SPS Commerce, Inc. (a)(d)	10,403	606,495
Stamps.com, Inc. (a)	8,880	327,672
TechTarget, Inc. (a)	9,871	94,169
Textura Corp. (a)	11,587	308,678
Travelzoo, Inc. (a)	4,378	57,308
Tremor Video, Inc. (a)(d)	21,123	49,639
TrueCar, Inc. (d)	4,630	77,784
Trulia, Inc. (a)	23,259	1,085,032
Unwired Planet, Inc. (a)(d)	58,346	90,436
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)(d)	21,143	$ 1,413,621
Web.com Group, Inc. (a)(d)	32,745	672,255
WebMD Health Corp. (a)(d)	24,456	1,043,782
Wix.com Ltd. (a)	8,708	147,949
XO Group, Inc. (a)	17,312	220,382
Xoom Corp. (a)(d)	19,288	291,249
YuMe, Inc. (a)(d)	10,795	53,867
Zix Corp. (a)	39,832	131,446
		27,860,555
IT Services - 2.5%
Acxiom Corp. (a)	48,580	915,247
Blackhawk Network Holdings, Inc. (a)(d)	33,518	1,158,382
CACI International, Inc. Class A (a)	14,644	1,205,055
Cardtronics, Inc. (a)(d)	28,352	1,088,433
Cass Information Systems, Inc.	7,355	349,657
Ciber, Inc. (a)	51,158	167,287
Computer Task Group, Inc.	8,967	78,910
Convergys Corp.	63,949	1,289,851
CSG Systems International, Inc. (d)	21,512	570,283
Datalink Corp. (a)	12,828	162,274
EPAM Systems, Inc. (a)(d)	22,634	1,080,547
Euronet Worldwide, Inc. (a)	32,385	1,738,103
EVERTEC, Inc.	41,255	936,489
ExlService Holdings, Inc. (a)	20,676	578,721
Forrester Research, Inc.	7,134	287,358
Global Cash Access Holdings, Inc. (a)	40,896	298,132
Hackett Group, Inc.	14,936	104,701
Heartland Payment Systems, Inc. (d)	22,747	1,174,883
Higher One Holdings, Inc. (a)	20,233	51,999
iGATE Corp. (a)	23,201	859,597
Information Services Group, Inc. (a)	19,445	82,252
Lionbridge Technologies, Inc. (a)	40,342	194,852
Luxoft Holding, Inc. (a)	4,902	196,031
ManTech International Corp. Class A	15,041	423,555
Maximus, Inc.	42,844	2,076,220
ModusLink Global Solutions, Inc. (a)(d)	22,019	77,067
MoneyGram International, Inc. (a)	18,199	156,511
Neustar, Inc. Class A (a)(d)	35,321	932,828
PRG-Schultz International, Inc. (a)	17,907	94,728
Sapient Corp. (a)	72,202	1,250,539
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Science Applications International Corp.	26,704	$ 1,306,093
ServiceSource International, Inc. (a)(d)	44,919	171,591
Sykes Enterprises, Inc. (a)	25,490	549,055
Syntel, Inc. (a)	9,743	843,841
Teletech Holdings, Inc. (a)	11,022	284,478
Unisys Corp. (a)(d)	32,225	826,249
Virtusa Corp. (a)	16,445	673,916
WEX, Inc. (a)	24,555	2,788,466
		27,024,181
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (a)(d)	26,008	514,438
Alpha & Omega Semiconductor Ltd. (a)	12,868	119,286
Ambarella, Inc. (a)(d)	18,393	814,626
Amkor Technology, Inc. (a)	53,614	363,503
Applied Micro Circuits Corp. (a)(d)	48,521	313,931
Audience, Inc. (a)(d)	8,339	31,104
Axcelis Technologies, Inc. (a)	78,623	171,398
Brooks Automation, Inc.	41,840	515,887
Cabot Microelectronics Corp. (a)	15,300	737,919
Cascade Microtech, Inc. (a)	7,609	81,721
Cavium, Inc. (a)(d)	33,636	1,725,863
Ceva, Inc. (a)	13,726	223,734
Cirrus Logic, Inc. (a)(d)	39,005	752,797
Cohu, Inc.	16,036	163,567
Cypress Semiconductor Corp. (d)	99,244	983,508
Diodes, Inc. (a)	23,216	599,669
DSP Group, Inc. (a)	13,188	127,792
Entegris, Inc. (a)	88,729	1,204,940
Entropic Communications, Inc. (a)	58,908	147,270
Exar Corp. (a)	24,946	238,234
Fairchild Semiconductor International, Inc. (a)	78,648	1,207,247
FormFactor, Inc. (a)	34,688	276,463
Inphi Corp. (a)	19,574	303,006
Integrated Device Technology, Inc. (a)	84,891	1,393,061
Integrated Silicon Solution, Inc.	18,941	257,219
International Rectifier Corp. (a)	44,781	1,780,940
Intersil Corp. Class A	81,293	1,080,384
IXYS Corp.	16,048	187,280
Kopin Corp. (a)	43,659	165,904
Lattice Semiconductor Corp. (a)	74,436	499,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions, Inc. (a)	7,533	$ 165,651
MaxLinear, Inc. Class A (a)	16,588	117,609
Micrel, Inc.	27,687	336,120
Microsemi Corp. (a)	60,809	1,585,291
MKS Instruments, Inc.	34,090	1,240,876
Monolithic Power Systems, Inc.	24,280	1,072,933
Nanometrics, Inc. (a)	15,297	207,121
NVE Corp. (a)	3,019	216,402
Omnivision Technologies, Inc. (a)	35,568	952,511
PDF Solutions, Inc. (a)	19,293	250,230
Peregrine Semiconductor Corp. (a)	17,259	214,529
Pericom Semiconductor Corp. (a)	15,852	173,262
Photronics, Inc. (a)	38,715	348,048
PMC-Sierra, Inc. (a)	111,806	870,969
Power Integrations, Inc.	19,193	966,559
QuickLogic Corp. (a)(d)	32,838	94,573
Rambus, Inc. (a)(d)	71,814	822,270
RF Micro Devices, Inc. (a)(d)	181,429	2,360,391
Rubicon Technology, Inc. (a)(d)	15,576	69,002
Rudolph Technologies, Inc. (a)(d)	21,697	190,500
Semtech Corp. (a)	42,322	1,074,132
Silicon Image, Inc. (a)	48,985	262,560
Silicon Laboratories, Inc. (a)	27,592	1,257,919
Spansion, Inc. Class A (a)	38,102	784,139
Synaptics, Inc. (a)(d)	22,836	1,562,667
Tessera Technologies, Inc.	34,012	1,033,625
TriQuint Semiconductor, Inc. (a)	108,719	2,351,592
Ultra Clean Holdings, Inc. (a)	18,479	162,246
Ultratech, Inc. (a)(d)	17,399	332,843
Veeco Instruments, Inc. (a)(d)	25,195	906,768
Vitesse Semiconductor Corp. (a)	42,948	149,459
Xcerra Corp. (a)	33,051	280,603
		39,395,557
Software - 4.3%
A10 Networks, Inc. (a)(d)	7,573	33,321
ACI Worldwide, Inc. (a)	71,841	1,382,221
Actuate Corp. (a)	27,427	117,662
Advent Software, Inc.	32,544	1,124,721
American Software, Inc. Class A	14,670	141,712
Aspen Technology, Inc. (a)	58,678	2,166,979
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
AVG Technologies NV (a)	21,623	$ 387,484
Barracuda Networks, Inc.	5,113	164,383
Blackbaud, Inc.	29,065	1,293,393
Bottomline Technologies, Inc. (a)(d)	26,342	660,921
BroadSoft, Inc. (a)	17,900	409,910
Callidus Software, Inc. (a)	28,910	407,342
CommVault Systems, Inc. (a)	30,178	1,338,093
Compuware Corp.	138,830	1,409,125
Comverse, Inc. (a)	14,159	308,666
Covisint Corp. (a)(d)	23,900	69,071
Cyan, Inc. (a)	16,369	51,562
Digimarc Corp. (d)	3,889	112,742
Ebix, Inc. (d)	19,075	281,356
Ellie Mae, Inc. (a)(d)	18,140	696,213
EnerNOC, Inc. (a)(d)	16,738	247,220
EPIQ Systems, Inc.	19,339	310,198
ePlus, Inc. (a)	3,423	209,043
Fair Isaac Corp.	20,810	1,296,463
Fleetmatics Group PLC (a)(d)	23,643	878,101
Gigamon, Inc. (a)(d)	15,137	226,147
Globant SA (a)	4,326	55,978
Glu Mobile, Inc. (a)(d)	55,520	214,862
Guidance Software, Inc. (a)(d)	10,611	71,412
Guidewire Software, Inc. (a)(d)	43,312	2,163,001
Imperva, Inc. (a)(d)	14,242	583,495
Infoblox, Inc. (a)	34,998	564,868
Interactive Intelligence Group, Inc. (a)(d)	10,494	506,440
Jive Software, Inc. (a)	27,963	170,854
Kofax Ltd. (a)(d)	46,197	293,351
Manhattan Associates, Inc. (a)	48,097	1,929,171
Mavenir Systems, Inc. (d)	7,576	92,882
Mentor Graphics Corp.	60,941	1,291,340
MicroStrategy, Inc. Class A (a)	5,725	921,038
MobileIron, Inc. (d)	7,777	78,237
Model N, Inc. (a)	11,476	111,891
Monotype Imaging Holdings, Inc.	25,059	716,938
NetScout Systems, Inc. (a)	22,958	846,232
Park City Group, Inc. (a)(d)	5,682	47,842
Paycom Software, Inc. (d)	3,880	68,870
Pegasystems, Inc.	22,188	480,814
Progress Software Corp. (a)	32,310	836,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Proofpoint, Inc. (a)(d)	23,396	$ 1,030,360
PROS Holdings, Inc. (a)	14,791	413,852
QAD, Inc. Class A	3,641	78,318
Qlik Technologies, Inc. (a)	57,144	1,620,032
Qualys, Inc. (a)(d)	12,548	402,540
Rally Software Development Corp. (a)(d)	15,523	158,645
RealPage, Inc. (a)	33,350	662,665
Rosetta Stone, Inc. (a)	12,641	120,974
Sapiens International Corp. NV (a)(d)	14,597	115,608
SeaChange International, Inc. (a)	22,353	151,106
Silver Spring Networks, Inc. (a)(d)	21,892	209,725
SS&C Technologies Holdings, Inc. (a)	43,548	2,104,239
Synchronoss Technologies, Inc. (a)(d)	22,235	1,148,882
Take-Two Interactive Software, Inc. (a)	52,957	1,400,713
Tangoe, Inc. (a)(d)	24,368	357,479
TeleCommunication Systems, Inc. Class A (a)	28,669	82,567
TeleNav, Inc. (a)	16,217	117,087
The Rubicon Project, Inc.	4,713	54,011
TiVo, Inc. (a)	72,745	949,322
Tubemogul, Inc. (a)(d)	2,383	37,032
Tyler Technologies, Inc. (a)	20,927	2,342,150
Ultimate Software Group, Inc. (a)	18,044	2,715,802
Varonis Systems, Inc. (d)	3,172	61,791
Vasco Data Security International, Inc. (a)	18,827	476,700
Verint Systems, Inc. (a)	37,989	2,183,988
VirnetX Holding Corp. (a)(d)	26,407	155,009
Vringo, Inc. (a)	42,545	43,821
Zendesk, Inc. (d)	7,085	184,210
		47,149,022
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (a)(d)	26,022	901,923
Dot Hill Systems Corp. (a)	38,915	153,714
Eastman Kodak Co. (a)(d)	11,022	237,745
Electronics for Imaging, Inc. (a)	29,351	1,341,928
Immersion Corp. (a)	17,732	149,303
Intevac, Inc. (a)	14,235	105,339
Nimble Storage, Inc.	5,771	157,895
QLogic Corp. (a)	54,997	649,515
Quantum Corp. (a)(d)	161,055	206,150
Silicon Graphics International Corp. (a)(d)	21,692	188,287
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)	21,641	$ 691,646
Violin Memory, Inc. (a)(d)	50,083	242,402
		5,025,847
TOTAL INFORMATION TECHNOLOGY		193,065,161
MATERIALS - 4.8%
Chemicals - 2.3%
A. Schulman, Inc.	18,514	655,581
Advanced Emissions Solutions, Inc. (a)	13,554	274,062
American Vanguard Corp.	18,054	208,343
Axiall Corp.	44,415	1,789,925
Balchem Corp.	19,185	1,241,270
Calgon Carbon Corp. (a)	33,646	707,575
Chase Corp.	4,011	143,875
Chemtura Corp. (a)	58,301	1,357,830
Ferro Corp. (a)	45,275	594,008
Flotek Industries, Inc. (a)(d)	33,985	753,108
FutureFuel Corp.	13,746	183,097
H.B. Fuller Co.	31,815	1,335,276
Hawkins, Inc.	7,110	273,806
Innophos Holdings, Inc.	13,810	787,170
Innospec, Inc.	15,520	626,542
Intrepid Potash, Inc. (a)(d)	35,391	476,009
KMG Chemicals, Inc.	5,722	101,279
Koppers Holdings, Inc.	12,730	502,580
Kraton Performance Polymers, Inc. (a)	20,456	365,958
Kronos Worldwide, Inc.	14,059	188,953
Landec Corp. (a)	17,787	223,938
LSB Industries, Inc. (a)(d)	12,065	452,799
Marrone Bio Innovations, Inc. (a)(d)	10,289	26,957
Minerals Technologies, Inc.	21,809	1,672,968
Olin Corp.	50,560	1,225,574
OM Group, Inc.	20,715	539,211
OMNOVA Solutions, Inc. (a)	29,923	210,359
PolyOne Corp.	59,651	2,207,684
Quaker Chemical Corp.	8,628	708,186
Rentech, Inc. (a)(d)	142,734	226,947
Senomyx, Inc. (a)(d)	26,496	209,848
Sensient Technologies Corp.	31,267	1,850,381
Stepan Co.	12,021	532,290
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Taminco Corp. (a)	17,779	$ 460,298
Trecora Resources (a)	13,067	171,831
Tredegar Corp.	15,662	297,891
Trinseo SA	7,226	104,416
Tronox Ltd. Class A	38,803	938,257
Zep, Inc.	14,994	240,804
		24,866,886
Construction Materials - 0.1%
Headwaters, Inc. (a)	46,133	585,889
U.S. Concrete, Inc. (a)(d)	8,820	217,854
United States Lime & Minerals, Inc.	1,168	81,888
		885,631
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	2,664	122,517
Berry Plastics Group, Inc. (a)	56,905	1,480,668
Graphic Packaging Holding Co. (a)	206,089	2,499,860
Myers Industries, Inc.	17,165	256,445
UFP Technologies, Inc. (a)	3,614	79,580
		4,439,070
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	11,179	82,166
AK Steel Holding Corp. (a)(d)	112,133	848,847
Allied Nevada Gold Corp. (a)(d)	65,235	90,677
Ampco-Pittsburgh Corp.	4,943	107,708
Century Aluminum Co. (a)	32,475	950,868
Coeur d'Alene Mines Corp. (a)(d)	65,086	240,818
Commercial Metals Co.	74,531	1,288,641
Globe Specialty Metals, Inc.	41,712	784,603
Gold Resource Corp.	22,422	87,222
Handy & Harman Ltd. (a)	2,913	102,858
Haynes International, Inc.	7,756	360,576
Hecla Mining Co. (d)	228,935	499,078
Horsehead Holding Corp. (a)(d)	33,073	519,577
Kaiser Aluminum Corp.	11,423	794,470
Materion Corp.	12,964	511,430
Molycorp, Inc. (a)(d)	114,099	157,457
Noranda Aluminium Holding Corp.	26,406	116,450
Olympic Steel, Inc.	5,422	109,091
RTI International Metals, Inc. (a)	20,086	473,025
Ryerson Holding Corp.	6,859	87,658
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A (d)	16,587	$ 390,624
Stillwater Mining Co. (a)(d)	75,574	992,287
SunCoke Energy, Inc.	44,078	1,053,464
U.S. Silica Holdings, Inc. (d)	34,231	1,536,972
Universal Stainless & Alloy Products, Inc. (a)	4,205	108,111
Walter Energy, Inc. (d)	39,199	94,470
Worthington Industries, Inc.	32,509	1,256,473
		13,645,621
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)	24,832	895,442
Clearwater Paper Corp. (a)	12,853	827,091
Deltic Timber Corp.	6,973	453,873
Kapstone Paper & Packaging Corp. (a)	53,744	1,653,165
Louisiana-Pacific Corp. (a)(d)	89,813	1,311,270
Neenah Paper, Inc.	10,486	639,751
P.H. Glatfelter Co.	27,012	681,513
Resolute Forest Products (a)	43,005	798,173
Schweitzer-Mauduit International, Inc.	19,255	829,120
Wausau-Mosinee Paper Corp.	26,539	262,471
		8,351,869
TOTAL MATERIALS		52,189,077
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(d)	55,174	433,668
Atlantic Tele-Network, Inc.	5,956	400,184
Cincinnati Bell, Inc. (a)	132,013	484,488
Cogent Communications Group, Inc.	29,506	1,001,434
Consolidated Communications Holdings, Inc. (d)	32,483	841,310
FairPoint Communications, Inc. (a)(d)	13,068	216,929
General Communications, Inc. Class A (a)	22,561	264,641
Globalstar, Inc. (a)(d)	171,252	405,867
Hawaiian Telcom Holdco, Inc. (a)(d)	6,304	169,578
IDT Corp. Class B	11,264	185,631
inContact, Inc. (a)(d)	38,344	341,262
Inteliquent, Inc.	20,216	340,235
Intelsat SA (a)(d)	17,203	334,770
Iridium Communications, Inc. (a)(d)	50,926	483,797
Lumos Networks Corp.	12,185	209,582
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
ORBCOMM, Inc. (a)	29,960	$ 189,347
Premiere Global Services, Inc. (a)	30,278	317,011
VocalTec Communications Ltd. (a)	10,619	98,757
Vonage Holdings Corp. (a)	109,556	381,255
		7,099,746
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	13,814	96,836
Leap Wireless International, Inc. rights	29,000	73,080
NTELOS Holdings Corp. (d)	10,090	101,707
RingCentral, Inc. (a)(d)	17,472	229,582
Shenandoah Telecommunications Co.	15,150	448,289
Spok Holdings, Inc.	13,632	221,384
		1,170,878
TOTAL TELECOMMUNICATION SERVICES		8,270,624
UTILITIES - 3.5%
Electric Utilities - 1.3%
Allete, Inc.	26,924	1,406,510
Cleco Corp.	38,170	2,052,019
El Paso Electric Co.	25,487	964,428
Empire District Electric Co. (d)	26,798	762,135
IDACORP, Inc.	31,727	2,006,098
MGE Energy, Inc.	21,720	965,888
NRG Yield, Inc. Class A (d)	15,035	751,299
Otter Tail Corp.	23,969	743,039
PNM Resources, Inc.	50,192	1,448,039
Portland General Electric Co.	48,992	1,783,799
Spark Energy, Inc. Class A, (d)	2,028	32,854
UIL Holdings Corp.	36,034	1,482,439
Unitil Corp.	9,097	316,939
		14,715,486
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	9,270	448,946
Laclede Group, Inc.	27,018	1,371,704
New Jersey Resources Corp.	26,626	1,557,088
Northwest Natural Gas Co.	16,914	793,774
ONE Gas, Inc.	32,900	1,248,555
Piedmont Natural Gas Co., Inc. (d)	49,357	1,876,060
South Jersey Industries, Inc.	21,266	1,247,038
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	29,274	$ 1,700,527
WGL Holdings, Inc.	33,132	1,557,204
		11,800,896
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield PLC	18,410	598,325
Ormat Technologies, Inc. (d)	11,029	319,290
Pattern Energy Group, Inc.	24,771	712,909
Terraform Power, Inc. (a)	14,834	422,176
		2,052,700
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. (d)	75,317	168,403
Black Hills Corp.	28,293	1,548,476
Dynegy, Inc. (a)	77,524	2,364,482
		4,081,361
Multi-Utilities - 0.2%
Avista Corp. (d)	37,502	1,329,446
NorthWestern Energy Corp.	24,658	1,302,929
		2,632,375
Water Utilities - 0.3%
American States Water Co.	24,879	890,171
Artesian Resources Corp. Class A	4,623	102,954
California Water Service Group	32,139	836,578
Connecticut Water Service, Inc.	7,428	276,099
Middlesex Water Co.	10,508	236,955
SJW Corp.	10,055	321,358
York Water Co.	7,708	169,422
		2,833,537
TOTAL UTILITIES		38,116,355
TOTAL COMMON STOCKS (Cost $989,414,309)		1,089,403,696
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $999,817)	$ 1,000,000	999,856
Money Market Funds - 27.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	14,563,686	$ 14,563,686
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	285,941,083	285,941,083
TOTAL MONEY MARKET FUNDS (Cost $300,504,769)		300,504,769
TOTAL INVESTMENT PORTFOLIO - 126.9% (Cost $1,290,918,895)		1,390,908,321
NET OTHER ASSETS (LIABILITIES) - (26.9)%		(294,617,985)
NET ASSETS - 100%		$ 1,096,290,336
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	$ 7,494,400	$ 715,324

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $783,887.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,186
Fidelity Securities Lending Cash Central Fund	1,383,437
Total	$ 1,389,623
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,108,113	$ 143,108,113	$ -	$ -
Consumer Staples	34,420,248	34,420,248	-	-
Energy	50,228,785	50,227,172	-	1,613
Financials	265,087,751	265,087,751	-	-
Health Care	152,345,118	152,303,683	-	41,435
Industrials	152,572,464	152,572,464	-	-
Information Technology	193,065,161	193,065,161	-	-
Materials	52,189,077	52,189,077	-	-
Telecommunication Services	8,270,624	8,197,544	-	73,080
Utilities	38,116,355	38,116,355	-	-
U.S. Government and Government Agency Obligations	999,856	-	999,856	-
Money Market Funds	300,504,769	300,504,769	-	-
Total Investments in Securities:	$ 1,390,908,321	$ 1,389,792,337	$ 999,856	$ 116,128
Derivative Instruments:
Assets
Futures Contracts	$ 715,324	$ 715,324	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 715,324	$ -
Total Value of Derivatives	$ 715,324	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $282,079,298) - See accompanying schedule: Unaffiliated issuers (cost $990,414,126)	$ 1,090,403,552
Fidelity Central Funds (cost $300,504,769)	300,504,769
Total Investments (cost $1,290,918,895)		$ 1,390,908,321
Receivable for fund shares sold		2,539,938
Dividends receivable		381,187
Distributions receivable from Fidelity Central Funds		231,201
Receivable for daily variation margin for derivative instruments		246,929
Receivable from investment adviser for expense reductions		109,212
Other receivables		485,921
Total assets		1,394,902,709

Liabilities
Payable for investments purchased	$ 10,014,315
Payable for fund shares redeemed	2,473,710
Accrued management fee	127,148
Other affiliated payables	56,117
Collateral on securities loaned, at value	285,941,083
Total liabilities		298,612,373

Net Assets		$ 1,096,290,336
Net Assets consist of:
Paid in capital		$ 967,259,051
Undistributed net investment income		7,207,146
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,119,347
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		100,704,792
Net Assets		$ 1,096,290,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($24,277,732 ÷ 1,451,104 shares)	$ 16.73

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($769,379,122 ÷ 45,919,209 shares)	$ 16.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($298,563,119 ÷ 17,815,131 shares)	$ 16.76

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,070,363 ÷ 242,871 shares)	$ 16.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index
Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,215,843
Interest		188
Income from Fidelity Central Funds (including $1,383,437 from security lending)		1,389,623
Total income		7,605,654

Expenses
Management fee	$ 764,780
Transfer agent fees	338,912
Independent trustees' compensation	2,257
Miscellaneous	691
Total expenses before reductions	1,106,640
Expense reductions	(659,381)	447,259
Net investment income (loss)		7,158,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,750,670
Foreign currency transactions	183
Futures contracts	(200,592)
Total net realized gain (loss)		21,550,261
Change in net unrealized appreciation (depreciation) on: Investment securities	23,260,462
Assets and liabilities in foreign currencies	32
Futures contracts	692,417
Total change in net unrealized appreciation (depreciation)		23,952,911
Net gain (loss)		45,503,172
Net increase (decrease) in net assets resulting from operations		$ 52,661,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,158,395	$ 7,924,604
Net realized gain (loss)	21,550,261	9,936,654
Change in net unrealized appreciation (depreciation)	23,952,911	54,094,962
Net increase (decrease) in net assets resulting from operations	52,661,567	71,956,220
Distributions to shareholders from net investment income	(3,258,878)	(4,986,490)
Distributions to shareholders from net realized gain	(4,422,223)	(6,296,385)
Total distributions	(7,681,101)	(11,282,875)
Share transactions - net increase (decrease)	130,716,911	623,676,829
Redemption fees	123,429	287,609
Total increase (decrease) in net assets	175,820,806	684,637,783

Net Assets
Beginning of period	920,469,530	235,831,747
End of period (including undistributed net investment income of $7,207,146 and undistributed net investment income of $3,307,629, respectively)	$ 1,096,290,336	$ 920,469,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.19	.18	.09
Net realized and unrealized gain (loss)	.69	2.56	1.85	1.73
Total from investment operations	.79	2.75	2.03	1.82
Distributions from net investment income	(.04)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.12) L	(.29) J	(.23) K	(.04)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.73	$ 16.06	$ 13.59	$ 11.78
Total Return B, C	4.90%	20.46%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A	.36%	.36%	.36% A
Expenses net of fee waivers, if any	.23% A	.23%	.29%	.31% A
Expenses net of all reductions	.23% A	.23%	.29%	.31% A
Net investment income (loss)	1.26% A	1.18%	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,278	$ 21,013	$ 8,079	$ 12,116
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.08	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.21	.10
Net realized and unrealized gain (loss)	.69	2.57	1.84	1.73
Total from investment operations	.80	2.78	2.05	1.83
Distributions from net investment income	(.05)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.12)	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.76	$ 16.08	$ 13.61	$ 11.79
Total Return B, C	5.02%	20.61%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.09% A	.09%	.12%	.17% A
Expenses net of all reductions	.09% A	.09%	.12%	.17% A
Net investment income (loss)	1.40% A	1.32%	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 769,379	$ 632,741	$ 197,995	$ 23,851
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.21	.22	.10
Net realized and unrealized gain (loss)	.68	2.58	1.82	1.74
Total from investment operations	.80	2.79	2.04	1.84
Distributions from net investment income	(.05)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.13) K	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.76	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	4.96%	20.71%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.07%	.10%	.13% A
Expenses net of all reductions	.07% A	.07%	.10%	.13% A
Net investment income (loss)	1.42% A	1.34%	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 298,563	$ 263,061	$ 27,675	$ 574
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.0543 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.21	.23	.10
Net realized and unrealized gain (loss)	.68	2.58	1.81	1.75
Total from investment operations	.80	2.79	2.04	1.85
Distributions from net investment income	(.06)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.13)	(.32)	(.24)	(.05)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.76	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	4.97%	20.73%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15% A	.15%	.15%	.15% A
Expenses net of fee waivers, if any	.05% A	.05%	.06%	.11% A
Expenses net of all reductions	.05% A	.05%	.06%	.11% A
Net investment income (loss)	1.44% A	1.36%	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,070	$ 3,654	$ 2,082	$ 574
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$ 782,684,028	$ 149,786,657	$ (22,693,818)	$ 127,092,839
Spartan Small Cap Index Fund	1,292,089,937	176,820,684	(78,002,300)	98,818,384

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (130,474)	$ 247,412
Totals (a)	$ (130,474)	$ 247,412
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	(200,592)	692,417
Totals (a)	$ (200,592)	$ 692,417

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	234,111,425	53,348,114
Spartan Small Cap Index Fund	260,909,510	117,526,979

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of.21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 21,661
Fidelity Advantage Class	239,654
Institutional Class	10,195
$ 271,510
Spartan Small Cap Index Fund
Investor Class	$ 23,914
Fidelity Advantage Class	287,580
Institutional Class	27,418
$ 338,912

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 482
Spartan Small Cap Index Fund	691

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 11,368
Fidelity Advantage Class	.08%	360,688
Institutional Class	.06%	40,970
Fidelity Advantage Institutional Class	.04%	2,813
Spartan Small Cap Index Fund
Investor Class	.23%	14,855
Fidelity Advantage Class	.09%	504,836
Institutional Class	.07%	137,667
Fidelity Advantage Institutional Class	.05%	1,908

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 4
Spartan Small Cap Index Fund	16

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9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Mid Cap Index Fund	$ 65
Spartan Small Cap Index Fund	99

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 50,297	$ 74,958
Fidelity Advantage Class	1,962,969	3,809,814
Institutional Class	333,670	524,010
Fidelity Advantage Institutional Class	16,447	38,713
Total	$ 2,363,383	$ 4,447,495
From net realized gain
Investor Class	$ 26,688	$ 62,107
Fidelity Advantage Class	864,027	2,753,728
Institutional Class	143,206	367,797
Fidelity Advantage Institutional Class	6,895	26,668
Total	$ 1,040,816	$ 3,210,300
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 61,686	$ 121,693
Fidelity Advantage Class	2,285,869	3,732,923
Institutional Class	898,690	1,098,983
Fidelity Advantage Institutional Class	12,633	32,891
Total	$ 3,258,878	$ 4,986,490
From net realized gain
Investor Class	$ 103,288	$ 180,848
Fidelity Advantage Class	3,111,201	4,730,550
Institutional Class	1,191,413	1,344,444
Fidelity Advantage Institutional Class	16,321	40,543
Total	$ 4,422,223	$ 6,296,385

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	2014	2013	2014	2013
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,088,572	1,975,682	$ 18,332,264	$ 29,876,609
Reinvestment of distributions	4,433	8,979	74,826	133,800
Shares redeemed	(632,660)	(1,432,371)	(10,647,060)	(21,248,784)
Net increase (decrease)	460,345	552,290	$ 7,760,030	$ 8,761,625
Fidelity Advantage Class
Shares sold	12,292,554	24,053,029	$ 207,252,711	$ 363,116,725
Reinvestment of distributions	164,403	430,910	2,776,768	6,463,596
Shares redeemed	(4,716,903)	(7,114,375)	(78,974,986)	(108,519,672)
Net increase (decrease)	7,740,054	17,369,564	$ 131,054,493	$ 261,060,649
Institutional Class
Shares sold	1,907,576	2,965,195	$ 32,337,008	$ 45,885,096
Reinvestment of distributions	28,234	59,718	476,876	891,807
Shares redeemed	(510,626)	(720,066)	(8,554,839)	(11,097,777)
Net increase (decrease)	1,425,184	2,304,847	$ 24,259,045	$ 35,679,126
Fidelity Advantage Institutional Class
Shares sold	912,994	228,342	$ 15,327,519	$ 3,279,459
Reinvestment of distributions	1,382	4,379	23,342	65,381
Shares redeemed	(30,980)	(43,759)	(516,064)	(684,268)
Net increase (decrease)	883,396	188,962	$ 14,834,797	$ 2,660,572
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,011,470	2,738,219	$ 16,310,344	$ 42,850,558
Reinvestment of distributions	8,601	16,538	142,090	254,669
Shares redeemed	(877,250)	(2,041,094)	(14,224,297)	(32,230,267)
Net increase (decrease)	142,821	713,663	$ 2,228,137	$ 10,874,960
Fidelity Advantage Class
Shares sold	14,004,038	31,293,380	$ 224,767,259	$ 488,417,744
Reinvestment of distributions	313,983	525,763	5,190,134	8,101,146
Shares redeemed	(7,741,279)	(7,029,195)	(125,141,730)	(111,411,379)
Net increase (decrease)	6,576,742	24,789,948	$ 104,815,663	$ 385,107,511
Institutional Class
Shares sold	3,127,315	15,593,373	$ 50,392,637	$ 247,126,510
Reinvestment of distributions	126,367	156,951	2,090,103	2,443,427
Shares redeemed	(1,791,576)	(1,430,969)	(29,065,424)	(22,920,545)
Net increase (decrease)	1,462,106	14,319,355	$ 23,417,316	$ 226,649,392

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	2014	2013	2014	2013
Spartan Small Cap Index Fund - continued
Fidelity Advantage Institutional Class
Shares sold	26,745	113,729	$ 433,596	$ 1,682,596
Reinvestment of distributions	1,752	4,815	28,954	73,434
Shares redeemed	(12,790)	(44,393)	(206,755)	(711,064)
Net increase (decrease)	15,707	74,151	$ 255,795	$ 1,044,966

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Mid Cap Index Fund

Semiannual Report

Spartan Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although each fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Spartan Mid Cap Index Fund ranked below its competitive median for 2013.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08%, 0.04%, 0.06%, and 0.22% through June 30, 2015.

The Board noted that the total expense ratio of each class of Spartan Small Cap Index Fund ranked below its competitive median for 2013.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.05%, 0.07%, and 0.23% through June 30, 2015.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-I-SCX-I-USAN-1214
1.929322.103

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,069.30	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,069.90	$ .42
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,069.30	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,069.40	$ .21
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,049.00	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,050.20	$ .47
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,049.60	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,049.70	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Mid Cap Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Kroger Co.	0.5	0.4
Sempra Energy	0.4	0.4
Applied Materials, Inc.	0.4	0.4
Illumina, Inc.	0.4	0.3
Cigna Corp.	0.4	0.4
Cardinal Health, Inc.	0.4	0.4
Vertex Pharmaceuticals, Inc.	0.4	0.3
Crown Castle International Corp.	0.4	0.4
Aon PLC	0.4	0.4
Intuit, Inc.	0.4	0.4
	4.1
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.0
Consumer Discretionary	16.7	16.6
Information Technology	14.3	13.3
Industrials	12.9	13.5
Health Care	11.5	11.0
Utilities	6.1	6.1
Materials	5.7	5.7
Consumer Staples	5.6	5.7
Energy	5.4	7.1
Telecommunication Services	0.7	0.7

Semiannual Report

Spartan Mid Cap Index

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.7%
BorgWarner, Inc.	30,590	$ 1,744,242
Gentex Corp.	19,279	631,194
Lear Corp.	10,715	991,138
The Goodyear Tire & Rubber Co.	36,942	895,105
TRW Automotive Holdings Corp. (a)	14,765	1,496,433
Visteon Corp. (a)	5,808	545,371
		6,303,483
Automobiles - 0.6%
Harley-Davidson, Inc.	29,148	1,915,024
Tesla Motors, Inc. (a)(d)	12,646	3,056,538
Thor Industries, Inc.	6,259	331,039
		5,302,601
Distributors - 0.4%
Genuine Parts Co.	20,550	1,994,994
LKQ Corp. (a)	40,270	1,150,514
		3,145,508
Diversified Consumer Services - 0.4%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	12,786	366,447
DeVry, Inc.	8,312	402,384
Graham Holdings Co.	475	372,210
H&R Block, Inc.	36,262	1,171,625
Service Corp. International	28,528	623,907
ServiceMaster Global Holdings, Inc.	5,461	130,955
		3,067,528
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	5,370	149,877
Bally Technologies, Inc. (a)	5,311	427,004
Brinker International, Inc.	8,546	458,407
Burger King Worldwide, Inc. (d)	14,173	463,174
Chipotle Mexican Grill, Inc. (a)	4,134	2,637,492
Choice Hotels International, Inc.	4,596	245,886
Darden Restaurants, Inc. (d)	17,514	906,875
Domino's Pizza, Inc.	7,488	664,860
Dunkin' Brands Group, Inc.	14,430	656,276
Hilton Worldwide Holdings, Inc.	18,191	459,141
Hyatt Hotels Corp. Class A (a)	5,670	335,777
International Game Technology	32,613	534,527
Marriott International, Inc. Class A	29,481	2,233,186
MGM Mirage, Inc. (a)	49,233	1,144,667
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Norwegian Cruise Line Holdings Ltd. (a)	12,221	$ 476,619
Panera Bread Co. Class A (a)(d)	3,229	521,936
Royal Caribbean Cruises Ltd.	21,999	1,495,272
SeaWorld Entertainment, Inc.	8,592	165,310
Six Flags Entertainment Corp.	9,760	393,328
Starwood Hotels & Resorts Worldwide, Inc.	25,581	1,961,039
Wendy's Co.	35,459	284,381
Wyndham Worldwide Corp.	16,845	1,308,351
Wynn Resorts Ltd.	10,784	2,049,068
		19,972,453
Household Durables - 1.6%
D.R. Horton, Inc.	42,651	972,016
Garmin Ltd. (d)	16,231	900,496
GoPro, Inc. Class A (d)	2,617	201,771
Harman International Industries, Inc.	9,030	969,280
Jarden Corp. (a)	17,277	1,124,560
Leggett & Platt, Inc.	18,397	724,474
Lennar Corp. Class A	23,473	1,011,217
Mohawk Industries, Inc. (a)	8,122	1,153,649
Newell Rubbermaid, Inc.	36,966	1,232,077
NVR, Inc. (a)	558	684,990
PulteGroup, Inc.	50,918	977,116
Taylor Morrison Home Corp. (a)	4,274	73,684
Tempur Sealy International, Inc. (a)	8,125	427,700
Toll Brothers, Inc. (a)	23,429	748,557
Tupperware Brands Corp.	6,773	431,779
Whirlpool Corp.	10,373	1,784,675
		13,418,041
Internet & Catalog Retail - 1.1%
Expedia, Inc.	13,382	1,137,069
Groupon, Inc. Class A (a)(d)	65,089	475,801
HomeAway, Inc. (a)(d)	12,673	442,288
Liberty Interactive Corp.:
(Venture Group) Series A (a)	19,147	672,060
Series A (a)	65,099	1,701,688
Liberty TripAdvisor Holdings, Inc. (a)	9,877	311,916
Netflix, Inc. (a)	7,999	3,141,767
TripAdvisor, Inc. (a)	14,718	1,304,898
zulily, Inc. Class A	1,991	72,433
		9,259,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.4%
Hasbro, Inc.	15,527	$ 893,268
Mattel, Inc.	44,830	1,392,868
Polaris Industries, Inc.	8,820	1,330,585
		3,616,721
Media - 2.4%
AMC Networks, Inc. Class A (a)(d)	7,958	482,653
Cablevision Systems Corp. - NY Group Class A (d)	26,006	484,232
Charter Communications, Inc. Class A (a)	10,508	1,664,362
Cinemark Holdings, Inc.	15,408	544,211
Clear Channel Outdoor Holding, Inc. Class A	4,568	33,164
Discovery Communications, Inc.:
Class A (a)	30,490	1,077,822
Class C (non-vtg.) (a)	30,579	1,069,959
DISH Network Corp. Class A (a)	28,484	1,813,007
DreamWorks Animation SKG, Inc. Class A (a)(d)	9,757	217,386
Gannett Co., Inc.	29,990	944,685
Interpublic Group of Companies, Inc.	55,944	1,084,754
John Wiley & Sons, Inc. Class A	5,697	332,648
Lamar Advertising Co. Class A	10,589	546,922
Liberty Media Corp.:
Class A (a)	12,546	602,459
Class C (a)	25,185	1,207,117
Lions Gate Entertainment Corp. (d)	10,830	358,798
Live Nation Entertainment, Inc. (a)	19,446	505,596
Morningstar, Inc.	2,715	185,299
News Corp. Class A (a)	65,637	1,016,061
Omnicom Group, Inc.	34,433	2,474,355
Regal Entertainment Group Class A (d)	11,195	247,969
Scripps Networks Interactive, Inc. Class A	13,948	1,077,344
Sirius XM Holdings, Inc. (a)(d)	345,540	1,185,202
Starz Series A (a)	12,148	375,373
The Madison Square Garden Co. Class A (a)	8,152	617,596
		20,148,974
Multiline Retail - 1.4%
Big Lots, Inc.	7,609	347,351
Dillard's, Inc. Class A (d)	3,437	363,497
Dollar General Corp. (a)	41,241	2,584,573
Dollar Tree, Inc. (a)	27,826	1,685,421
Family Dollar Stores, Inc.	12,621	988,098
JC Penney Corp., Inc. (a)(d)	41,685	317,223
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp.	27,630	$ 1,498,099
Macy's, Inc.	48,088	2,780,448
Nordstrom, Inc.	18,440	1,338,928
Sears Holdings Corp. (a)(d)	3,682	128,575
		12,032,213
Specialty Retail - 3.8%
Aarons, Inc. Class A	8,510	210,708
Abercrombie & Fitch Co. Class A (d)	9,731	325,794
Advance Auto Parts, Inc.	9,817	1,442,706
Ascena Retail Group, Inc. (a)	16,775	208,849
AutoNation, Inc. (a)	9,692	554,964
AutoZone, Inc. (a)	4,352	2,408,919
Bed Bath & Beyond, Inc. (a)(d)	24,902	1,676,901
Best Buy Co., Inc.	37,912	1,294,316
Cabela's, Inc. Class A (a)(d)	6,489	311,602
CarMax, Inc. (a)(d)	29,190	1,632,013
Chico's FAS, Inc.	20,829	314,101
CST Brands, Inc.	10,102	386,402
Dick's Sporting Goods, Inc.	12,699	576,154
DSW, Inc. Class A	10,276	304,683
Foot Locker, Inc.	19,276	1,079,649
GameStop Corp. Class A (d)	15,412	659,017
Gap, Inc.	35,387	1,340,813
GNC Holdings, Inc.	12,244	508,983
L Brands, Inc.	32,350	2,333,082
Michaels Companies, Inc.	3,793	69,336
Murphy U.S.A., Inc. (a)	6,282	359,959
O'Reilly Automotive, Inc. (a)	14,078	2,476,039
Penske Automotive Group, Inc.	5,558	251,444
PetSmart, Inc.	13,145	951,041
Ross Stores, Inc.	28,261	2,281,228
Sally Beauty Holdings, Inc. (a)	21,387	626,853
Signet Jewelers Ltd.	10,672	1,280,747
Staples, Inc. (d)	85,402	1,082,897
Tiffany & Co., Inc.	14,967	1,438,628
Tractor Supply Co.	18,436	1,349,884
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,488	1,025,435
Urban Outfitters, Inc. (a)	14,198	431,051
Williams-Sonoma, Inc.	12,617	820,484
		32,014,682
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	7,065	$ 551,988
Coach, Inc.	36,465	1,253,667
Deckers Outdoor Corp. (a)	4,667	408,176
Fossil Group, Inc. (a)	6,387	649,302
Hanesbrands, Inc.	13,190	1,392,996
Kate Spade & Co. (a)(d)	16,798	455,730
Michael Kors Holdings Ltd. (a)	27,183	2,136,312
PVH Corp.	10,872	1,243,213
Ralph Lauren Corp.	7,814	1,288,060
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	22,934	1,504,012
VF Corp.	46,026	3,115,040
		13,998,496
TOTAL CONSUMER DISCRETIONARY		142,280,620
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	20,525	1,902,052
Coca-Cola Enterprises, Inc.	33,216	1,439,914
Constellation Brands, Inc. Class A (sub. vtg.) (a)	21,334	1,952,914
Dr. Pepper Snapple Group, Inc.	26,245	1,817,466
Molson Coors Brewing Co. Class B	18,031	1,341,146
Monster Beverage Corp. (a)	19,058	1,922,571
		10,376,063
Food & Staples Retailing - 0.9%
Kroger Co.	67,802	3,777,224
Rite Aid Corp. (a)	130,466	684,947
Safeway, Inc.	30,339	1,057,618
Sprouts Farmers Market LLC (a)(d)	12,719	370,250
Whole Foods Market, Inc.	48,991	1,926,816
		7,816,855
Food Products - 2.4%
Bunge Ltd.	19,682	1,744,809
Campbell Soup Co.	23,064	1,018,737
ConAgra Foods, Inc.	56,069	1,925,970
Flowers Foods, Inc.	22,954	436,126
Hormel Foods Corp.	17,760	957,442
Ingredion, Inc.	10,035	775,204
Keurig Green Mountain, Inc.	18,813	2,854,873
McCormick & Co., Inc. (non-vtg.)	17,330	1,225,578
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	26,976	$ 2,678,987
Pilgrims Pride Corp. (a)(d)	8,191	232,706
Pinnacle Foods, Inc.	7,113	240,419
The Hain Celestial Group, Inc. (a)	6,710	726,358
The Hershey Co.	19,897	1,908,321
The J.M. Smucker Co.	13,763	1,431,352
Tyson Foods, Inc. Class A	38,613	1,558,035
WhiteWave Foods Co. (a)	23,302	867,533
		20,582,450
Household Products - 0.5%
Church & Dwight Co., Inc.	17,987	1,302,439
Clorox Co.	17,203	1,711,699
Energizer Holdings, Inc.	8,143	998,739
Spectrum Brands Holdings, Inc.	2,771	251,025
		4,263,902
Personal Products - 0.2%
Avon Products, Inc.	58,522	608,629
Coty, Inc. Class A	8,540	141,764
Herbalife Ltd. (d)	10,080	528,797
Nu Skin Enterprises, Inc. Class A (d)	7,899	417,304
		1,696,494
Tobacco - 0.4%
Lorillard, Inc.	48,350	2,973,525
TOTAL CONSUMER STAPLES		47,709,289
ENERGY - 5.4%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc.	8,403	341,582
Cameron International Corp. (a)	27,117	1,614,817
Diamond Offshore Drilling, Inc. (d)	8,824	332,753
Dresser-Rand Group, Inc. (a)	10,082	823,699
Dril-Quip, Inc. (a)	5,482	493,106
FMC Technologies, Inc. (a)	31,206	1,748,784
Frank's International NV (d)	4,824	83,118
Helmerich & Payne, Inc.	12,815	1,112,598
Nabors Industries Ltd.	39,714	708,895
Oceaneering International, Inc.	14,339	1,007,602
Oil States International, Inc. (a)	6,457	385,741
Patterson-UTI Energy, Inc.	18,954	436,511
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies PLC	16,926	$ 410,794
RPC, Inc.	8,532	139,925
Seadrill Ltd.	47,157	1,084,611
Seventy Seven Energy, Inc. (a)	4,391	57,387
Superior Energy Services, Inc.	21,102	530,715
Tidewater, Inc. (d)	6,615	243,895
Unit Corp. (a)	6,475	313,520
		11,870,053
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (d)	7,257	380,557
Athlon Energy, Inc. (a)	6,885	401,396
Cabot Oil & Gas Corp.	55,212	1,717,093
Cheniere Energy, Inc. (a)	31,661	2,374,575
Chesapeake Energy Corp.	69,817	1,548,541
Cimarex Energy Co.	11,497	1,306,864
Cobalt International Energy, Inc. (a)	46,986	550,206
Concho Resources, Inc. (a)	15,026	1,638,285
CONSOL Energy, Inc.	30,337	1,116,402
Continental Resources, Inc. (a)(d)	11,465	646,282
CVR Energy, Inc. (d)	2,281	110,811
Denbury Resources, Inc. (d)	47,516	589,198
Energen Corp.	9,694	656,284
EP Energy Corp. (d)	3,869	56,487
EQT Corp.	20,126	1,892,649
Golar LNG Ltd. (d)	6,786	380,762
Gulfport Energy Corp. (a)	11,549	579,529
HollyFrontier Corp.	26,383	1,197,261
Kosmos Energy Ltd. (a)	13,541	126,338
Laredo Petroleum Holdings, Inc. (a)(d)	10,199	193,373
Memorial Resource Development Corp.	6,687	181,151
Murphy Oil Corp.	24,044	1,283,709
Newfield Exploration Co. (a)	18,140	591,545
Noble Energy, Inc.	48,014	2,767,047
Oasis Petroleum, Inc. (a)	13,806	413,628
ONEOK, Inc.	27,724	1,634,053
PBF Energy, Inc. Class A	9,039	235,647
Peabody Energy Corp.	36,486	380,549
QEP Resources, Inc.	23,979	601,154
Range Resources Corp.	21,918	1,499,191
Rice Energy, Inc. (d)	7,166	189,397
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc. (a)(d)	67,739	$ 264,182
SM Energy Co.	8,897	500,901
Southwestern Energy Co. (a)	46,738	1,519,452
Targa Resources Corp.	4,998	642,893
Teekay Corp.	5,925	346,376
Tesoro Corp.	17,324	1,237,107
Ultra Petroleum Corp. (a)(d)	20,412	465,394
Whiting Petroleum Corp. (a)	15,744	964,163
World Fuel Services Corp.	9,374	386,584
WPX Energy, Inc. (a)	27,316	522,282
		34,089,298
TOTAL ENERGY		45,959,351
FINANCIALS - 20.6%
Banks - 2.8%
Associated Banc-Corp.	21,646	406,945
Bank of Hawaii Corp.	5,950	348,373
BankUnited, Inc.	13,670	408,733
BOK Financial Corp.	3,641	249,627
CIT Group, Inc.	25,883	1,266,455
City National Corp.	6,413	504,767
Comerica, Inc.	24,318	1,160,941
Commerce Bancshares, Inc. (d)	11,065	500,802
Cullen/Frost Bankers, Inc.	6,914	558,720
East West Bancorp, Inc.	18,823	691,933
Fifth Third Bancorp	113,140	2,261,669
First Horizon National Corp.	32,061	412,304
First Niagara Financial Group, Inc.	47,988	359,430
First Republic Bank	18,280	931,000
Fulton Financial Corp.	24,177	287,223
Huntington Bancshares, Inc.	109,140	1,081,577
KeyCorp	117,970	1,557,204
M&T Bank Corp.	17,485	2,136,317
PacWest Bancorp	13,641	581,925
Popular, Inc. (a)	13,991	446,033
Regions Financial Corp.	183,104	1,818,223
Signature Bank (a)	6,662	806,968
SunTrust Banks, Inc.	70,870	2,773,852
SVB Financial Group (a)	6,671	747,085
Synovus Financial Corp.	18,430	467,385
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
TCF Financial Corp.	22,674	$ 350,313
Zions Bancorporation	27,078	784,450
		23,900,254
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	7,297	1,457,868
Ameriprise Financial, Inc.	25,263	3,187,433
Artisan Partners Asset Management, Inc.	3,788	183,642
E*TRADE Financial Corp. (a)	38,806	865,374
Eaton Vance Corp. (non-vtg.)	15,972	588,249
Federated Investors, Inc. Class B (non-vtg.)	12,762	399,068
Invesco Ltd.	57,721	2,335,969
Lazard Ltd. Class A	16,232	798,777
Legg Mason, Inc.	13,825	718,900
LPL Financial	11,758	486,664
Northern Trust Corp.	31,468	2,086,328
NorthStar Asset Management Group, Inc.	24,713	447,800
Raymond James Financial, Inc.	16,573	930,242
SEI Investments Co.	17,800	688,148
T. Rowe Price Group, Inc.	34,983	2,871,754
TD Ameritrade Holding Corp.	35,732	1,205,598
Waddell & Reed Financial, Inc. Class A	11,306	539,748
		19,791,562
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	35,990	816,973
Navient Corp.	55,727	1,102,280
Santander Consumer U.S.A. Holdings, Inc.	11,600	214,600
SLM Corp.	56,368	538,314
Synchrony Financial (a)	17,185	464,339
		3,136,506
Diversified Financial Services - 1.6%
CBOE Holdings, Inc.	11,261	663,723
Interactive Brokers Group, Inc.	6,775	174,931
IntercontinentalExchange Group, Inc.	15,311	3,189,128
Leucadia National Corp.	49,337	1,173,234
McGraw Hill Financial, Inc.	36,276	3,282,252
Moody's Corp.	25,269	2,507,443
MSCI, Inc. Class A	15,521	724,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ OMX Group, Inc.	15,655	$ 677,235
Voya Financial, Inc.	19,068	748,419
		13,140,575
Insurance - 4.4%
Alleghany Corp. (a)	2,179	968,086
Allied World Assurance Co.	13,134	499,092
American Financial Group, Inc.	9,757	583,761
American National Insurance Co.	897	102,330
Aon PLC	39,493	3,396,398
Arch Capital Group Ltd. (a)	17,889	1,007,508
Arthur J. Gallagher & Co.	20,810	992,637
Aspen Insurance Holdings Ltd.	8,780	383,071
Assurant, Inc.	9,707	662,212
Assured Guaranty Ltd.	22,363	516,138
Axis Capital Holdings Ltd.	14,341	690,376
Brown & Brown, Inc.	15,959	508,454
Cincinnati Financial Corp.	21,631	1,091,717
CNA Financial Corp.	3,623	141,587
Endurance Specialty Holdings Ltd.	6,022	348,975
Erie Indemnity Co. Class A	3,170	269,038
Everest Re Group Ltd.	6,071	1,036,016
FNF Group	36,929	1,101,961
FNFV Group (a)	11,572	155,528
Genworth Financial, Inc. Class A (a)	66,057	924,137
Hanover Insurance Group, Inc.	5,959	398,895
Hartford Financial Services Group, Inc.	59,842	2,368,546
HCC Insurance Holdings, Inc.	13,016	679,305
Lincoln National Corp.	34,930	1,912,767
Loews Corp.	43,480	1,895,728
Markel Corp. (a)	1,869	1,291,273
MBIA, Inc. (a)	18,606	181,595
Mercury General Corp.	3,723	197,766
Old Republic International Corp.	34,754	513,317
PartnerRe Ltd.	6,700	775,123
Principal Financial Group, Inc.	38,968	2,040,754
ProAssurance Corp.	8,028	375,550
Progressive Corp.	78,504	2,073,291
Protective Life Corp.	10,404	724,951
Reinsurance Group of America, Inc.	9,137	769,792
RenaissanceRe Holdings Ltd. (d)	5,359	553,745
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	5,844	$ 406,509
Torchmark Corp.	17,590	931,566
Unum Group	34,087	1,140,551
Validus Holdings Ltd.	11,871	472,228
W.R. Berkley Corp.	13,389	690,069
White Mountains Insurance Group Ltd.	820	512,434
XL Group PLC Class A	36,342	1,231,267
		37,516,044
Real Estate Investment Trusts - 8.3%
Alexandria Real Estate Equities, Inc.	9,419	781,777
American Campus Communities, Inc.	14,045	551,547
American Capital Agency Corp.	47,337	1,076,443
American Homes 4 Rent Class A	20,381	357,279
American Realty Capital Properties, Inc.	120,291	1,066,981
Annaly Capital Management, Inc.	126,687	1,445,499
Apartment Investment & Management Co. Class A	19,147	685,271
AvalonBay Communities, Inc.	17,315	2,698,370
BioMed Realty Trust, Inc.	25,537	554,664
Boston Properties, Inc.	20,299	2,572,898
Brandywine Realty Trust (SBI)	24,222	373,745
Brixmor Property Group, Inc.	6,359	154,905
Camden Property Trust (SBI)	11,471	879,482
CBL & Associates Properties, Inc.	21,553	412,309
CBS Outdoor Americas, Inc.	15,893	483,624
Chimera Investment Corp.	135,018	421,256
Columbia Property Trust, Inc.	16,962	427,951
Corporate Office Properties Trust (SBI)	11,275	308,259
Corrections Corp. of America	15,375	565,493
Crown Castle International Corp.	44,400	3,468,528
DDR Corp.	39,322	713,301
Digital Realty Trust, Inc. (d)	17,927	1,236,784
Douglas Emmett, Inc.	19,435	546,707
Duke Realty LP	43,340	821,726
Equity Commonwealth	17,351	463,445
Equity Lifestyle Properties, Inc.	10,949	537,596
Essex Property Trust, Inc.	8,316	1,677,836
Extra Space Storage, Inc.	15,432	897,525
Federal Realty Investment Trust (SBI)	8,998	1,185,936
Gaming & Leisure Properties (d)	11,007	343,969
General Growth Properties, Inc.	75,519	1,956,697
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	60,774	$ 2,672,233
Health Care REIT, Inc.	43,444	3,089,303
Healthcare Trust of America, Inc.	32,120	412,421
Home Properties, Inc.	7,639	491,264
Hospitality Properties Trust (SBI)	19,955	590,868
Host Hotels & Resorts, Inc.	100,731	2,348,040
Iron Mountain, Inc.	22,982	828,961
Kilroy Realty Corp.	10,808	732,134
Kimco Realty Corp.	54,906	1,369,905
Liberty Property Trust (SBI)	19,813	688,898
MFA Financial, Inc.	49,852	417,760
Mid-America Apartment Communities, Inc.	9,995	706,247
National Retail Properties, Inc.	16,087	613,236
NorthStar Realty Finance Corp.	28,973	538,318
Omega Healthcare Investors, Inc.	16,541	631,205
Piedmont Office Realty Trust, Inc. Class A (d)	20,059	390,148
Plum Creek Timber Co., Inc.	23,438	961,192
Post Properties, Inc.	7,247	405,397
Prologis, Inc.	66,359	2,763,852
Rayonier, Inc.	16,697	558,849
Realty Income Corp.	29,626	1,363,685
Regency Centers Corp.	12,302	746,731
Retail Properties America, Inc.	31,267	490,579
Senior Housing Properties Trust (SBI)	27,064	611,376
SL Green Realty Corp.	12,724	1,472,167
Spirit Realty Capital, Inc.	53,627	638,161
Starwood Property Trust, Inc. (d)	29,590	667,550
Tanger Factory Outlet Centers, Inc.	12,341	441,438
Taubman Centers, Inc.	8,527	648,478
The Macerich Co.	18,589	1,310,525
Two Harbors Investment Corp.	48,744	493,777
UDR, Inc.	33,268	1,005,692
Ventas, Inc.	39,280	2,691,073
Vornado Realty Trust	25,070	2,744,664
Washington Prime Group, Inc. (d)	20,174	355,668
Weingarten Realty Investors (SBI)	16,307	591,129
Weyerhaeuser Co.	69,839	2,364,749
WP Carey, Inc.	13,235	896,274
		70,411,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	37,481	$ 1,199,392
Forest City Enterprises, Inc. Class A (a)	22,586	471,822
Howard Hughes Corp. (a)	5,248	773,450
Jones Lang LaSalle, Inc.	5,870	793,683
Realogy Holdings Corp. (a)	19,540	801,335
		4,039,682
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	70,472	680,055
Nationstar Mortgage Holdings, Inc. (a)	2,952	103,674
New York Community Bancorp, Inc.	58,569	934,176
Ocwen Financial Corp. (a)	14,130	332,903
People's United Financial, Inc.	41,201	602,359
TFS Financial Corp.	10,029	149,833
		2,803,000
TOTAL FINANCIALS		174,739,373
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Alkermes PLC (a)	19,166	968,841
Alnylam Pharmaceuticals, Inc. (a)	8,838	819,636
BioMarin Pharmaceutical, Inc. (a)	19,364	1,597,530
Cubist Pharmaceuticals, Inc. (a)	10,305	744,948
Incyte Corp. (a)	19,135	1,283,193
Intercept Pharmaceuticals, Inc. (a)	1,675	432,803
Medivation, Inc. (a)	10,229	1,081,205
Myriad Genetics, Inc. (a)(d)	9,740	384,633
Pharmacyclics, Inc. (a)(d)	8,057	1,052,808
Seattle Genetics, Inc. (a)(d)	13,411	491,781
United Therapeutics Corp. (a)	6,337	829,957
Vertex Pharmaceuticals, Inc. (a)	31,436	3,540,951
		13,228,286
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	10,739	429,238
Align Technology, Inc. (a)	10,799	568,243
Boston Scientific Corp. (a)	176,028	2,337,652
C.R. Bard, Inc.	10,156	1,665,279
CareFusion Corp. (a)	27,408	1,572,397
DENTSPLY International, Inc.	18,900	959,553
Edwards Lifesciences Corp. (a)	13,962	1,688,285
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	7,813	$ 347,522
Hologic, Inc. (a)(d)	32,065	839,782
IDEXX Laboratories, Inc. (a)	6,457	914,763
Intuitive Surgical, Inc. (a)	4,785	2,372,403
ResMed, Inc. (d)	18,534	967,845
Sirona Dental Systems, Inc. (a)	7,577	595,173
St. Jude Medical, Inc.	37,811	2,426,332
Teleflex, Inc.	5,479	625,263
The Cooper Companies, Inc.	6,322	1,036,176
Varian Medical Systems, Inc. (a)(d)	13,773	1,158,585
Zimmer Holdings, Inc.	22,314	2,482,209
		22,986,700
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	30,019	2,563,923
Brookdale Senior Living, Inc. (a)	22,841	769,970
Cardinal Health, Inc.	45,299	3,555,066
Catamaran Corp. (a)	27,328	1,302,084
Centene Corp. (a)	7,596	703,921
Cigna Corp.	35,824	3,566,996
Community Health Systems, Inc. (a)	15,460	849,836
DaVita HealthCare Partners, Inc. (a)	23,722	1,851,977
Envision Healthcare Holdings, Inc. (a)	10,565	369,247
HCA Holdings, Inc. (a)	43,401	3,040,240
Health Net, Inc. (a)	10,651	506,029
Henry Schein, Inc. (a)	11,279	1,353,818
Humana, Inc.	20,593	2,859,338
Laboratory Corp. of America Holdings (a)(d)	11,257	1,230,278
LifePoint Hospitals, Inc. (a)	5,993	419,510
MEDNAX, Inc. (a)	13,649	852,107
Omnicare, Inc.	13,244	881,918
Patterson Companies, Inc.	11,519	496,584
Premier, Inc. (a)	4,432	147,940
Quest Diagnostics, Inc.	19,160	1,215,894
Tenet Healthcare Corp. (a)	12,850	720,243
Universal Health Services, Inc. Class B	11,845	1,228,445
VCA, Inc. (a)	11,761	535,949
		31,021,313
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	24,192	331,914
athenahealth, Inc. (a)	5,070	621,075
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Cerner Corp. (a)	39,654	$ 2,511,684
IMS Health Holdings, Inc.	9,621	233,309
Veeva Systems, Inc. Class A	4,959	147,679
		3,845,661
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	44,348	2,451,557
Bio-Rad Laboratories, Inc. Class A (a)	2,845	320,973
Bruker BioSciences Corp. (a)	14,636	303,404
Charles River Laboratories International, Inc. (a)	6,289	397,213
Covance, Inc. (a)	7,740	618,426
Illumina, Inc. (a)	18,552	3,572,744
Mettler-Toledo International, Inc. (a)	3,854	996,143
PerkinElmer, Inc.	15,183	659,246
QIAGEN NV (a)(d)	31,017	727,659
Quintiles Transnational Holdings, Inc. (a)	7,619	446,016
Techne Corp.	4,941	449,878
Waters Corp. (a)	11,231	1,244,395
		12,187,654
Pharmaceuticals - 1.7%
Endo Health Solutions, Inc. (a)	20,120	1,346,430
Hospira, Inc. (a)	22,251	1,194,879
Jazz Pharmaceuticals PLC (a)	7,888	1,331,810
Mallinckrodt PLC (a)	15,122	1,393,946
Mylan, Inc. (a)	49,745	2,663,845
Perrigo Co. PLC	17,808	2,875,102
Salix Pharmaceuticals Ltd. (a)(d)	8,496	1,222,150
Zoetis, Inc. Class A	66,588	2,474,410
		14,502,572
TOTAL HEALTH CARE		97,772,186
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	4,202	491,466
BE Aerospace, Inc. (a)	14,034	1,044,831
Exelis, Inc.	25,681	458,406
Hexcel Corp. (a)	13,129	549,974
Huntington Ingalls Industries, Inc.	6,582	696,507
L-3 Communications Holdings, Inc.	11,445	1,390,110
Rockwell Collins, Inc.	17,978	1,512,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Spirit AeroSystems Holdings, Inc. Class A (a)	16,228	$ 638,410
Textron, Inc.	36,937	1,533,994
TransDigm Group, Inc.	7,051	1,318,749
Triumph Group, Inc.	7,013	488,315
Vectrus, Inc. (a)	1,361	33,263
		10,156,874
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	19,730	1,365,513
Expeditors International of Washington, Inc.	26,217	1,118,417
		2,483,930
Airlines - 1.0%
Alaska Air Group, Inc.	18,302	974,215
Copa Holdings SA Class A (d)	4,430	517,956
Southwest Airlines Co.	92,290	3,182,159
Spirit Airlines, Inc. (a)	9,646	705,219
United Continental Holdings, Inc. (a)	49,706	2,624,974
		8,004,523
Building Products - 0.6%
A.O. Smith Corp.	9,917	529,072
Allegion PLC	12,886	684,118
Armstrong World Industries, Inc. (a)	5,941	287,663
Fortune Brands Home & Security, Inc.	22,026	952,625
Lennox International, Inc.	6,491	577,180
Masco Corp.	47,124	1,040,027
Owens Corning	15,753	505,041
USG Corp. (a)(d)	12,605	338,570
		4,914,296
Commercial Services & Supplies - 1.3%
ADT Corp. (d)	23,187	831,022
Cintas Corp.	13,304	974,385
Clean Harbors, Inc. (a)(d)	8,169	405,427
Copart, Inc. (a)	14,702	491,635
Covanta Holding Corp.	14,237	314,211
KAR Auction Services, Inc.	18,320	556,195
Pitney Bowes, Inc.	26,711	660,830
R.R. Donnelley & Sons Co. (d)	26,861	468,724
Republic Services, Inc.	35,559	1,365,466
Rollins, Inc.	8,338	265,732
Stericycle, Inc. (a)	11,345	1,429,470
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tyco International Ltd.	61,396	$ 2,635,730
Waste Connections, Inc.	16,295	813,121
		11,211,948
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	19,760	643,188
Chicago Bridge & Iron Co. NV	13,094	715,456
Fluor Corp.	21,066	1,397,518
Foster Wheeler AG	13,439	417,012
Jacobs Engineering Group, Inc. (a)	17,697	839,723
KBR, Inc.	20,132	384,119
Quanta Services, Inc. (a)	28,500	971,280
		5,368,296
Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,766	803,953
AMETEK, Inc.	32,518	1,695,814
Babcock & Wilcox Co.	14,959	427,827
Hubbell, Inc. Class B	7,896	895,485
Regal-Beloit Corp.	6,109	433,556
Rockwell Automation, Inc.	18,473	2,075,442
SolarCity Corp. (a)(d)	5,538	327,739
		6,659,816
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	8,500	755,480
Roper Industries, Inc.	13,314	2,107,606
		2,863,086
Machinery - 3.8%
AGCO Corp.	12,374	548,292
Allison Transmission Holdings, Inc.	18,132	588,927
Colfax Corp. (a)	12,799	696,010
Crane Co.	6,446	401,908
Donaldson Co., Inc.	18,943	787,650
Dover Corp.	22,246	1,767,222
Flowserve Corp.	18,280	1,242,857
Graco, Inc. (d)	8,073	633,731
IDEX Corp.	10,633	796,518
Ingersoll-Rand PLC	36,068	2,258,578
ITT Corp.	12,010	541,171
Joy Global, Inc. (d)	13,298	699,874
Kennametal, Inc.	10,628	410,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	10,699	$ 775,464
Manitowoc Co., Inc.	18,339	382,185
Middleby Corp. (a)	7,535	666,848
Navistar International Corp. (a)(d)	7,460	263,860
Nordson Corp.	8,636	661,086
Oshkosh Truck Corp.	11,311	506,280
PACCAR, Inc.	47,236	3,085,456
Pall Corp.	14,688	1,342,777
Parker Hannifin Corp.	19,845	2,520,910
Pentair PLC	25,610	1,717,151
Snap-On, Inc.	7,688	1,015,892
SPX Corp.	5,813	551,014
Stanley Black & Decker, Inc.	20,818	1,949,398
Terex Corp.	14,772	424,990
Timken Co.	11,041	474,653
Toro Co.	7,379	455,506
Trinity Industries, Inc.	20,637	736,947
Valmont Industries, Inc. (d)	3,585	488,169
WABCO Holdings, Inc. (a)	7,490	729,376
Wabtec Corp.	12,774	1,102,396
Xylem, Inc.	24,429	888,238
		32,111,681
Marine - 0.1%
Kirby Corp. (a)	7,572	837,312
Professional Services - 1.0%
Dun & Bradstreet Corp.	4,934	605,945
Equifax, Inc.	16,150	1,223,201
IHS, Inc. Class A (a)	9,052	1,186,084
Manpower, Inc.	10,617	708,685
Nielsen Holdings B.V.	37,333	1,586,279
Robert Half International, Inc.	18,363	1,005,925
Towers Watson & Co.	8,629	951,692
Verisk Analytics, Inc. (a)	22,013	1,372,511
		8,640,322
Road & Rail - 0.9%
AMERCO	964	261,360
Avis Budget Group, Inc. (a)	13,846	771,915
Con-way, Inc.	7,618	330,393
Genesee & Wyoming, Inc. Class A (a)	7,034	676,671
Hertz Global Holdings, Inc. (a)	59,114	1,295,779
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	12,230	$ 975,587
Kansas City Southern	14,743	1,810,293
Landstar System, Inc.	5,946	440,063
Old Dominion Freight Lines, Inc. (a)	8,331	607,080
Ryder System, Inc.	7,091	627,341
		7,796,482
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	13,641	499,124
Fastenal Co.	39,276	1,729,715
GATX Corp.	6,224	394,602
HD Supply Holdings, Inc. (a)	13,767	397,040
MRC Global, Inc. (a)	13,483	283,547
MSC Industrial Direct Co., Inc. Class A	6,350	514,160
Now, Inc. (d)	14,415	433,315
United Rentals, Inc. (a)(d)	12,989	1,429,569
Veritiv Corp. (a)(d)	909	41,003
W.W. Grainger, Inc.	7,773	1,918,376
WESCO International, Inc. (a)(d)	5,838	481,110
		8,121,561
TOTAL INDUSTRIALS		109,170,127
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (d)	814	66,138
Arris Group, Inc. (a)	16,832	505,297
Brocade Communications Systems, Inc.	57,349	615,355
CommScope Holding Co., Inc.	8,239	177,468
EchoStar Holding Corp. Class A (a)	5,541	258,931
F5 Networks, Inc. (a)(d)	10,039	1,234,596
Harris Corp.	14,150	984,840
JDS Uniphase Corp. (a)	30,818	414,810
Juniper Networks, Inc.	62,919	1,325,703
Motorola Solutions, Inc.	29,967	1,932,872
Palo Alto Networks, Inc. (a)	7,263	767,699
Riverbed Technology, Inc. (a)	20,856	396,055
		8,679,764
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	41,918	2,120,212
Arrow Electronics, Inc. (a)	13,094	744,525
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc.	18,199	$ 787,107
AVX Corp.	6,726	97,123
CDW Corp.	11,608	357,991
Dolby Laboratories, Inc. Class A	6,109	256,089
FLIR Systems, Inc.	18,613	624,094
Ingram Micro, Inc. Class A (a)	20,546	551,455
IPG Photonics Corp. (a)(d)	4,544	333,575
Jabil Circuit, Inc.	26,967	564,959
Knowles Corp. (a)(d)	11,716	227,993
National Instruments Corp.	13,599	430,816
Tech Data Corp. (a)	5,193	310,126
Trimble Navigation Ltd. (a)(d)	34,782	934,245
Vishay Intertechnology, Inc. (d)	18,427	248,949
Zebra Technologies Corp. Class A (a)	6,759	498,476
		9,087,735
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	23,600	1,423,080
AOL, Inc. (a)	10,731	467,120
CoStar Group, Inc. (a)	4,323	696,392
Equinix, Inc.	7,028	1,468,149
IAC/InterActiveCorp	9,986	675,952
LinkedIn Corp. (a)	13,878	3,177,507
Pandora Media, Inc. (a)	27,097	522,430
Rackspace Hosting, Inc. (a)	15,448	592,585
Twitter, Inc.	63,970	2,652,836
VeriSign, Inc. (a)(d)	14,800	884,448
Yelp, Inc. (a)(d)	6,711	402,660
Zillow, Inc. (a)(d)	4,136	449,707
		13,412,866
IT Services - 2.8%
Alliance Data Systems Corp. (a)	7,224	2,046,920
Amdocs Ltd.	21,239	1,009,702
Booz Allen Hamilton Holding Corp. Class A	9,725	256,254
Broadridge Financial Solutions, Inc.	16,120	708,152
Computer Sciences Corp.	19,122	1,154,969
CoreLogic, Inc. (a)	12,351	387,451
DST Systems, Inc.	4,060	391,181
Fidelity National Information Services, Inc.	38,354	2,239,490
Fiserv, Inc. (a)	33,008	2,293,396
FleetCor Technologies, Inc. (a)	11,080	1,668,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	12,050	$ 972,556
Genpact Ltd. (a)	20,957	367,795
Global Payments, Inc.	8,946	720,153
Jack Henry & Associates, Inc.	11,168	668,070
Leidos Holdings, Inc.	8,725	319,073
Paychex, Inc.	43,304	2,032,690
Sabre Corp. (d)	6,485	111,542
Teradata Corp. (a)(d)	20,883	883,769
The Western Union Co.	71,370	1,210,435
Total System Services, Inc.	22,417	757,470
Vantiv, Inc. (a)	16,557	511,942
VeriFone Systems, Inc. (a)	14,856	553,535
Xerox Corp.	155,523	2,065,345
		23,330,095
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(d)	82,065	229,782
Altera Corp.	41,623	1,430,583
Analog Devices, Inc.	41,940	2,081,063
Applied Materials, Inc.	161,906	3,576,504
Atmel Corp. (a)	55,000	408,100
Avago Technologies Ltd.	33,231	2,866,174
Broadcom Corp. Class A	71,408	2,990,567
Cree, Inc. (a)(d)	16,120	507,458
First Solar, Inc. (a)(d)	9,740	573,686
Freescale Semiconductor, Inc. (a)(d)	13,557	269,649
KLA-Tencor Corp.	22,206	1,757,605
Lam Research Corp.	21,638	1,684,735
Linear Technology Corp.	31,738	1,359,656
Marvell Technology Group Ltd.	53,474	718,691
Maxim Integrated Products, Inc.	37,400	1,097,316
Microchip Technology, Inc. (d)	26,508	1,142,760
NVIDIA Corp. (d)	74,719	1,460,009
ON Semiconductor Corp. (a)	59,895	496,530
Skyworks Solutions, Inc.	25,152	1,464,852
SunEdison, Inc. (a)(d)	35,736	697,209
SunPower Corp. (a)(d)	5,973	190,180
Teradyne, Inc.	27,371	503,626
Xilinx, Inc.	35,915	1,597,499
		29,104,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.2%
Activision Blizzard, Inc.	65,776	$ 1,312,231
ANSYS, Inc. (a)	12,414	975,244
Autodesk, Inc. (a)	30,097	1,731,781
CA Technologies, Inc.	42,405	1,232,289
Cadence Design Systems, Inc. (a)	38,741	695,401
Citrix Systems, Inc. (a)	21,660	1,391,222
Concur Technologies, Inc. (a)	6,349	814,704
Electronic Arts, Inc. (a)	41,976	1,719,757
FactSet Research Systems, Inc. (d)	5,671	745,396
FireEye, Inc. (a)(d)	11,224	381,504
Fortinet, Inc. (a)	18,415	479,711
Informatica Corp. (a)	14,817	528,374
Intuit, Inc.	37,752	3,322,554
NetSuite, Inc. (a)(d)	5,585	606,866
Nuance Communications, Inc. (a)(d)	34,608	534,001
Parametric Technology Corp. (a)	15,912	607,043
Red Hat, Inc. (a)	25,411	1,497,216
Rovi Corp. (a)	12,450	259,956
ServiceNow, Inc. (a)	19,221	1,305,683
SolarWinds, Inc. (a)	8,593	408,597
Solera Holdings, Inc.	9,120	473,784
Splunk, Inc. (a)	15,621	1,032,236
Symantec Corp.	92,037	2,284,358
Synopsys, Inc. (a)	20,753	850,458
Tableau Software, Inc. (a)	5,082	419,722
TIBCO Software, Inc. (a)	21,977	513,602
Workday, Inc. Class A (a)(d)	12,404	1,184,334
Zynga, Inc. (a)	92,781	236,592
		27,544,616
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corp. (a)(d)	14,765	558,117
Diebold, Inc.	8,610	305,052
Lexmark International, Inc. Class A (d)	8,013	345,841
NCR Corp. (a)	22,084	611,064
NetApp, Inc.	44,317	1,896,768
SanDisk Corp.	30,114	2,834,932
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Stratasys Ltd. (a)(d)	6,659	$ 801,477
Western Digital Corp.	29,629	2,914,605
		10,267,856
TOTAL INFORMATION TECHNOLOGY		121,427,166
MATERIALS - 5.7%
Chemicals - 2.7%
Airgas, Inc.	9,961	1,111,050
Albemarle Corp. (d)	10,717	625,658
Ashland, Inc.	10,426	1,126,738
Cabot Corp.	8,469	393,216
Celanese Corp. Class A	20,615	1,210,719
CF Industries Holdings, Inc.	6,943	1,805,180
Cytec Industries, Inc.	9,377	437,250
Eastman Chemical Co.	19,929	1,609,865
FMC Corp.	17,630	1,011,081
Huntsman Corp.	26,796	653,822
International Flavors & Fragrances, Inc.	10,871	1,077,860
NewMarket Corp.	1,208	468,716
Platform Specialty Products Corp. (a)	11,606	301,756
Rayonier Advanced Materials, Inc. (d)	5,263	150,153
Rockwood Holdings, Inc.	9,548	734,337
RPM International, Inc.	17,874	809,692
Sherwin-Williams Co.	11,507	2,641,547
Sigma Aldrich Corp.	15,798	2,147,106
The Mosaic Co.	44,670	1,979,328
The Scotts Miracle-Gro Co. Class A	6,072	359,705
Valspar Corp.	11,293	927,833
W.R. Grace & Co. (a)	10,113	956,690
Westlake Chemical Corp.	5,466	385,626
		22,924,928
Construction Materials - 0.3%
Eagle Materials, Inc.	6,675	583,595
Martin Marietta Materials, Inc.	8,324	973,242
Vulcan Materials Co.	17,303	1,067,768
		2,624,605
Containers & Packaging - 1.1%
Aptargroup, Inc.	8,769	545,783
Avery Dennison Corp.	12,783	598,884
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Ball Corp.	18,619	$ 1,199,622
Bemis Co., Inc.	13,540	520,884
Crown Holdings, Inc. (a)	18,444	884,021
Greif, Inc. Class A	4,119	181,483
MeadWestvaco Corp.	22,230	981,899
Owens-Illinois, Inc. (a)	22,109	569,749
Packaging Corp. of America	12,987	936,103
Rock-Tenn Co. Class A	19,019	972,822
Sealed Air Corp.	28,645	1,038,381
Silgan Holdings, Inc.	5,754	282,867
Sonoco Products Co.	13,663	558,407
		9,270,905
Metals & Mining - 1.2%
Alcoa, Inc.	156,232	2,618,448
Allegheny Technologies, Inc.	14,423	473,796
Carpenter Technology Corp.	7,294	365,065
Cliffs Natural Resources, Inc. (d)	19,530	219,322
Compass Minerals International, Inc.	4,360	373,565
Newmont Mining Corp.	66,102	1,240,074
Nucor Corp.	42,188	2,280,683
Reliance Steel & Aluminum Co.	10,603	715,490
Royal Gold, Inc.	8,446	482,689
Steel Dynamics, Inc.	31,795	731,603
Tahoe Resources, Inc. (a)	10,836	187,771
TimkenSteel Corp.	5,253	213,167
United States Steel Corp. (d)	19,379	775,935
		10,677,608
Paper & Forest Products - 0.4%
Domtar Corp.	8,459	347,411
International Paper Co.	57,669	2,919,205
		3,266,616
TOTAL MATERIALS		48,764,662
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	133,559	873,476
Level 3 Communications, Inc. (a)	23,799	1,116,411
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom, Inc. (a)	18,352	$ 785,099
Windstream Holdings, Inc.	80,270	841,230
		3,616,216
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	17,167	1,928,369
Telephone & Data Systems, Inc.	11,076	283,989
U.S. Cellular Corp. (a)(d)	2,006	73,059
		2,285,417
TOTAL TELECOMMUNICATION SERVICES		5,901,633
UTILITIES - 6.1%
Electric Utilities - 2.3%
Edison International	43,367	2,713,907
Entergy Corp.	23,913	2,009,170
FirstEnergy Corp.	55,931	2,088,464
Great Plains Energy, Inc.	20,106	541,455
Hawaiian Electric Industries, Inc. (d)	13,688	385,454
ITC Holdings Corp.	20,914	828,404
Northeast Utilities	42,135	2,079,362
OGE Energy Corp.	26,337	982,107
Pepco Holdings, Inc.	33,221	908,262
Pinnacle West Capital Corp.	14,590	896,847
PPL Corp.	88,619	3,100,779
Westar Energy, Inc. (d)	16,938	640,426
Xcel Energy, Inc. (d)	66,829	2,236,767
		19,411,404
Gas Utilities - 0.4%
AGL Resources, Inc.	15,985	861,751
Atmos Energy Corp.	13,186	698,858
National Fuel Gas Co.	11,234	777,730
Questar Corp.	23,393	564,005
UGI Corp.	22,994	866,644
		3,768,988
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	56,738	1,294,761
NRG Energy, Inc.	44,742	1,341,365
The AES Corp.	96,160	1,352,971
		3,989,097
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.7%
Alliant Energy Corp.	14,869	$ 920,540
Ameren Corp.	32,065	1,357,632
CenterPoint Energy, Inc.	56,826	1,395,078
CMS Energy Corp.	35,949	1,174,454
Consolidated Edison, Inc.	38,881	2,463,500
DTE Energy Co.	23,516	1,932,075
Integrys Energy Group, Inc.	10,659	774,696
MDU Resources Group, Inc.	25,440	716,899
NiSource, Inc.	41,991	1,766,141
Public Service Enterprise Group, Inc.	67,555	2,790,697
SCANA Corp.	18,824	1,033,249
Sempra Energy	32,625	3,588,750
TECO Energy, Inc.	30,928	606,498
Vectren Corp.	11,278	506,946
Wisconsin Energy Corp.	29,891	1,484,387
		22,511,542
Water Utilities - 0.2%
American Water Works Co., Inc.	23,767	1,268,445
Aqua America, Inc.	23,571	617,560
		1,886,005
TOTAL UTILITIES		51,567,036
TOTAL COMMON STOCKS (Cost $716,948,531)		845,291,443
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $399,962)	$ 400,000	399,983
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,436,535	$ 6,436,535
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	57,648,906	57,648,906
TOTAL MONEY MARKET FUNDS (Cost $64,085,441)		64,085,441
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $781,433,934)		909,776,867
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(59,857,489)
NET ASSETS - 100%		$ 849,919,378
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	$ 4,529,280	$ 292,326

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $392,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,370
Fidelity Securities Lending Cash Central Fund	162,515
Total	$ 166,885
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,280,620	$ 142,280,620	$ -	$ -
Consumer Staples	47,709,289	47,709,289	-	-
Energy	45,959,351	45,959,351	-	-
Financials	174,739,373	174,739,373	-	-
Health Care	97,772,186	97,772,186	-	-
Industrials	109,170,127	109,170,127	-	-
Information Technology	121,427,166	121,427,166	-	-
Materials	48,764,662	48,764,662	-	-
Telecommunication Services	5,901,633	5,901,633	-	-
Utilities	51,567,036	51,567,036	-	-
U.S. Government and Government Agency Obligations	399,983	-	399,983	-
Money Market Funds	64,085,441	64,085,441	-	-
Total Investments in Securities:	$ 909,776,867	$ 909,376,884	$ 399,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 292,326	$ 292,326	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 292,326	$ -
Total Value of Derivatives	$ 292,326	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $57,137,398) - See accompanying schedule: Unaffiliated issuers (cost $717,348,493)	$ 845,691,426
Fidelity Central Funds (cost $64,085,441)	64,085,441
Total Investments (cost $781,433,934)		$ 909,776,867
Receivable for investments sold		731,059
Receivable for fund shares sold		2,986,550
Dividends receivable		488,660
Distributions receivable from Fidelity Central Funds		38,604
Receivable for daily variation margin for derivative instruments		88,464
Receivable from investment adviser for expense reductions		74,431
Other receivables		65
Total assets		914,184,700

Liabilities
Payable to custodian bank	$ 186
Payable for investments purchased	5,767,748
Payable for fund shares redeemed	721,130
Accrued management fee	79,102
Other affiliated payables	48,250
Collateral on securities loaned, at value	57,648,906
Total liabilities		64,265,322

Net Assets		$ 849,919,378
Net Assets consist of:
Paid in capital		$ 705,898,373
Undistributed net investment income		5,306,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,079,686
Net unrealized appreciation (depreciation) on investments		128,635,259
Net Assets		$ 849,919,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($24,035,828 ÷ 1,388,899 shares)	$ 17.31

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($686,961,752 ÷ 39,638,540 shares)	$ 17.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($119,070,788 ÷ 6,868,914 shares)	$ 17.33

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($19,851,010 ÷ 1,145,171 shares)	$ 17.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index
Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,394,870
Interest		155
Income from Fidelity Central Funds (including $162,515 from security lending)		166,885
Total income		5,561,910

Expenses
Management fee	$ 437,248
Transfer agent fees	271,510
Independent trustees' compensation	1,568
Miscellaneous	482
Total expenses before reductions	710,808
Expense reductions	(415,908)	294,900
Net investment income (loss)		5,267,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,757,389
Foreign currency transactions	22
Futures contracts	(130,474)
Total net realized gain (loss)		10,626,937
Change in net unrealized appreciation (depreciation) on: Investment securities	31,861,610
Futures contracts	247,412
Total change in net unrealized appreciation (depreciation)		32,109,022
Net gain (loss)		42,735,959
Net increase (decrease) in net assets resulting from operations		$ 48,002,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,267,010	$ 6,577,922
Net realized gain (loss)	10,626,937	3,526,115
Change in net unrealized appreciation (depreciation)	32,109,022	68,898,450
Net increase (decrease) in net assets resulting from operations	48,002,969	79,002,487
Distributions to shareholders from net investment income	(2,363,383)	(4,447,495)
Distributions to shareholders from net realized gain	(1,040,816)	(3,210,300)
Total distributions	(3,404,199)	(7,657,795)
Share transactions - net increase (decrease)	177,908,365	308,161,972
Redemption fees	8,829	40,938
Total increase (decrease) in net assets	222,515,964	379,547,602

Net Assets
Beginning of period	627,403,414	247,855,812
End of period (including undistributed net investment income of $5,306,060 and undistributed net investment income of $2,402,433, respectively)	$ 849,919,378	$ 627,403,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.20	.18	.09
Net realized and unrealized gain (loss)	1.02	2.65	1.99	1.64
Total from investment operations	1.13	2.85	2.17	1.73
Distributions from net investment income	(.05)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.08)	(.25) J	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.31	$ 16.26	$ 13.66	$ 11.68
Total ReturnB, C	6.93%	20.99%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33% A	.33%	.33%	.33% A
Expenses net of fee waivers, if any	.22% A	.22%	.25%	.26% A
Expenses net of all reductions	.22% A	.22%	.25%	.26% A
Net investment income (loss)	1.30% A	1.35%	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,036	$ 15,099	$ 5,140	$ 7,794
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.28	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.21	.10
Net realized and unrealized gain (loss)	1.02	2.64	1.98	1.64
Total from investment operations	1.14	2.87	2.19	1.74
Distributions from net investment income	(.06)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.09)	(.27)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.28	$ 13.68	$ 11.69
Total Return B, C	6.99%	21.14%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.08% A	.08%	.09%	.12% A
Expenses net of all reductions	.08% A	.08%	.09%	.12% A
Net investment income (loss)	1.44% A	1.49%	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,962	$ 519,385	$ 198,767	$ 18,896
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.21	.10
Net realized and unrealized gain (loss)	1.01	2.65	1.98	1.65
Total from investment operations	1.13	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.09)	(.27)	(.21) J	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	6.93%	21.24%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14% A	.14%	.14%	.14% A
Expenses net of fee waivers, if any	.06% A	.06%	.07%	.08% A
Expenses net of all reductions	.06% A	.06%	.07%	.08% A
Net investment income (loss)	1.46% A	1.51%	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,071	$ 88,657	$ 42,952	$ 19,312
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.22	.10
Net realized and unrealized gain (loss)	1.01	2.65	1.97	1.65
Total from investment operations	1.13	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.03)	(.11)	(.04)	-
Total distributions	(.09)	(.27)	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.33	$ 16.29	$ 13.68	$ 11.70
Total Return B, C	6.94%	21.26%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12% A	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.04% A	.04%	.05%	.06% A
Expenses net of all reductions	.04% A	.04%	.05%	.06% A
Net investment income (loss)	1.48% A	1.53%	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,851	$ 4,263	$ 996	$ 109
Portfolio turnover rate F	15% A	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Puma Biotechnology, Inc.	0.4	0.1
Isis Pharmaceuticals, Inc.	0.3	0.2
WEX, Inc.	0.3	0.2
Team Health Holdings, Inc.	0.3	0.2
Brunswick Corp.	0.3	0.2
Ultimate Software Group, Inc.	0.3	0.2
RLJ Lodging Trust	0.2	0.2
Prosperity Bancshares, Inc.	0.2	0.2
LaSalle Hotel Properties (SBI)	0.2	0.2
Graphic Packaging Holding Co.	0.2	0.1
	2.7
Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	23.4
Information Technology	17.6	17.1
Industrials	13.9	14.5
Health Care	13.9	12.8
Consumer Discretionary	13.0	12.8
Materials	4.8	4.9
Energy	4.6	6.0
Utilities	3.5	3.3
Consumer Staples	3.1	3.8
Telecommunication Services	0.8	0.7

Semiannual Report

Spartan Small Cap Index

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	42,956	$ 830,339
Cooper Tire & Rubber Co.	40,239	1,296,098
Cooper-Standard Holding, Inc. (a)	8,685	474,027
Dana Holding Corp.	107,609	2,201,680
Dorman Products, Inc. (a)(d)	17,018	788,954
Drew Industries, Inc.	15,023	722,005
Federal-Mogul Corp. Class A (a)	18,004	281,042
Fox Factory Holding Corp. (a)	6,654	112,719
Fuel Systems Solutions, Inc. (a)(d)	8,434	77,846
Gentherm, Inc. (a)	22,275	928,868
Modine Manufacturing Co. (a)	29,952	384,284
Motorcar Parts of America, Inc. (a)	11,118	322,867
Remy International, Inc.	9,073	167,669
Shiloh Industries, Inc. (a)	4,943	84,229
Spartan Motors, Inc.	20,525	116,787
Standard Motor Products, Inc.	12,524	494,948
Stoneridge, Inc. (a)	17,695	229,858
Strattec Security Corp.	2,167	224,761
Superior Industries International, Inc.	14,790	288,553
Tenneco, Inc. (a)	38,950	2,039,422
Tower International, Inc. (a)	12,855	312,377
		12,379,333
Automobiles - 0.0%
Winnebago Industries, Inc.	17,164	364,048
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,745	855,652
Pool Corp.	28,549	1,704,375
VOXX International Corp. (a)	11,595	98,905
Weyco Group, Inc.	3,931	122,451
		2,781,383
Diversified Consumer Services - 1.0%
2U, Inc. (d)	6,110	111,202
American Public Education, Inc. (a)	10,859	336,520
Ascent Capital Group, Inc. (a)(d)	8,693	558,960
Bridgepoint Education, Inc. (a)	9,833	124,289
Bright Horizons Family Solutions, Inc. (a)	19,274	858,849
Capella Education Co.	6,827	482,942
Career Education Corp. (a)	42,188	244,690
Carriage Services, Inc.	10,148	202,554
Chegg, Inc. (d)	45,782	304,450
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Collectors Universe, Inc.	4,108	$ 101,057
Education Management Corp. (a)(d)	12,654	7,530
Grand Canyon Education, Inc. (a)	29,694	1,422,343
Houghton Mifflin Harcourt Co.	69,941	1,399,519
ITT Educational Services, Inc. (a)(d)	15,156	153,227
K12, Inc. (a)	21,691	268,968
Liberty Tax, Inc. (a)	2,269	85,972
LifeLock, Inc. (a)(d)	50,801	859,045
Regis Corp. (d)	27,370	464,743
Sotheby's Class A (Ltd. vtg.)	38,898	1,542,695
Steiner Leisure Ltd. (a)	9,241	389,785
Strayer Education, Inc. (a)	6,846	501,059
Universal Technical Institute, Inc.	14,821	176,518
Weight Watchers International, Inc. (a)(d)	17,561	457,464
		11,054,381
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	63,450	727,137
Biglari Holdings, Inc. (a)	1,289	450,067
BJ's Restaurants, Inc. (a)(d)	14,985	659,640
Bloomin' Brands, Inc. (a)	48,490	916,946
Bob Evans Farms, Inc.	15,557	759,959
Boyd Gaming Corp. (a)(d)	48,835	564,044
Bravo Brio Restaurant Group, Inc. (a)	11,409	158,243
Buffalo Wild Wings, Inc. (a)(d)	11,953	1,784,344
Caesars Acquisition Co. (a)(d)	28,664	299,252
Caesars Entertainment Corp. (a)(d)	33,065	403,062
Carrols Restaurant Group, Inc. (a)	22,300	171,933
Churchill Downs, Inc.	8,399	856,530
Chuy's Holdings, Inc. (a)(d)	10,244	306,398
ClubCorp Holdings, Inc.	13,638	259,940
Cracker Barrel Old Country Store, Inc.	11,857	1,367,705
Del Frisco's Restaurant Group, Inc. (a)	14,813	343,958
Denny's Corp. (a)	54,784	472,238
Diamond Resorts International, Inc. (a)(d)	22,396	581,400
DineEquity, Inc.	10,456	930,166
Einstein Noah Restaurant Group, Inc.	7,006	141,872
El Pollo Loco Holdings, Inc. (a)(d)	5,110	182,172
Empire Resorts, Inc. (a)(d)	8,984	67,290
Famous Dave's of America, Inc. (a)(d)	2,785	72,605
Fiesta Restaurant Group, Inc. (a)(d)	16,870	930,381
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)(d)	4,521	$ 31,150
International Speedway Corp. Class A	18,207	570,425
Interval Leisure Group, Inc.	25,432	535,089
Intrawest Resorts Holdings, Inc.	8,003	85,152
Isle of Capri Casinos, Inc. (a)	12,900	95,847
Jack in the Box, Inc.	25,248	1,793,618
Jamba, Inc. (a)	11,350	151,523
Krispy Kreme Doughnuts, Inc. (a)(d)	41,262	780,677
La Quinta Holdings, Inc.	28,193	575,419
Life Time Fitness, Inc. (a)(d)	25,892	1,443,997
Marcus Corp.	11,485	196,738
Marriott Vacations Worldwide Corp.	17,776	1,234,365
Monarch Casino & Resort, Inc. (a)	5,663	92,137
Morgans Hotel Group Co. (a)	17,389	138,938
Multimedia Games Holding Co., Inc. (a)	18,626	650,047
Nathan's Famous, Inc. (a)	1,872	134,559
Noodles & Co. (a)	6,994	159,673
Papa John's International, Inc.	19,243	899,803
Papa Murphy's Holdings, Inc.	3,474	32,308
Penn National Gaming, Inc. (a)	49,499	647,942
Pinnacle Entertainment, Inc. (a)(d)	37,567	962,842
Popeyes Louisiana Kitchen, Inc. (a)	14,877	689,549
Potbelly Corp. (d)	8,897	113,526
Red Robin Gourmet Burgers, Inc. (a)	9,047	497,314
Ruby Tuesday, Inc. (a)	38,390	294,835
Ruth's Hospitality Group, Inc.	22,639	275,517
Scientific Games Corp. Class A (a)(d)	32,940	387,704
Sonic Corp.	34,217	862,611
Speedway Motorsports, Inc.	6,933	135,679
Texas Roadhouse, Inc. Class A (d)	44,446	1,283,156
The Cheesecake Factory, Inc.	31,540	1,448,948
Vail Resorts, Inc.	22,893	1,977,039
Zoe's Kitchen, Inc. (d)	3,874	141,246
		32,726,655
Household Durables - 1.1%
Beazer Homes U.S.A., Inc. (a)(d)	16,687	299,198
Cavco Industries, Inc. (a)	5,574	406,177
Century Communities, Inc.	2,645	48,880
CSS Industries, Inc.	6,124	174,901
Dixie Group, Inc. (a)(d)	8,915	70,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ethan Allen Interiors, Inc. (d)	16,196	$ 458,347
Flexsteel Industries, Inc.	2,913	99,945
Helen of Troy Ltd. (a)(d)	18,007	1,113,733
Hovnanian Enterprises, Inc. Class A (a)(d)	73,023	274,566
Installed Building Products, Inc. (a)	5,102	74,030
iRobot Corp. (a)(d)	18,861	673,715
KB Home	52,796	831,009
La-Z-Boy, Inc.	33,158	757,992
LGI Homes, Inc.	8,947	173,751
Libbey, Inc. (a)	13,420	385,825
Lifetime Brands, Inc.	6,232	106,630
M.D.C. Holdings, Inc.	26,095	637,240
M/I Homes, Inc. (a)(d)	15,339	330,402
Meritage Homes Corp. (a)	24,800	912,392
NACCO Industries, Inc. Class A	3,248	190,235
New Home Co. LLC (a)	5,050	76,609
Ryland Group, Inc.	29,615	1,060,513
Skullcandy, Inc. (a)	11,872	99,012
Standard Pacific Corp. (a)(d)	91,092	674,081
TRI Pointe Homes, Inc. (a)	93,611	1,281,535
Turtle Beach Corp. (a)(d)	4,176	24,137
UCP, Inc. (a)	4,657	63,754
Universal Electronics, Inc. (a)	10,266	584,033
WCI Communities, Inc. (a)(d)	6,982	130,982
William Lyon Homes, Inc. (a)	10,974	259,645
		12,273,519
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	16,957	136,165
Blue Nile, Inc. (a)(d)	7,642	271,291
Coupons.com, Inc. (a)(d)	7,185	100,015
FTD Companies, Inc. (a)(d)	11,857	417,129
Gaiam, Inc. Class A (a)	8,932	67,615
HSN, Inc.	20,981	1,386,215
Lands' End, Inc. (a)	10,531	499,907
NutriSystem, Inc. (d)	18,050	303,962
Orbitz Worldwide, Inc. (a)	32,287	267,013
Overstock.com, Inc. (a)(d)	7,545	174,440
PetMed Express, Inc. (d)	14,146	186,869
RetailMeNot, Inc. (a)(d)	19,678	414,419
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Shutterfly, Inc. (a)	24,259	$ 1,014,754
ValueVision Media, Inc. Class A (a)	28,295	160,150
		5,399,944
Leisure Products - 0.5%
Arctic Cat, Inc.	8,033	270,391
Black Diamond, Inc. (a)(d)	13,540	105,070
Brunswick Corp.	58,636	2,744,165
Callaway Golf Co. (d)	48,868	383,125
Escalade, Inc.	5,898	67,473
JAKKS Pacific, Inc. (a)(d)	11,111	70,888
Johnson Outdoors, Inc. Class A	2,975	89,399
Leapfrog Enterprises, Inc. Class A (a)(d)	40,844	217,290
Malibu Boats, Inc. Class A (a)	5,766	107,594
Marine Products Corp.	6,313	53,282
Nautilus, Inc. (a)	19,486	260,723
Smith & Wesson Holding Corp. (a)	34,097	346,426
Sturm, Ruger & Co., Inc. (d)	12,278	511,747
		5,227,573
Media - 1.3%
A.H. Belo Corp. Class A	11,197	128,877
AMC Entertainment Hld, Inc. Class A	13,256	336,702
Carmike Cinemas, Inc. (a)	15,778	505,685
Central European Media Enterprises Ltd. Class A (a)(d)	42,019	102,106
Cinedigm Corp. (a)	45,567	70,629
Crown Media Holdings, Inc. Class A (a)	20,582	71,831
Cumulus Media, Inc. Class A (a)(d)	90,017	347,466
Daily Journal Corp. (a)(d)	644	117,627
Dex Media, Inc. (a)(d)	8,851	68,949
E.W. Scripps Co. Class A (a)(d)	19,417	372,806
Entercom Communications Corp. Class A (a)	14,705	151,167
Entravision Communication Corp. Class A	36,711	189,429
Eros International PLC (a)(d)	13,984	258,145
Global Sources Ltd. (a)(d)	10,581	77,559
Gray Television, Inc. (a)	31,085	287,225
Harte-Hanks, Inc.	31,538	205,312
Hemisphere Media Group, Inc. (a)(d)	4,978	63,718
Journal Communications, Inc. Class A (a)	28,149	276,142
Lee Enterprises, Inc. (a)(d)	31,916	119,047
Loral Space & Communications Ltd. (a)	8,218	628,677
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	17,802	77,083
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	27,582	$ 570,948
Media General, Inc. Class A (a)(d)	35,256	526,725
Meredith Corp. (d)	22,704	1,183,787
National CineMedia, Inc.	38,459	611,498
New Media Investment Group, Inc.	22,866	435,826
Nexstar Broadcasting Group, Inc. Class A	19,388	874,787
Radio One, Inc. Class D (non-vtg.) (a)(d)	13,761	34,265
ReachLocal, Inc. (a)(d)	7,875	35,674
Reading International, Inc. Class A (a)	10,289	102,581
Rentrak Corp. (a)(d)	6,250	480,438
Saga Communications, Inc. Class A	2,154	86,375
Salem Communications Corp. Class A	6,492	50,053
Scholastic Corp.	16,954	590,169
SFX Entertainment, Inc. (d)	29,173	149,949
Sinclair Broadcast Group, Inc. Class A (d)	43,275	1,257,139
Sizmek, Inc. (a)	13,121	75,183
The McClatchy Co. Class A (a)(d)	43,705	155,590
The New York Times Co. Class A (d)	87,116	1,118,569
Time, Inc.	70,380	1,589,884
Townsquare Media, Inc.	5,758	72,608
World Wrestling Entertainment, Inc. Class A (d)	18,494	228,401
		14,686,631
Multiline Retail - 0.2%
Burlington Stores, Inc.	18,290	767,083
Fred's, Inc. Class A (d)	23,560	369,892
The Bon-Ton Stores, Inc. (d)	8,700	76,647
Tuesday Morning Corp. (a)(d)	27,439	559,481
		1,773,103
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	49,296	148,381
America's Car Mart, Inc. (a)(d)	4,897	225,164
American Eagle Outfitters, Inc. (d)	123,822	1,593,589
ANN, Inc. (a)	29,512	1,132,966
Asbury Automotive Group, Inc. (a)	19,494	1,365,360
Barnes & Noble, Inc. (a)(d)	25,885	564,811
bebe stores, Inc.	18,674	42,763
Big 5 Sporting Goods Corp.	12,617	155,315
Brown Shoe Co., Inc.	28,323	753,109
Build-A-Bear Workshop, Inc. (a)	8,313	140,905
Christopher & Banks Corp. (a)	22,731	148,433
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	9,763	$ 221,132
Conn's, Inc. (a)(d)	17,463	543,274
Destination Maternity Corp.	9,223	138,161
Destination XL Group, Inc. (a)(d)	20,831	109,154
Express, Inc. (a)	53,175	796,030
Finish Line, Inc. Class A	30,343	803,179
Five Below, Inc. (a)(d)	34,675	1,382,492
Francesca's Holdings Corp. (a)(d)	26,343	313,745
Genesco, Inc. (a)	15,153	1,162,084
Group 1 Automotive, Inc. (d)	15,366	1,312,717
Guess?, Inc.	38,748	859,043
Haverty Furniture Companies, Inc.	12,614	277,634
hhgregg, Inc. (a)(d)	7,164	37,110
Hibbett Sports, Inc. (a)(d)	16,335	741,446
Kirkland's, Inc. (a)	9,240	164,472
Lithia Motors, Inc. Class A (sub. vtg.)	14,535	1,128,207
Lumber Liquidators Holdings, Inc. (a)(d)	17,259	928,016
MarineMax, Inc. (a)	15,482	296,790
Mattress Firm Holding Corp. (a)(d)	9,410	594,618
Monro Muffler Brake, Inc.	20,074	1,072,755
New York & Co., Inc. (a)	17,397	56,888
Office Depot, Inc. (a)	340,298	1,776,356
Outerwall, Inc. (a)(d)	12,835	812,070
Pacific Sunwear of California, Inc. (a)	29,571	44,948
Pier 1 Imports, Inc.	59,462	767,060
Rent-A-Center, Inc.	33,561	1,039,384
Restoration Hardware Holdings, Inc. (a)(d)	19,824	1,592,264
Sears Hometown & Outlet Stores, Inc. (a)(d)	6,910	103,926
Select Comfort Corp. (a)	34,380	883,222
Shoe Carnival, Inc.	9,500	174,800
Sonic Automotive, Inc. Class A (sub. vtg.)	25,227	627,900
Sportsman's Warehouse Holdings, Inc.	5,796	40,514
Stage Stores, Inc.	19,740	333,014
Stein Mart, Inc.	17,774	237,816
Systemax, Inc. (a)	6,746	103,214
The Buckle, Inc. (d)	17,728	874,522
The Cato Corp. Class A (sub. vtg.)	18,104	645,770
The Children's Place Retail Stores, Inc.	13,944	686,742
The Container Store Group, Inc.	10,777	198,728
The Men's Wearhouse, Inc.	30,470	1,433,004
The Pep Boys - Manny, Moe & Jack (a)	33,958	323,620
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tile Shop Holdings, Inc. (a)(d)	17,619	$ 151,700
Tilly's, Inc. (a)	6,311	44,934
Vitamin Shoppe, Inc. (a)(d)	19,413	911,052
West Marine, Inc. (a)	10,415	102,484
Winmark Corp.	1,401	115,274
Zumiez, Inc. (a)(d)	12,941	431,971
		33,666,032
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	17,685	681,580
Crocs, Inc. (a)	55,359	646,593
Culp, Inc.	5,214	98,910
G-III Apparel Group Ltd. (a)	12,093	959,580
Iconix Brand Group, Inc. (a)(d)	30,204	1,208,462
Movado Group, Inc. (d)	12,201	430,695
Oxford Industries, Inc.	9,184	562,520
Perry Ellis International, Inc. (a)	7,667	156,790
Quiksilver, Inc. (a)(d)	85,101	148,927
Sequential Brands Group, Inc. (a)	10,591	132,811
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,853	1,360,702
Steven Madden Ltd. (a)	36,711	1,150,890
Tumi Holdings, Inc. (a)(d)	32,050	665,679
Unifi, Inc. (a)	9,193	257,128
Vera Bradley, Inc. (a)(d)	13,569	309,373
Vince Holding Corp. (d)	6,970	244,299
Wolverine World Wide, Inc. (d)	64,870	1,760,572
		10,775,511
TOTAL CONSUMER DISCRETIONARY		143,108,113
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	5,244	1,305,756
Coca-Cola Bottling Co. Consolidated	2,971	268,697
Craft Brew Alliance, Inc. (a)	7,183	99,700
National Beverage Corp. (a)	7,431	186,667
		1,860,820
Food & Staples Retailing - 0.9%
Andersons, Inc.	17,750	1,131,208
Casey's General Stores, Inc.	24,564	2,011,055
Chefs' Warehouse Holdings (a)(d)	11,486	205,255
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fairway Group Holdings Corp. (a)(d)	11,021	$ 32,953
Fresh Market, Inc. (a)(d)	27,039	992,602
Ingles Markets, Inc. Class A	8,457	227,493
Liberator Medical Holdings, Inc.	18,756	54,017
Natural Grocers by Vitamin Cottage, Inc. (a)	5,322	96,381
Pantry, Inc. (a)	14,672	378,097
PriceSmart, Inc. (d)	11,792	1,049,842
Roundy's, Inc. (d)	23,379	78,787
SpartanNash Co.	24,194	542,188
SUPERVALU, Inc. (a)(d)	127,942	1,104,139
United Natural Foods, Inc. (a)(d)	31,575	2,147,732
Village Super Market, Inc. Class A	4,016	111,444
Weis Markets, Inc.	7,047	314,578
		10,477,771
Food Products - 1.5%
Alico, Inc.	1,731	63,874
B&G Foods, Inc. Class A (d)	33,886	998,282
Boulder Brands, Inc. (a)(d)	37,949	336,987
Cal-Maine Foods, Inc.	9,674	849,280
Calavo Growers, Inc.	8,504	412,784
Chiquita Brands International, Inc. (a)	29,702	428,600
Darling International, Inc. (a)	105,323	1,853,685
Dean Foods Co. (d)	58,877	866,081
Diamond Foods, Inc. (a)(d)	13,634	411,065
Farmer Brothers Co. (a)	4,450	129,762
Fresh Del Monte Produce, Inc.	22,721	729,571
Inventure Foods, Inc. (a)	9,113	120,656
J&J Snack Foods Corp.	9,304	958,591
John B. Sanfilippo & Son, Inc.	5,411	201,019
Lancaster Colony Corp.	11,771	1,076,929
Lifeway Foods, Inc. (a)(d)	2,792	46,208
Limoneira Co.	7,792	199,943
Omega Protein Corp. (a)	13,146	189,960
Post Holdings, Inc. (a)(d)	27,707	1,039,013
Sanderson Farms, Inc. (d)	14,521	1,219,474
Seaboard Corp. (a)(d)	178	546,971
Seneca Foods Corp. Class A (a)	4,862	130,691
Snyders-Lance, Inc.	30,139	897,841
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc. (d)	11,934	$ 353,843
TreeHouse Foods, Inc. (a)	26,642	2,269,099
		16,330,209
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,466	235,933
Harbinger Group, Inc. (a)	54,398	714,790
Oil-Dri Corp. of America	2,910	87,824
Orchids Paper Products Co.	4,807	138,249
WD-40 Co.	9,521	729,975
		1,906,771
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	15,967	261,859
IGI Laboratories, Inc. (a)	20,507	201,174
Inter Parfums, Inc.	10,504	298,314
MediFast, Inc. (a)(d)	8,212	260,649
Nature's Sunshine Products, Inc.	6,474	96,463
Nutraceutical International Corp. (a)	5,155	115,884
Revlon, Inc. (a)	7,211	247,337
Synutra International, Inc. (a)	10,309	65,256
The Female Health Co. (d)	12,959	59,223
USANA Health Sciences, Inc. (a)(d)	3,837	437,341
		2,043,500
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	31,852	70,074
Alliance One International, Inc. (a)	52,494	106,563
Universal Corp. (d)	14,536	646,852
Vector Group Ltd. (d)	43,764	977,688
		1,801,177
TOTAL CONSUMER STAPLES		34,420,248
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Aspen Aerogels, Inc. (d)	3,621	35,957
Basic Energy Services, Inc. (a)	19,855	256,130
Bristow Group, Inc.	22,514	1,663,785
C&J Energy Services, Inc. (a)(d)	29,121	562,327
Carbo Ceramics, Inc.	12,432	642,361
Dawson Geophysical Co.	4,802	81,586
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Era Group, Inc. (a)	12,659	$ 296,094
Exterran Holdings, Inc.	37,181	1,462,329
Forum Energy Technologies, Inc. (a)	37,564	1,025,497
Geospace Technologies Corp. (a)(d)	8,199	252,447
Glori Energy, Inc. (a)	7,256	38,674
Gulf Island Fabrication, Inc.	9,143	193,283
Gulfmark Offshore, Inc. Class A	17,174	517,968
Helix Energy Solutions Group, Inc. (a)	66,874	1,781,523
Hercules Offshore, Inc. (a)(d)	100,343	165,566
Hornbeck Offshore Services, Inc. (a)(d)	22,978	704,505
Independence Contract Drilling, Inc. (d)	6,472	47,440
ION Geophysical Corp. (a)	81,179	227,301
Key Energy Services, Inc. (a)(d)	81,867	248,876
Matrix Service Co. (a)	16,493	413,315
McDermott International, Inc. (a)(d)	151,012	579,886
Mitcham Industries, Inc. (a)	7,550	77,010
Natural Gas Services Group, Inc. (a)	7,893	203,087
Newpark Resources, Inc. (a)(d)	53,695	613,734
Nordic American Offshore Ltd.	11,318	181,088
North Atlantic Drilling Ltd.	44,895	277,900
Nuverra Environmental Solutions, Inc. (a)(d)	9,439	89,387
Parker Drilling Co. (a)	81,381	361,332
PHI, Inc. (non-vtg.) (a)	7,909	353,849
Pioneer Energy Services Corp. (a)	38,983	357,864
Profire Energy, Inc. (a)(d)	7,940	29,457
RigNet, Inc. (a)	7,480	325,006
SEACOR Holdings, Inc. (a)(d)	13,159	1,084,960
Tesco Corp.	21,740	413,930
TETRA Technologies, Inc. (a)	49,759	474,203
Vantage Drilling Co. (a)(d)	130,570	126,326
Willbros Group, Inc. (a)	25,206	147,959
		16,313,942
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	57,536	237,624
Adams Resources & Energy, Inc.	1,270	53,404
Alon U.S.A. Energy, Inc. (d)	16,287	261,243
Alpha Natural Resources, Inc. (a)(d)	138,202	270,876
American Eagle Energy Corp. (a)(d)	18,113	31,517
Amyris, Inc. (a)(d)	16,118	48,676
APCO Oil and Gas International, Inc. (a)	5,442	77,984
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)(d)	24,835	$ 245,867
Arch Coal, Inc. (d)	132,338	285,850
Ardmore Shipping Corp.	10,749	108,887
Bill Barrett Corp. (a)(d)	33,148	503,850
Bonanza Creek Energy, Inc. (a)	20,750	938,730
BPZ Energy, Inc. (a)(d)	70,626	87,576
Callon Petroleum Co. (a)	34,566	226,753
Carrizo Oil & Gas, Inc. (a)	28,834	1,497,638
Clayton Williams Energy, Inc. (a)(d)	3,680	305,955
Clean Energy Fuels Corp. (a)(d)	43,595	318,679
Cloud Peak Energy, Inc. (a)	39,053	467,464
Comstock Resources, Inc. (d)	29,828	353,164
Contango Oil & Gas Co. (a)(d)	10,855	396,967
Delek U.S. Holdings, Inc.	37,854	1,282,872
DHT Holdings, Inc.	57,889	385,541
Diamondback Energy, Inc. (a)	26,908	1,841,584
Dorian Lpg Ltd.	4,358	62,450
Eclipse Resources Corp.	18,975	248,762
Emerald Oil, Inc. (a)(d)	35,869	114,063
Energy XXI (Bermuda) Ltd.	61,470	472,704
Evolution Petroleum Corp.	11,684	110,531
EXCO Resources, Inc. (d)	94,588	288,493
Forest Oil Corp. (a)(d)	70,652	57,228
Frontline Ltd. (NY Shares) (a)(d)	39,492	55,684
FX Energy, Inc. (a)(d)	32,104	96,312
GasLog Ltd. (d)	26,719	556,290
Gastar Exploration, Inc. (a)	43,695	174,780
Goodrich Petroleum Corp. (a)(d)	21,659	178,470
Green Plains, Inc. (d)	23,635	808,317
Halcon Resources Corp. (a)(d)	165,859	515,821
Hallador Energy Co.	6,177	74,124
Harvest Natural Resources, Inc. (a)	25,067	93,249
Isramco, Inc. (a)	531	69,561
Jones Energy, Inc. (a)	6,645	82,132
Kodiak Oil & Gas Corp. (a)	168,239	1,815,299
Magnum Hunter Resources Corp. (a)(d)	129,479	600,783
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	1,613
Matador Resources Co. (a)(d)	46,315	1,124,065
Midstates Petroleum Co., Inc. (a)(d)	22,141	65,759
Miller Energy Resources, Inc. (a)(d)	17,792	61,916
Navios Maritime Acquisition Corp.	55,482	175,878
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nordic American Tanker Shipping Ltd. (d)	55,848	$ 471,916
Northern Oil & Gas, Inc. (a)(d)	38,013	429,547
Pacific Ethanol, Inc. (a)	14,686	207,219
Panhandle Royalty Co. Class A	8,714	179,160
Parsley Energy, Inc. Class A	33,740	572,568
PDC Energy, Inc. (a)	22,652	990,345
Penn Virginia Corp. (a)(d)	40,671	348,550
Petroquest Energy, Inc. (a)(d)	36,944	173,637
Quicksilver Resources, Inc. (a)(d)	74,785	40,877
Renewable Energy Group, Inc. (a)(d)	21,618	227,638
Resolute Energy Corp. (a)(d)	48,636	169,253
Rex American Resources Corp. (a)	4,073	296,351
Rex Energy Corp. (a)(d)	29,804	233,663
Ring Energy, Inc. (a)	13,287	228,536
Rosetta Resources, Inc. (a)(d)	38,905	1,479,557
RSP Permian, Inc. (a)(d)	14,514	355,158
Sanchez Energy Corp. (a)(d)	32,410	553,239
Scorpio Tankers, Inc. (d)	108,929	950,950
SemGroup Corp. Class A	27,127	2,081,997
Ship Finance International Ltd. (NY Shares) (d)	37,399	642,889
Solazyme, Inc. (a)(d)	47,405	363,596
Stone Energy Corp. (a)(d)	35,595	872,078
Swift Energy Co. (a)(d)	27,493	188,327
Synergy Resources Corp. (a)(d)	43,348	528,412
Teekay Tankers Ltd. (d)	41,478	175,867
TransAtlantic Petroleum Ltd. (a)	13,479	111,202
Triangle Petroleum Corp. (a)(d)	47,895	371,186
VAALCO Energy, Inc. (a)(d)	31,065	230,502
Vertex Energy, Inc. (a)(d)	8,275	52,298
W&T Offshore, Inc.	21,889	198,971
Warren Resources, Inc. (a)(d)	46,069	159,399
Western Refining, Inc.	33,790	1,540,486
Westmoreland Coal Co. (a)	9,748	356,484
		33,914,843
TOTAL ENERGY		50,228,785
FINANCIALS - 24.2%
Banks - 7.7%
1st Source Corp.	9,613	300,791
1st United Bancorp, Inc.	17,585	155,627
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
American National Bankshares, Inc.	4,707	$ 113,909
Ameris Bancorp	15,958	395,758
Ames National Corp.	4,907	121,694
Arrow Financial Corp. (d)	6,509	178,282
Banc of California, Inc. (d)	17,710	208,447
BancFirst Corp.	4,712	306,280
Banco Latinoamericano de Comercio Exterior SA Series E (d)	18,875	634,955
Bancorp, Inc., Delaware (a)	20,704	195,860
BancorpSouth, Inc.	60,979	1,404,346
Bank of Kentucky Financial Corp.	3,914	183,606
Bank of Marin Bancorp	3,521	175,768
Bank of the Ozarks, Inc.	50,329	1,773,594
Banner Bank	12,159	525,512
BBCN Bancorp, Inc.	50,159	709,248
Blue Hills Bancorp, Inc. (a)	17,639	235,128
BNC Bancorp	13,229	225,025
Boston Private Financial Holdings, Inc.	50,940	669,861
Bridge Bancorp, Inc.	6,924	181,824
Bridge Capital Holdings (a)	5,844	140,957
Bryn Mawr Bank Corp.	9,089	280,214
C1 Financial, Inc. (d)	2,112	36,474
Camden National Corp.	4,418	180,740
Capital Bank Financial Corp. Series A (a)	15,184	393,114
Capital City Bank Group, Inc.	6,336	95,737
Cardinal Financial Corp.	21,355	410,016
Cascade Bancorp (a)	18,481	94,438
Cathay General Bancorp	50,015	1,320,896
Centerstate Banks of Florida, Inc.	22,500	261,900
Central Pacific Financial Corp.	11,217	212,001
Century Bancorp, Inc. Class A (non-vtg.)	2,075	78,809
Chemical Financial Corp.	20,744	617,756
Citizens & Northern Corp.	7,402	147,300
City Holding Co. (d)	9,934	446,931
CNB Financial Corp., Pennsylvania	8,614	156,000
CoBiz, Inc.	22,748	273,431
Columbia Banking Systems, Inc.	34,405	955,771
Community Bank System, Inc.	25,812	984,728
Community Trust Bancorp, Inc.	9,956	357,918
CommunityOne Bancorp (a)	6,887	73,278
ConnectOne Bancorp, Inc.	14,185	262,423
CU Bancorp (a)	5,944	117,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Customers Bancorp, Inc. (d)	16,082	$ 307,166
CVB Financial Corp. (d)	65,950	1,040,691
Eagle Bancorp, Inc. (a)(d)	14,312	514,230
Enterprise Bancorp, Inc.	4,452	104,756
Enterprise Financial Services Corp.	13,360	251,836
FCB Financial Holdings, Inc. Class A	5,162	118,468
Fidelity Southern Corp.	11,066	169,863
Financial Institutions, Inc.	9,320	234,305
First Bancorp, North Carolina	13,198	239,148
First Bancorp, Puerto Rico (a)	65,676	342,172
First Busey Corp.	46,906	293,163
First Business Finance Services, Inc.	2,349	110,239
First Citizen Bancshares, Inc.	4,766	1,197,267
First Commonwealth Financial Corp.	58,957	551,248
First Community Bancshares, Inc.	9,749	159,591
First Connecticut Bancorp, Inc.	9,620	150,457
First Financial Bancorp, Ohio	36,223	635,351
First Financial Bankshares, Inc. (d)	40,353	1,282,418
First Financial Corp., Indiana	7,631	264,643
First Interstate Bancsystem, Inc.	11,696	343,161
First Merchants Corp.	22,544	510,622
First Midwest Bancorp, Inc., Delaware	47,305	794,251
First NBC Bank Holding Co. (a)	9,312	342,030
First of Long Island Corp.	8,144	214,513
FirstMerit Corp.	105,622	1,938,164
Flushing Financial Corp.	19,239	387,473
FNB Corp., Pennsylvania	110,775	1,416,812
German American Bancorp, Inc.	8,816	263,334
Glacier Bancorp, Inc.	47,149	1,352,705
Great Southern Bancorp, Inc.	7,184	273,064
Green Bancorp, Inc.	3,007	51,390
Guaranty Bancorp	8,778	138,429
Hampton Roads Bankshares, Inc. (a)	20,296	35,315
Hancock Holding Co.	51,985	1,829,352
Hanmi Financial Corp.	19,772	424,109
Heartland Financial U.S.A., Inc.	10,361	275,603
Heritage Commerce Corp.	12,399	107,871
Heritage Financial Corp., Washington	20,091	352,597
Heritage Oaks Bancorp	13,355	105,104
Home Bancshares, Inc.	34,204	1,091,792
HomeTrust Bancshares, Inc. (a)	12,420	191,889
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Horizon Bancorp Industries	5,480	$ 140,946
Hudson Valley Holding Corp.	9,972	226,763
IBERIABANK Corp.	19,856	1,367,284
Independent Bank Corp.	15,378	185,612
Independent Bank Corp., Massachusetts (d)	14,975	610,980
Independent Bank Group, Inc.	5,784	258,487
International Bancshares Corp.	33,970	963,729
Investors Bancorp, Inc.	220,791	2,373,503
Lakeland Bancorp, Inc.	25,435	279,531
Lakeland Financial Corp.	10,500	435,120
Macatawa Bank Corp.	15,599	81,271
MainSource Financial Group, Inc.	13,027	236,961
MB Financial, Inc. (d)	42,153	1,329,927
Mercantile Bank Corp.	10,626	209,651
Merchants Bancshares, Inc.	3,067	91,366
Metro Bancorp, Inc. (a)	8,937	223,782
Midsouth Bancorp, Inc.	4,962	93,980
MidWestOne Financial Group, Inc.	4,156	110,882
National Bank Holdings Corp.	25,931	507,988
National Bankshares, Inc. (d)	4,138	129,561
National Penn Bancshares, Inc.	80,205	825,309
NBT Bancorp, Inc.	27,127	696,621
NewBridge Bancorp (a)	22,877	203,377
Northrim Bancorp, Inc.	4,066	117,507
OFG Bancorp	28,538	444,337
Old Line Bancshares, Inc.	4,990	79,740
Old National Bancorp, Indiana	74,156	1,078,970
OmniAmerican Bancorp, Inc.	7,388	199,772
Opus Bank	3,053	80,294
Pacific Continental Corp.	10,708	154,409
Pacific Premier Bancorp, Inc. (a)	11,505	186,266
Palmetto Bancshares, Inc.	2,664	44,276
Park National Corp. (d)	8,347	704,236
Park Sterling Corp.	30,348	232,466
Peapack-Gladstone Financial Corp.	7,166	130,780
Penns Woods Bancorp, Inc.	2,870	139,281
Peoples Bancorp, Inc.	9,990	246,254
Peoples Financial Services Corp. (d)	4,753	238,458
Pinnacle Financial Partners, Inc.	22,512	882,470
Preferred Bank, Los Angeles	7,680	204,134
PrivateBancorp, Inc.	45,314	1,464,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Prosperity Bancshares, Inc.	43,396	$ 2,620,684
Renasant Corp.	19,515	588,377
Republic Bancorp, Inc., Kentucky Class A	5,909	143,293
Republic First Bancorp, Inc. (a)(d)	18,420	73,127
S&T Bancorp, Inc.	18,772	517,919
Sandy Spring Bancorp, Inc.	16,099	415,354
Seacoast Banking Corp., Florida (a)	11,547	147,340
ServisFirst Bancshares, Inc.	1,116	32,911
Sierra Bancorp	7,231	124,084
Simmons First National Corp. Class A	10,438	438,292
South State Corp.	15,408	929,256
Southside Bancshares, Inc. (d)	11,680	392,214
Southwest Bancorp, Inc., Oklahoma	13,002	234,426
Square 1 Financial, Inc. Class A	4,724	93,960
State Bank Financial Corp.	20,985	376,051
Sterling Bancorp	51,892	729,602
Stock Yards Bancorp, Inc.	10,073	335,229
Stonegate Bank (d)	6,550	178,095
Suffolk Bancorp	7,865	180,580
Sun Bancorp, Inc. (a)	5,051	102,030
Susquehanna Bancshares, Inc.	119,967	1,176,876
Talmer Bancorp, Inc. Class A	11,493	160,672
Texas Capital Bancshares, Inc. (a)(d)	27,075	1,655,636
The First Bancorp, Inc.	5,713	101,063
Tompkins Financial Corp.	9,419	472,834
TowneBank (d)	19,130	290,011
Trico Bancshares (d)	14,002	368,253
TriState Capital Holdings, Inc. (a)	13,149	128,203
Trustmark Corp. (d)	43,414	1,056,263
UMB Financial Corp.	23,694	1,411,689
Umpqua Holdings Corp. (d)	104,570	1,840,432
Union Bankshares Corp.	29,314	658,979
United Bankshares, Inc., West Virginia (d)	43,515	1,491,694
United Community Bank, Inc.	31,844	574,147
Univest Corp. of Pennsylvania	11,059	226,931
Valley National Bancorp (d)	124,572	1,243,229
ViewPoint Financial Group	25,524	696,039
Washington Trust Bancorp, Inc.	9,454	362,750
Webster Financial Corp.	56,391	1,767,294
WesBanco, Inc.	16,813	579,376
West Bancorp., Inc.	9,520	157,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Westamerica Bancorp.	16,414	$ 809,867
Western Alliance Bancorp. (a)	47,921	1,275,657
Wilshire Bancorp, Inc.	44,524	440,788
Wintrust Financial Corp.	29,989	1,389,090
Yadkin Financial Corp. (a)	13,056	253,417
		84,453,018
Capital Markets - 1.6%
Actua Corp. (a)	25,824	485,491
Arlington Asset Investment Corp. (d)	13,682	374,613
BGC Partners, Inc. Class A	109,730	930,510
Calamos Asset Management, Inc. Class A	11,643	159,509
CIFI Corp.	3,577	32,908
Cohen & Steers, Inc. (d)	12,656	542,436
CorEnergy Infrastructure Trust, Inc.	18,839	141,481
Cowen Group, Inc. Class A (a)	72,108	291,316
Diamond Hill Investment Group, Inc.	1,805	241,852
Evercore Partners, Inc. Class A	20,897	1,081,838
FBR & Co. (a)	5,936	143,295
Financial Engines, Inc. (d)	32,424	1,292,745
FXCM, Inc. Class A (d)	28,412	467,662
GAMCO Investors, Inc. Class A	4,011	331,389
GFI Group, Inc.	47,463	261,047
Greenhill & Co., Inc.	17,787	800,415
HFF, Inc.	20,773	653,934
INTL FCStone, Inc. (a)	9,191	166,357
Investment Technology Group, Inc. (a)	22,582	404,895
Janus Capital Group, Inc.	94,579	1,417,739
KCG Holdings, Inc. Class A (a)	31,428	335,022
Ladenburg Thalmann Financial Services, Inc. (a)(d)	62,169	265,462
Manning & Napier, Inc. Class A	8,127	128,732
Marcus & Millichap, Inc.	5,002	155,362
Moelis & Co. Class A	4,630	158,161
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,354	180,541
Piper Jaffray Companies (a)	10,095	569,964
Pzena Investment Management, Inc.	6,767	68,008
RCS Capital Corp. Class A (d)	5,878	96,458
Safeguard Scientifics, Inc. (a)(d)	12,930	257,954
Silvercrest Asset Management Group Class A (a)	3,371	50,329
Stifel Financial Corp. (a)	41,491	1,971,237
SWS Group, Inc. (a)(d)	17,439	128,874
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Virtus Investment Partners, Inc.	4,443	$ 796,230
Walter Investment Management Corp. (a)(d)	23,767	539,986
Westwood Holdings Group, Inc.	4,585	309,488
WisdomTree Investments, Inc. (d)	67,898	1,001,496
		17,234,736
Consumer Finance - 0.8%
Cash America International, Inc.	17,732	871,528
Consumer Portfolio Services, Inc. (a)	12,510	88,321
Credit Acceptance Corp. (a)(d)	4,392	648,084
Encore Capital Group, Inc. (a)(d)	16,458	749,004
EZCORP, Inc. (non-vtg.) Class A (a)(d)	33,491	377,778
First Cash Financial Services, Inc. (a)	18,527	1,094,575
Green Dot Corp. Class A (a)	19,420	464,138
J.G. Wentworth Co.	7,012	77,973
Nelnet, Inc. Class A	13,479	641,466
Nicholas Financial, Inc. (a)	6,150	75,092
Portfolio Recovery Associates, Inc. (a)(d)	31,682	2,003,887
Regional Management Corp. (a)	6,354	74,088
Springleaf Holdings, Inc.	15,407	576,530
World Acceptance Corp. (a)(d)	4,994	357,870
		8,100,334
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc. (d)	13,785	118,000
MarketAxess Holdings, Inc.	23,990	1,550,954
Marlin Business Services Corp.	4,983	105,341
NewStar Financial, Inc. (a)	16,892	231,083
PHH Corp. (a)(d)	36,047	853,953
PICO Holdings, Inc. (a)	14,324	316,560
Resource America, Inc. Class A	8,048	76,778
Tiptree Financial, Inc. (a)	4,666	37,701
		3,290,370
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	28,505	652,194
American Equity Investment Life Holding Co. (d)	46,748	1,206,566
Amerisafe, Inc.	12,169	507,447
Amtrust Financial Services, Inc. (d)	18,867	846,562
Argo Group International Holdings, Ltd.	16,525	922,095
Atlas Financial Holdings, Inc. (a)	6,852	101,615
Baldwin & Lyons, Inc. Class B	5,529	148,841
Citizens, Inc. Class A (a)(d)	27,981	203,981
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	137,321	$ 2,489,630
Crawford & Co. Class B	19,315	196,627
Donegal Group, Inc. Class A	4,843	76,616
eHealth, Inc. (a)(d)	11,329	282,659
EMC Insurance Group	3,004	96,248
Employers Holdings, Inc.	19,686	401,398
Enstar Group Ltd. (a)	5,477	810,979
FBL Financial Group, Inc. Class A	6,158	305,314
Federated National Holding Co.	8,665	289,931
Fidelity & Guaranty Life	7,139	169,551
First American Financial Corp.	67,110	2,034,775
Global Indemnity PLC (a)	4,865	140,988
Greenlight Capital Re, Ltd. (a)	17,742	575,728
Hallmark Financial Services, Inc. (a)	8,433	98,329
HCI Group, Inc.	5,652	287,348
Heritage Insurance Holdings, Inc.	4,109	72,976
Hilltop Holdings, Inc. (a)	44,027	969,915
Horace Mann Educators Corp.	25,894	787,437
Independence Holding Co.	4,576	64,750
Infinity Property & Casualty Corp.	7,223	527,351
Kansas City Life Insurance Co.	2,262	112,263
Kemper Corp.	29,416	1,083,980
Maiden Holdings Ltd.	31,247	373,402
Meadowbrook Insurance Group, Inc. (d)	31,579	201,158
Montpelier Re Holdings Ltd. (d)	24,419	809,246
National General Holdings Corp.	22,456	421,050
National Interstate Corp.	4,219	119,988
National Western Life Insurance Co. Class A	1,437	389,427
Navigators Group, Inc. (a)	6,755	459,948
OneBeacon Insurance Group Ltd.	15,314	243,952
Phoenix Companies, Inc. (a)(d)	3,565	211,618
Platinum Underwriters Holdings Ltd.	16,926	1,060,075
Primerica, Inc.	34,620	1,770,813
RLI Corp. (d)	26,997	1,338,781
Safety Insurance Group, Inc.	8,248	514,510
Selective Insurance Group, Inc.	36,609	945,244
State Auto Financial Corp.	9,623	201,409
Stewart Information Services Corp.	13,379	472,546
Symetra Financial Corp.	47,634	1,128,926
Third Point Reinsurance Ltd. (a)	35,714	546,424
United Fire Group, Inc.	12,958	420,876
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Insurance Holdings Corp.	10,421	$ 204,252
Universal Insurance Holdings, Inc.	19,391	339,343
		28,637,082
Real Estate Investment Trusts - 8.9%
Acadia Realty Trust (SBI)	35,362	1,103,294
AG Mortgage Investment Trust, Inc.	17,598	335,594
Agree Realty Corp.	10,092	308,916
Alexanders, Inc.	1,370	605,540
Altisource Residential Corp. Class B	36,061	837,336
American Assets Trust, Inc.	22,441	860,388
American Capital Mortgage Investment Corp.	31,732	621,630
American Realty Capital Heathcare Trust, Inc.	105,985	1,197,631
American Residential Properties, Inc. (a)(d)	20,228	384,332
AmREIT, Inc. Class B (d)	12,289	302,801
Anworth Mortgage Asset Corp.	80,567	418,143
Apollo Commercial Real Estate Finance, Inc. (d)	28,777	473,094
Apollo Residential Mortgage, Inc.	19,773	329,814
Ares Commercial Real Estate Corp.	17,025	207,024
Armada Hoffler Properties, Inc.	15,975	149,846
Armour Residential REIT, Inc.	227,143	899,486
Ashford Hospitality Prime, Inc.	16,053	278,198
Ashford Hospitality Trust, Inc.	43,709	493,912
Associated Estates Realty Corp.	36,179	706,576
Aviv REIT, Inc. (d)	12,178	410,764
Campus Crest Communities, Inc.	40,728	258,216
Capstead Mortgage Corp. (d)	58,619	745,047
CareTrust (REIT), Inc.	12,592	195,554
CatchMark Timber Trust, Inc.	11,343	132,713
Cedar Shopping Centers, Inc.	50,327	346,250
Chambers Street Properties	149,976	1,231,303
Chatham Lodging Trust	21,664	555,032
Chesapeake Lodging Trust	34,663	1,145,266
Colony Financial, Inc.	67,391	1,501,471
Coresite Realty Corp.	13,391	495,735
Cousins Properties, Inc.	138,294	1,799,205
CubeSmart	101,077	2,127,671
CyrusOne, Inc.	21,493	586,974
CYS Investments, Inc. (d)	102,356	914,039
DCT Industrial Trust, Inc.	205,654	1,762,455
DiamondRock Hospitality Co.	123,852	1,777,276
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DuPont Fabros Technology, Inc. (d)	40,153	$ 1,243,538
Dynex Capital, Inc.	34,637	291,644
EastGroup Properties, Inc.	19,723	1,358,126
Education Realty Trust, Inc.	86,871	978,167
Empire State Realty Trust, Inc. (d)	59,367	947,497
EPR Properties	36,135	2,027,174
Equity One, Inc.	38,813	931,512
Excel Trust, Inc.	39,603	514,839
FelCor Lodging Trust, Inc.	80,977	868,883
First Industrial Realty Trust, Inc.	70,034	1,367,764
First Potomac Realty Trust	36,510	456,375
Franklin Street Properties Corp.	61,956	742,852
Getty Realty Corp. (d)	16,452	306,172
Gladstone Commercial Corp.	13,951	252,513
Glimcher Realty Trust	91,535	1,256,776
Government Properties Income Trust	42,813	976,993
Gramercy Property Trust, Inc. (d)	73,337	458,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,602	204,136
Hatteras Financial Corp.	59,720	1,137,069
Healthcare Realty Trust, Inc.	60,079	1,590,291
Hersha Hospitality Trust	129,081	941,000
Highwoods Properties, Inc. (SBI)	56,099	2,404,964
Hudson Pacific Properties, Inc. (d)	35,488	969,177
Inland Real Estate Corp.	57,708	612,282
Invesco Mortgage Capital, Inc. (d)	76,330	1,262,498
Investors Real Estate Trust	71,386	599,642
iStar Financial, Inc. (a)	54,487	773,171
Kite Realty Group Trust	20,520	531,263
LaSalle Hotel Properties (SBI)	65,825	2,580,998
Lexington Corporate Properties Trust	129,460	1,418,882
LTC Properties, Inc.	21,833	915,676
Mack-Cali Realty Corp.	56,232	1,053,225
Medical Properties Trust, Inc. (d)	110,110	1,485,384
Monmouth Real Estate Investment Corp. Class A	35,799	400,949
National Health Investors, Inc. (d)	20,975	1,382,462
New Residential Investment Corp.	88,862	1,100,112
New York (REIT), Inc.	102,957	1,155,178
New York Mortgage Trust, Inc. (d)	56,546	441,624
One Liberty Properties, Inc. (d)	7,312	167,372
Owens Realty Mortgage, Inc.	6,412	95,859
Parkway Properties, Inc.	49,500	992,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pebblebrook Hotel Trust	42,722	$ 1,819,957
Pennsylvania Real Estate Investment Trust (SBI)	43,511	932,441
PennyMac Mortgage Investment Trust	46,610	1,006,310
Physicians Realty Trust	29,603	454,110
Potlatch Corp.	26,022	1,144,708
PS Business Parks, Inc.	12,890	1,085,596
QTS Realty Trust, Inc. Class A (d)	7,548	265,841
RAIT Financial Trust (d)	51,309	376,095
Ramco-Gershenson Properties Trust (SBI)	48,904	854,842
Redwood Trust, Inc. (d)	52,350	983,657
Resource Capital Corp.	82,158	434,616
Retail Opportunity Investments Corp. (d)	56,879	929,403
Rexford Industrial Realty, Inc.	28,341	437,868
RLJ Lodging Trust	82,569	2,660,373
Rouse Properties, Inc. (d)	23,575	429,301
Ryman Hospitality Properties, Inc. (d)	27,623	1,363,195
Sabra Health Care REIT, Inc.	34,417	983,294
Saul Centers, Inc.	6,264	344,207
Select Income (REIT)	23,820	583,828
Silver Bay Realty Trust Corp.	24,232	410,248
Sovran Self Storage, Inc.	20,968	1,784,167
Stag Industrial, Inc.	36,157	882,231
Starwood Waypoint Residential	24,821	649,814
Strategic Hotel & Resorts, Inc. (a)	156,227	2,007,517
Summit Hotel Properties, Inc.	54,653	636,161
Sun Communities, Inc.	30,545	1,770,694
Sunstone Hotel Investors, Inc.	130,180	1,993,056
Terreno Realty Corp.	20,639	434,657
The GEO Group, Inc.	45,887	1,832,727
Trade Street Residential, Inc.	11,054	76,273
UMH Properties, Inc.	11,437	115,514
Universal Health Realty Income Trust (SBI)	8,029	389,005
Urstadt Biddle Properties, Inc. Class A	16,482	356,506
Washington REIT (SBI) (d)	42,154	1,191,272
Western Asset Mortgage Capital Corp. (d)	26,283	394,771
Whitestone REIT Class B	15,649	234,735
		97,942,386
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	30,705	1,229,121
Altisource Asset Management Corp. (a)	888	479,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Altisource Portfolio Solutions SA (a)	9,180	$ 685,379
AV Homes, Inc. (a)	6,727	100,838
Consolidated-Tomoka Land Co.	2,551	133,137
Forestar Group, Inc. (a)	21,971	383,394
Kennedy-Wilson Holdings, Inc.	45,271	1,226,391
RE/MAX Holdings, Inc.	7,060	225,920
Tejon Ranch Co. (a)	8,853	267,184
The St. Joe Co. (a)(d)	39,767	761,538
		5,492,422
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	55,371	728,129
Bank Mutual Corp.	32,125	211,704
BankFinancial Corp.	11,090	132,304
BBX Capital Corp. (a)	5,119	94,190
Beneficial Mutual Bancorp, Inc. (a)	18,660	250,604
Berkshire Hills Bancorp, Inc.	16,061	414,053
BofI Holding, Inc. (a)(d)	9,201	708,661
Brookline Bancorp, Inc., Delaware	45,658	437,860
Capitol Federal Financial, Inc.	90,162	1,154,975
Charter Financial Corp.	13,423	152,217
Clifton Bancorp, Inc.	17,784	231,548
Dime Community Bancshares, Inc.	20,965	330,199
ESB Financial Corp.	8,866	165,440
Essent Group Ltd.	26,294	639,996
EverBank Financial Corp.	57,394	1,099,095
Farmer Mac Class C (non-vtg.)	6,548	218,048
First Defiance Financial Corp.	5,755	176,276
First Financial Northwest, Inc.	8,720	101,152
Flagstar Bancorp, Inc. (a)	12,727	200,068
Fox Chase Bancorp, Inc.	7,223	118,313
Franklin Financial Corp./VA (a)(d)	5,772	119,827
Home Loan Servicing Solutions Ltd.	45,556	875,131
HomeStreet, Inc.	9,987	173,974
Kearny Financial Corp. (a)	8,342	118,790
Ladder Capital Corp. Class A	9,544	181,241
Meridian Bancorp, Inc. (a)	12,099	137,203
Meta Financial Group, Inc.	3,659	137,249
MGIC Investment Corp. (a)(d)	214,439	1,912,796
NMI Holdings, Inc. (a)(d)	31,836	284,932
Northfield Bancorp, Inc.	33,792	481,198
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancshares, Inc.	58,949	$ 756,316
OceanFirst Financial Corp.	7,983	132,278
Oritani Financial Corp.	28,408	419,586
PennyMac Financial Services, Inc. (a)	7,977	132,897
Provident Financial Services, Inc.	38,563	703,003
Radian Group, Inc. (d)	120,377	2,028,352
Stonegate Mortgage Corp. (a)(d)	8,512	123,084
Territorial Bancorp, Inc.	5,202	111,739
Tree.com, Inc. (a)(d)	4,085	151,104
Trustco Bank Corp., New York	60,314	440,292
United Community Financial Corp.	33,941	173,778
United Financial Bancorp, Inc. New	32,774	459,819
Walker & Dunlop, Inc. (a)	12,023	193,691
Washington Federal, Inc.	65,001	1,418,972
Waterstone Financial, Inc.	21,679	265,351
WSFS Financial Corp.	5,594	439,968
		19,937,403
TOTAL FINANCIALS		265,087,751
HEALTH CARE - 13.9%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	49,906	1,382,396
Acceleron Pharma, Inc. (a)	10,284	380,302
Achillion Pharmaceuticals, Inc. (a)(d)	61,106	717,996
Acorda Therapeutics, Inc. (a)	26,378	918,482
Actinium Pharmaceuticals, Inc. (a)(d)	13,447	95,070
Adamas Pharmaceuticals, Inc.	1,740	26,500
Aegerion Pharmaceuticals, Inc. (a)(d)	18,566	374,848
Agenus, Inc. (a)	37,061	110,442
Agios Pharmaceuticals, Inc. (a)	8,572	720,305
Akebia Therapeutics, Inc. (a)	4,665	60,458
Alder Biopharmaceuticals, Inc.	4,764	85,323
AMAG Pharmaceuticals, Inc. (a)(d)	13,729	453,194
Anacor Pharmaceuticals, Inc. (a)(d)	20,965	616,581
Applied Genetic Technologies Corp.	3,683	74,028
Ardelyx, Inc.	3,185	69,847
Arena Pharmaceuticals, Inc. (a)(d)	141,796	618,231
ARIAD Pharmaceuticals, Inc. (a)(d)	105,278	627,457
Array BioPharma, Inc. (a)(d)	79,284	284,630
Arrowhead Research Corp. (a)(d)	31,982	208,523
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Auspex Pharmaceuticals, Inc.	6,358	$ 172,302
Avalanche Biotechnologies, Inc. (a)	4,309	154,607
BioCryst Pharmaceuticals, Inc. (a)(d)	44,332	519,571
Biospecifics Technologies Corp. (a)	2,165	86,860
BioTime, Inc. (a)	30,989	105,053
Bluebird Bio, Inc. (a)	13,771	578,244
Cara Therapeutics, Inc. (d)	3,209	28,913
Celldex Therapeutics, Inc. (a)(d)	56,429	945,186
Cellular Dynamics International, Inc. (a)(d)	5,786	44,957
Cepheid, Inc. (a)(d)	44,200	2,343,042
ChemoCentryx, Inc. (a)(d)	16,289	91,544
Chimerix, Inc. (a)(d)	17,010	527,990
Clovis Oncology, Inc. (a)(d)	15,731	938,511
CTI BioPharma Corp. (a)(d)	84,494	206,165
Cytokinetics, Inc. (a)	20,684	75,910
Cytori Therapeutics, Inc. (a)(d)	40,192	20,860
CytRx Corp. (a)(d)	33,215	94,995
Dendreon Corp. (a)(d)	100,201	98,147
Dicerna Pharmaceuticals, Inc.	2,118	19,846
Durata Therapeutics, Inc. (a)	9,884	237,513
Dyax Corp. (a)	85,852	1,061,989
Dynavax Technologies Corp. (a)(d)	165,751	271,832
Eleven Biotherapeutics, Inc. (d)	2,729	28,818
Emergent BioSolutions, Inc. (a)(d)	19,168	433,580
Enanta Pharmaceuticals, Inc. (a)(d)	6,410	275,630
Epizyme, Inc. (a)(d)	8,015	212,638
Esperion Therapeutics, Inc. (a)	4,071	119,077
Exact Sciences Corp. (a)(d)	52,648	1,267,237
Exelixis, Inc. (a)(d)	123,312	209,630
Five Prime Therapeutics, Inc. (a)	12,669	165,204
Flexion Therapeutics, Inc.	2,713	53,148
Foundation Medicine, Inc. (a)(d)	8,722	225,725
Galectin Therapeutics, Inc. (a)(d)	10,728	58,146
Galena Biopharma, Inc. (a)(d)	73,839	151,370
Genocea Biosciences, Inc. (d)	2,327	20,431
Genomic Health, Inc. (a)(d)	10,472	380,552
Geron Corp. (a)(d)	98,100	218,763
Halozyme Therapeutics, Inc. (a)(d)	67,123	645,723
Heron Therapeutics, Inc. (a)	13,895	122,554
Hyperion Therapeutics, Inc. (a)(d)	8,530	207,279
Idera Pharmaceuticals, Inc. (a)(d)	35,854	91,428
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Immune Design Corp. (a)	3,862	$ 119,683
ImmunoGen, Inc. (a)(d)	55,097	510,198
Immunomedics, Inc. (a)(d)	52,044	205,574
Infinity Pharmaceuticals, Inc. (a)	30,310	412,822
Inovio Pharmaceuticals, Inc. (a)(d)	38,063	432,396
Insmed, Inc. (a)	31,495	446,914
Insys Therapeutics, Inc. (a)(d)	6,207	252,470
Intrexon Corp. (a)(d)	22,566	503,673
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,618	1,060,164
Isis Pharmaceuticals, Inc. (a)(d)	74,596	3,435,892
Karyopharm Therapeutics, Inc. (d)	8,460	347,537
Keryx Biopharmaceuticals, Inc. (a)(d)	57,717	972,531
Kindred Biosciences, Inc. (d)	6,249	57,303
Kite Pharma, Inc. (d)	5,413	200,227
KYTHERA Biopharmaceuticals, Inc. (a)(d)	10,860	382,815
Lexicon Pharmaceuticals, Inc. (a)(d)	143,979	208,770
Ligand Pharmaceuticals, Inc. Class B (a)(d)	13,335	737,025
Loxo Oncology, Inc.	2,368	25,551
Macrogenics, Inc.	12,492	265,955
MannKind Corp. (a)(d)	143,760	863,998
Merrimack Pharmaceuticals, Inc. (a)(d)	62,126	569,695
MiMedx Group, Inc. (a)(d)	59,625	606,983
Mirati Therapeutics, Inc. (a)	4,272	71,641
Momenta Pharmaceuticals, Inc. (a)	29,841	325,565
NanoViricides, Inc. (a)(d)	23,872	90,952
Navidea Biopharmaceuticals, Inc. (a)(d)	105,156	141,961
Neuralstem, Inc. (a)(d)	43,239	118,907
Neurocrine Biosciences, Inc. (a)	48,541	898,979
NewLink Genetics Corp. (a)(d)	12,651	413,055
Northwest Biotherapeutics, Inc. (a)(d)	25,474	133,993
Novavax, Inc. (a)(d)	150,765	844,284
NPS Pharmaceuticals, Inc. (a)	67,549	1,850,843
Ohr Pharmaceutical, Inc. (a)(d)	12,525	90,806
OncoMed Pharmaceuticals, Inc. (a)(d)	7,923	164,561
Oncothyreon, Inc. (a)	51,192	92,146
Ophthotech Corp. (a)	8,648	360,795
Opko Health, Inc. (a)(d)	124,772	1,041,846
Orexigen Therapeutics, Inc. (a)(d)	79,850	324,191
Organovo Holdings, Inc. (a)(d)	38,848	254,066
Osiris Therapeutics, Inc. (a)(d)	12,856	175,227
Otonomy, Inc.	4,530	119,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(d)	9,673	$ 188,914
PDL BioPharma, Inc. (d)	101,531	866,059
Peregrine Pharmaceuticals, Inc. (a)(d)	119,732	191,571
Portola Pharmaceuticals, Inc. (a)(d)	27,400	780,900
Progenics Pharmaceuticals, Inc. (a)(d)	43,533	210,264
Prothena Corp. PLC (a)	17,648	387,021
PTC Therapeutics, Inc. (a)(d)	15,639	639,166
Puma Biotechnology, Inc. (a)	14,730	3,691,292
Radius Health, Inc. (a)	5,079	93,504
Raptor Pharmaceutical Corp. (a)(d)	40,862	392,684
Receptos, Inc. (a)	11,700	1,212,705
Regado Biosciences, Inc. (a)(d)	9,200	9,384
Regulus Therapeutics, Inc. (a)(d)	8,996	179,560
Repligen Corp. (a)(d)	20,615	519,910
Retrophin, Inc. (a)(d)	13,742	133,023
Rigel Pharmaceuticals, Inc. (a)	52,125	103,208
Sage Therapeutics, Inc. (a)	3,630	142,006
Sangamo Biosciences, Inc. (a)(d)	42,477	515,671
Sarepta Therapeutics, Inc. (a)(d)	25,305	409,182
Spectrum Pharmaceuticals, Inc. (a)(d)	41,225	312,486
Stemline Therapeutics, Inc. (a)(d)	6,877	105,837
Sunesis Pharmaceuticals, Inc. (a)(d)	30,947	52,610
Synageva BioPharma Corp. (a)(d)	13,511	1,023,323
Synergy Pharmaceuticals, Inc. (a)(d)	63,537	217,932
Synta Pharmaceuticals Corp. (a)(d)	40,869	120,972
T2 Biosystems, Inc.	3,811	61,548
TESARO, Inc. (a)(d)	12,029	334,647
TG Therapeutics, Inc. (a)(d)	14,630	160,784
Threshold Pharmaceuticals, Inc. (a)(d)	31,107	91,144
Ultragenyx Pharma, Inc. (d)	4,333	203,694
Vanda Pharmaceuticals, Inc. (a)(d)	21,196	254,564
Verastem, Inc. (a)(d)	12,470	118,340
Versartis, Inc. (a)(d)	4,127	82,169
Vital Therapies, Inc.	3,811	65,778
Xencor, Inc.	8,725	94,143
XOMA Corp. (a)(d)	52,449	225,006
Zafgen, Inc.	4,380	93,294
ZIOPHARM Oncology, Inc. (a)(d)	55,573	184,502
		55,935,740
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.	14,151	$ 745,192
Abiomed, Inc. (a)(d)	25,321	830,276
Accuray, Inc. (a)(d)	48,257	305,467
Analogic Corp.	7,969	581,259
Angiodynamics, Inc. (a)(d)	15,499	263,483
Anika Therapeutics, Inc. (a)(d)	9,412	377,798
Antares Pharma, Inc. (a)(d)	76,462	158,276
Atricure, Inc. (a)	17,126	298,677
Atrion Corp.	973	321,100
Cantel Medical Corp.	21,964	931,274
Cardiovascular Systems, Inc. (a)	17,474	541,694
Cerus Corp. (a)(d)	45,690	190,070
CONMED Corp.	17,157	720,422
Cryolife, Inc.	18,455	189,348
Cyberonics, Inc. (a)(d)	16,944	889,560
Cynosure, Inc. Class A (a)	13,981	353,579
Derma Sciences, Inc. (a)	13,484	122,704
DexCom, Inc. (a)	47,685	2,143,441
Endologix, Inc. (a)(d)	40,336	459,830
Exactech, Inc. (a)	6,708	142,880
Genmark Diagnostics, Inc. (a)(d)	26,131	297,893
Globus Medical, Inc. (a)	41,451	918,969
Greatbatch, Inc. (a)	15,649	785,423
Haemonetics Corp. (a)	33,268	1,254,869
HeartWare International, Inc. (a)(d)	10,732	827,652
ICU Medical, Inc. (a)	8,451	599,176
Inogen, Inc.	3,045	71,892
Insulet Corp. (a)(d)	35,360	1,526,491
Integra LifeSciences Holdings Corp. (a)	15,725	803,705
Invacare Corp.	20,195	317,263
K2M Group Holdings, Inc.	5,255	84,606
Ldr Holding Corp. (d)	10,625	365,925
Masimo Corp. (a)	30,522	770,375
Meridian Bioscience, Inc. (d)	26,665	494,369
Merit Medical Systems, Inc. (a)	26,870	407,081
Natus Medical, Inc. (a)	20,200	686,800
Neogen Corp. (a)(d)	23,142	1,015,934
NuVasive, Inc. (a)	29,421	1,203,319
NxStage Medical, Inc. (a)	39,791	603,232
Ocular Therapeutix, Inc.	3,683	56,239
OraSure Technologies, Inc. (a)	34,883	312,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	11,470	$ 336,645
Oxford Immunotec Global PLC (a)	7,743	119,552
PhotoMedex, Inc. (a)(d)	7,749	29,756
Quidel Corp. (a)(d)	17,840	509,332
Rockwell Medical Technologies, Inc. (a)(d)	25,494	222,308
Roka Bioscience, Inc. (a)(d)	3,328	32,947
RTI Biologics, Inc. (a)	35,733	181,881
Staar Surgical Co. (a)(d)	23,969	229,383
Steris Corp. (d)	37,157	2,296,303
SurModics, Inc. (a)	9,135	197,773
Symmetry Medical, Inc. (a)	23,155	229,235
Tandem Diabetes Care, Inc. (d)	4,991	80,155
The Spectranetics Corp. (a)(d)	26,222	833,073
Thoratec Corp. (a)	35,738	971,359
Tornier NV (a)	22,663	633,431
TransEnterix, Inc. (a)	17,071	69,991
TriVascular Technologies, Inc.	4,424	58,618
Unilife Corp. (a)(d)	68,765	252,368
Utah Medical Products, Inc.	2,238	127,118
Vascular Solutions, Inc. (a)	10,694	314,511
Veracyte, Inc.	3,870	31,231
Volcano Corp. (a)	33,906	343,129
West Pharmaceutical Services, Inc.	44,854	2,298,768
Wright Medical Group, Inc. (a)	31,477	995,303
Zeltiq Aesthetics, Inc. (a)	18,646	478,083
		35,841,999
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	27,120	1,682,796
Addus HomeCare Corp. (a)	3,762	74,751
Adeptus Health, Inc. Class A	3,556	117,988
Air Methods Corp. (a)(d)	24,849	1,173,618
Alliance Healthcare Services, Inc. (a)	2,972	71,714
Almost Family, Inc. (a)	5,570	163,981
Amedisys, Inc. (a)	17,515	457,142
AMN Healthcare Services, Inc. (a)	28,926	496,081
AmSurg Corp. (a)	26,884	1,452,005
Bio-Reference Laboratories, Inc. (a)	15,514	466,041
BioScrip, Inc. (a)(d)	42,570	275,002
BioTelemetry, Inc. (a)	15,717	131,866
Capital Senior Living Corp. (a)	18,215	409,838
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp. (d)	10,897	$ 1,126,314
Corvel Corp. (a)	7,047	242,558
Cross Country Healthcare, Inc. (a)	19,334	186,960
ExamWorks Group, Inc. (a)(d)	21,842	847,033
Five Star Quality Care, Inc. (a)	25,622	105,819
Gentiva Health Services, Inc. (a)	20,148	396,916
Hanger, Inc. (a)(d)	22,749	544,384
HealthEquity, Inc. (a)	6,536	133,334
HealthSouth Corp.	55,838	2,251,947
Healthways, Inc. (a)(d)	19,550	303,025
IPC The Hospitalist Co., Inc. (a)	10,682	445,012
Kindred Healthcare, Inc.	40,605	883,159
Landauer, Inc.	6,338	226,837
LHC Group, Inc. (a)	8,259	201,107
Magellan Health Services, Inc. (a)	17,440	1,055,469
Molina Healthcare, Inc. (a)(d)	19,078	927,954
MWI Veterinary Supply, Inc. (a)	8,160	1,384,385
National Healthcare Corp.	6,586	397,202
National Research Corp. Class A (a)	5,912	93,942
NeoStem, Inc. (a)(d)	14,093	72,297
Owens & Minor, Inc. (d)	39,968	1,331,734
PharMerica Corp. (a)	18,871	541,409
Providence Service Corp. (a)	7,133	315,136
RadNet, Inc. (a)	20,825	193,673
Select Medical Holdings Corp.	49,721	716,977
Skilled Healthcare Group, Inc. (a)	13,946	96,646
Surgical Care Affiliates, Inc.	8,317	255,166
Team Health Holdings, Inc. (a)(d)	44,237	2,766,582
The Ensign Group, Inc.	12,474	482,993
Triple-S Management Corp. (a)	15,491	342,971
Trupanion, Inc. (d)	5,358	35,684
U.S. Physical Therapy, Inc.	7,881	340,065
Universal American Spin Corp. (a)(d)	28,193	262,759
Wellcare Health Plans, Inc. (a)	27,792	1,886,243
		28,366,515
Health Care Technology - 0.6%
Castlight Health, Inc. Class B (a)	7,710	96,452
Computer Programs & Systems, Inc.	7,201	453,519
HealthStream, Inc. (a)(d)	13,193	408,455
HMS Holdings Corp. (a)(d)	55,272	1,283,969
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Imprivata, Inc.	3,768	$ 58,743
MedAssets, Inc. (a)	38,459	833,022
Medidata Solutions, Inc. (a)(d)	34,457	1,554,355
Merge Healthcare, Inc. (a)	42,085	115,734
Omnicell, Inc. (a)	23,074	745,521
Quality Systems, Inc.	32,171	486,104
Vocera Communications, Inc. (a)	15,597	161,429
		6,197,303
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (a)(d)	14,066	305,514
Affymetrix, Inc. (a)(d)	45,502	409,973
Albany Molecular Research, Inc. (a)(d)	14,601	339,619
Cambrex Corp. (a)	19,732	415,951
Enzo Biochem, Inc. (a)	20,348	106,217
Fluidigm Corp. (a)(d)	17,617	510,893
Furiex Pharmaceuticals, Inc. rights 12/31/99 (a)	4,241	41,435
Luminex Corp. (a)	24,230	460,370
Nanostring Technologies, Inc. (a)(d)	5,982	63,708
Pacific Biosciences of California, Inc. (a)	35,981	236,035
PAREXEL International Corp. (a)	35,931	1,951,413
Sequenom, Inc. (a)(d)	72,529	237,170
		5,078,298
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	14,761	97,865
Achaogen, Inc. (a)	4,109	43,638
Aerie Pharmaceuticals, Inc. (d)	6,568	165,645
Akorn, Inc. (a)(d)	39,519	1,760,571
Alimera Sciences, Inc. (a)	15,616	89,011
Amphastar Pharmaceuticals, Inc. (a)	5,887	59,694
Ampio Pharmaceuticals, Inc. (a)(d)	24,358	94,509
ANI Pharmaceuticals, Inc. (a)	4,676	158,797
Aratana Therapeutics, Inc. (a)	17,974	201,309
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)(d)	31,651	1,018,213
Avanir Pharmaceuticals, Inc. Class A (a)	122,523	1,585,448
Bio Path Holdings, Inc. (a)(d)	51,864	151,443
Biodelivery Sciences International, Inc. (a)(d)	26,969	469,261
Catalent, Inc. (a)	30,926	805,004
Cempra, Inc. (a)(d)	14,834	201,742
Corcept Therapeutics, Inc. (a)	31,772	103,259
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)(d)	36,306	$ 559,112
Egalet Corp. (d)	2,361	17,731
Endocyte, Inc. (a)(d)	23,209	138,906
Horizon Pharma PLC (a)(d)	41,241	533,659
Impax Laboratories, Inc. (a)	44,476	1,288,470
Intersect ENT, Inc.	3,777	71,725
Intra-Cellular Therapies, Inc. (a)	10,769	166,920
Lannett Co., Inc. (a)(d)	16,231	920,622
Nektar Therapeutics (a)(d)	80,014	1,103,393
Omeros Corp. (a)(d)	21,139	350,273
Pacira Pharmaceuticals, Inc. (a)(d)	22,637	2,101,166
Pain Therapeutics, Inc. (a)	22,654	39,418
Pernix Therapeutics Holdings, Inc. (a)(d)	20,772	202,527
Phibro Animal Health Corp. Class A	9,174	237,790
Pozen, Inc.	17,909	162,435
Prestige Brands Holdings, Inc. (a)	32,697	1,158,128
Relypsa, Inc. (d)	10,540	216,808
Repros Therapeutics, Inc. (a)(d)	14,363	91,061
Revance Therapeutics, Inc. (d)	5,109	102,997
Sagent Pharmaceuticals, Inc. (a)(d)	13,844	438,024
SciClone Pharmaceuticals, Inc. (a)(d)	32,294	246,726
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	10,561	91,036
Supernus Pharmaceuticals, Inc. (a)(d)	18,413	147,856
Tetraphase Pharmaceuticals, Inc. (a)	16,763	400,636
The Medicines Company (a)(d)	41,245	1,044,323
TherapeuticsMD, Inc. (a)	66,811	296,641
Theravance Biopharma, Inc. (a)	14,617	267,491
Theravance, Inc. (d)	52,055	833,921
VIVUS, Inc. (a)(d)	56,155	190,365
XenoPort, Inc. (a)	36,272	245,924
Zogenix, Inc. (a)(d)	73,155	92,907
ZS Pharma, Inc.	4,276	160,863
		20,925,263
TOTAL HEALTH CARE		152,345,118
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.7%
AAR Corp.	24,967	661,626
AeroVironment, Inc. (a)(d)	11,886	364,306
American Science & Engineering, Inc.	5,026	277,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Astronics Corp. (a)(d)	12,087	$ 626,227
Cubic Corp.	12,998	627,024
Curtiss-Wright Corp.	30,662	2,122,117
DigitalGlobe, Inc. (a)	47,992	1,372,091
Ducommun, Inc. (a)	6,827	180,301
Engility Holdings, Inc. (a)	11,255	486,216
Erickson Air-Crane, Inc. (a)(d)	3,605	50,614
Esterline Technologies Corp. (a)	20,042	2,347,119
GenCorp, Inc. (non-vtg.) (a)(d)	37,326	633,049
HEICO Corp. (d)	42,538	2,307,261
KEYW Holding Corp. (a)(d)	20,459	207,659
Kratos Defense & Security Solutions, Inc. (a)	30,333	211,421
LMI Aerospace, Inc. (a)(d)	6,405	84,418
Moog, Inc. Class A (a)	28,192	2,157,816
National Presto Industries, Inc. (d)	3,244	204,567
Orbital Sciences Corp. (a)(d)	38,111	1,002,319
SIFCO Industries, Inc.	1,510	51,370
Sparton Corp. (a)	6,444	174,632
Taser International, Inc. (a)(d)	34,036	641,238
Teledyne Technologies, Inc. (a)	23,607	2,446,393
		19,237,722
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	32,737	267,789
Atlas Air Worldwide Holdings, Inc. (a)(d)	15,860	585,551
Echo Global Logistics, Inc. (a)(d)	14,714	384,477
Forward Air Corp.	19,785	947,108
Hub Group, Inc. Class A (a)	23,231	843,053
Park-Ohio Holdings Corp.	5,501	292,158
UTi Worldwide, Inc. (a)(d)	59,577	651,177
XPO Logistics, Inc. (a)(d)	33,419	1,334,086
		5,305,399
Airlines - 0.4%
Allegiant Travel Co.	8,731	1,165,327
CHC Group Ltd. (a)	22,869	153,680
CHC Group Ltd. rights 11/14/14 (a)	19,977	0
Hawaiian Holdings, Inc. (a)(d)	28,665	497,051
JetBlue Airways Corp. (a)(d)	157,754	1,820,481
Republic Airways Holdings, Inc. (a)	31,093	389,284
SkyWest, Inc.	32,251	371,532
		4,397,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
AAON, Inc.	26,823	$ 527,072
Advanced Drain Systems, Inc. Del (a)	9,502	207,524
American Woodmark Corp. (a)	7,664	313,534
Apogee Enterprises, Inc.	18,359	805,960
Builders FirstSource, Inc. (a)(d)	31,554	187,115
Continental Building Products, Inc. (a)(d)	6,977	102,841
Gibraltar Industries, Inc. (a)	19,345	295,011
Griffon Corp.	25,077	308,196
Insteel Industries, Inc.	11,446	272,873
Masonite International Corp. (a)	18,563	1,003,516
NCI Building Systems, Inc. (a)(d)	17,400	345,738
Norcraft Companies, Inc.	4,429	75,293
Nortek, Inc. (a)	5,675	472,614
Patrick Industries, Inc. (a)	5,080	217,018
PGT, Inc. (a)	29,432	276,808
Ply Gem Holdings, Inc. (a)(d)	13,373	151,784
Quanex Building Products Corp.	23,738	475,235
Simpson Manufacturing Co. Ltd.	26,213	867,126
Trex Co., Inc. (a)(d)	21,169	910,267
Universal Forest Products, Inc.	12,559	627,573
		8,443,098
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	36,701	1,014,416
ACCO Brands Corp. (a)	73,471	604,666
ARC Document Solutions, Inc. (a)	25,666	260,510
Brady Corp. Class A	30,420	725,213
Casella Waste Systems, Inc. Class A (a)	23,252	104,634
CECO Environmental Corp. (d)	14,510	207,783
Cenveo, Inc. (a)(d)	33,001	75,242
Civeo Corp.	59,093	720,344
Deluxe Corp.	31,677	1,925,962
Ennis, Inc.	17,569	260,548
G&K Services, Inc. Class A	12,866	811,459
Healthcare Services Group, Inc. (d)	44,901	1,337,152
Heritage-Crystal Clean, Inc. (a)(d)	5,455	98,954
Herman Miller, Inc.	37,321	1,194,272
HNI Corp. (d)	28,480	1,328,592
InnerWorkings, Inc. (a)(d)	22,137	201,004
Interface, Inc.	42,587	682,670
Kimball International, Inc. Class B	21,555	387,559
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc.	30,570	$ 608,037
Matthews International Corp. Class A	18,663	859,991
McGrath RentCorp.	16,361	597,667
Mobile Mini, Inc.	29,420	1,289,479
Msa Safety, Inc.	18,768	1,078,597
Multi-Color Corp.	7,805	384,787
NL Industries, Inc.	4,051	29,532
Performant Financial Corp. (a)	19,717	170,158
Quad/Graphics, Inc.	17,404	383,758
Quest Resource Holding Corp. (a)	7,584	11,831
SP Plus Corp. (a)(d)	9,849	214,905
Steelcase, Inc. Class A	52,156	924,204
Team, Inc. (a)	13,125	553,088
Tetra Tech, Inc.	41,247	1,105,832
The Brink's Co.	31,702	665,742
U.S. Ecology, Inc.	13,624	685,015
UniFirst Corp.	9,378	1,046,210
United Stationers, Inc.	25,597	1,069,187
Viad Corp.	12,820	327,038
West Corp.	24,289	777,248
		24,723,286
Construction & Engineering - 0.8%
Aegion Corp. (a)	23,819	436,364
Ameresco, Inc. Class A (a)	11,827	97,454
Argan, Inc.	7,813	271,971
Comfort Systems U.S.A., Inc.	23,816	365,814
Dycom Industries, Inc. (a)	22,122	694,410
EMCOR Group, Inc.	42,427	1,872,304
Furmanite Corp. (a)	24,871	186,035
Granite Construction, Inc.	25,265	932,531
Great Lakes Dredge & Dock Corp. (a)	37,930	265,131
Layne Christensen Co. (a)(d)	11,810	85,032
MasTec, Inc. (a)(d)	41,167	1,179,023
MYR Group, Inc. (a)	13,293	344,820
Northwest Pipe Co. (a)	6,673	238,760
Orion Marine Group, Inc. (a)	18,658	204,492
Pike Corp. (a)	16,887	201,631
Primoris Services Corp.	24,039	690,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Sterling Construction Co., Inc. (a)	11,179	$ 98,599
Tutor Perini Corp. (a)	24,175	677,142
		8,841,913
Electrical Equipment - 1.0%
AZZ, Inc.	16,180	756,577
Capstone Turbine Corp. (a)(d)	205,380	205,380
Encore Wire Corp.	12,921	490,223
EnerSys	29,899	1,877,657
Enphase Energy, Inc. (a)	11,388	171,048
Franklin Electric Co., Inc.	30,237	1,129,050
FuelCell Energy, Inc. (a)(d)	145,878	294,674
Generac Holdings, Inc. (a)(d)	43,693	1,981,041
General Cable Corp.	30,342	429,946
Global Power Equipment Group, Inc.	11,362	154,864
GrafTech International Ltd. (a)(d)	76,511	328,232
LSI Industries, Inc.	12,827	91,841
Plug Power, Inc. (a)(d)	107,608	506,834
Polypore International, Inc. (a)(d)	28,397	1,247,196
Powell Industries, Inc.	5,815	264,757
Power Solutions International, Inc. (a)(d)	2,799	183,335
PowerSecure International, Inc. (a)(d)	13,984	156,201
Preformed Line Products Co.	1,574	89,702
Revolution Lighting Technologies, Inc. (a)(d)	19,498	33,732
TCP International Holdings Ltd.	4,698	32,604
Thermon Group Holdings, Inc. (a)	21,667	528,025
Vicor Corp. (a)	10,967	149,261
		11,102,180
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	22,707	575,622
Machinery - 3.2%
Accuride Corp. (a)	22,917	110,460
Actuant Corp. Class A	44,292	1,403,613
Alamo Group, Inc.	4,570	195,779
Albany International Corp. Class A	17,566	663,643
Altra Industrial Motion Corp.	17,203	542,239
American Railcar Industries, Inc. (d)	5,987	394,004
ARC Group Worldwide, Inc. (a)(d)	1,827	24,920
Astec Industries, Inc.	11,881	450,409
Barnes Group, Inc.	34,188	1,249,913
Blount International, Inc. (a)	30,780	471,242
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Briggs & Stratton Corp.	29,069	$ 587,484
Chart Industries, Inc. (a)(d)	19,190	893,295
CIRCOR International, Inc.	11,168	839,275
CLARCOR, Inc. (d)	31,896	2,135,756
Columbus McKinnon Corp. (NY Shares)	12,412	353,121
Commercial Vehicle Group, Inc. (a)	15,755	103,195
Douglas Dynamics, Inc.	13,946	289,101
Dynamic Materials Corp.	9,430	171,720
Energy Recovery, Inc. (a)(d)	22,919	104,969
EnPro Industries, Inc. (a)	14,312	923,553
ESCO Technologies, Inc.	16,514	627,862
ExOne Co. (a)(d)	6,208	152,531
Federal Signal Corp.	40,065	568,923
FreightCar America, Inc. (d)	7,499	247,242
Global Brass & Copper Holdings, Inc.	14,721	206,094
Gorman-Rupp Co.	12,002	380,943
Graham Corp.	6,434	215,539
Greenbrier Companies, Inc. (d)	17,364	1,085,945
Harsco Corp.	51,339	1,113,030
Hillenbrand, Inc.	39,684	1,321,080
Hurco Companies, Inc.	4,060	156,432
Hyster-Yale Materials Handling Class A	6,475	508,223
John Bean Technologies Corp.	18,552	556,003
Kadant, Inc.	6,961	287,768
L.B. Foster Co. Class A	6,650	359,699
Lindsay Corp. (d)	8,084	708,967
Lydall, Inc. (a)	10,589	327,518
Manitex International, Inc. (a)(d)	8,231	94,080
Meritor, Inc. (a)	61,819	710,300
Miller Industries, Inc.	6,730	133,052
Mueller Industries, Inc.	35,974	1,167,716
Mueller Water Products, Inc. Class A	100,357	990,524
NN, Inc.	11,024	275,600
Omega Flex, Inc.	1,714	45,627
Proto Labs, Inc. (a)(d)	14,269	932,765
RBC Bearings, Inc.	14,737	895,273
Rexnord Corp. (a)(d)	47,717	1,410,037
Standex International Corp.	8,068	695,865
Sun Hydraulics Corp.	14,270	568,089
Tennant Co.	11,639	858,143
Titan International, Inc. (d)	27,611	291,572
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	28,531	$ 903,291
Twin Disc, Inc.	4,920	128,018
Wabash National Corp. (a)	43,125	444,188
Watts Water Technologies, Inc. Class A	17,921	1,086,550
Woodward, Inc.	41,940	2,147,747
Xerium Technologies, Inc. (a)	6,493	96,876
		34,606,803
Marine - 0.2%
Baltic Trading Ltd.	29,297	109,864
International Shipholding Corp.	3,385	67,835
Knightsbridge Shipping Ltd. (d)	21,042	184,749
Matson, Inc.	27,083	771,595
Navios Maritime Holdings, Inc.	52,394	308,601
Safe Bulkers, Inc.	24,617	131,455
Scorpio Bulkers, Inc. (a)	84,211	411,792
Ultrapetrol (Bahamas) Ltd. (a)	12,724	38,299
		2,024,190
Professional Services - 1.4%
Acacia Research Corp.	32,187	579,366
Advisory Board Co. (a)(d)	23,062	1,237,738
Barrett Business Services, Inc. (d)	4,470	105,090
CBIZ, Inc. (a)(d)	27,427	253,151
CDI Corp.	8,395	144,310
Corp. Resources Services, Inc. (a)(d)	10,455	12,755
Corporate Executive Board Co.	21,336	1,572,463
CRA International, Inc. (a)	6,538	196,140
Exponent, Inc.	8,211	655,402
Franklin Covey Co. (a)	6,522	127,896
FTI Consulting, Inc. (a)(d)	25,718	1,038,493
GP Strategies Corp. (a)	9,223	305,835
Heidrick & Struggles International, Inc.	11,441	238,202
Hill International, Inc. (a)	19,449	75,462
Huron Consulting Group, Inc. (a)	14,778	1,028,697
ICF International, Inc. (a)	12,445	452,251
Insperity, Inc.	14,016	442,345
Kelly Services, Inc. Class A (non-vtg.)	17,228	303,730
Kforce, Inc.	17,382	402,393
Korn/Ferry International (a)	31,497	879,711
MISTRAS Group, Inc. (a)	10,640	175,454
Navigant Consulting, Inc. (a)	30,673	472,057
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
On Assignment, Inc. (a)	34,151	$ 993,794
Paylocity Holding Corp. (a)(d)	5,698	139,601
Pendrell Corp. (a)	108,451	181,113
Resources Connection, Inc.	24,572	380,129
RPX Corp. (a)	34,266	481,437
TriNet Group, Inc.	9,791	292,947
TrueBlue, Inc. (a)	26,177	647,095
VSE Corp.	2,955	178,127
WageWorks, Inc. (a)(d)	22,121	1,261,118
		15,254,302
Road & Rail - 0.7%
ArcBest Corp.	16,489	638,124
Celadon Group, Inc.	13,187	256,619
Heartland Express, Inc. (d)	34,175	859,160
Knight Transportation, Inc. (d)	37,751	1,104,594
Marten Transport Ltd.	14,815	290,670
P.A.M. Transportation Services, Inc. (a)	1,918	82,436
Patriot Transportation Holding, Inc. (a)	4,564	193,331
Quality Distribution, Inc. (a)	17,299	224,195
Roadrunner Transportation Systems, Inc. (a)	17,703	364,859
Saia, Inc. (a)	15,580	763,732
Swift Transporation Co. (a)	53,803	1,328,934
U.S.A. Truck, Inc. (a)(d)	3,730	63,037
Universal Truckload Services, Inc.	3,914	103,016
Werner Enterprises, Inc. (d)	28,245	777,867
YRC Worldwide, Inc. (a)(d)	20,462	438,705
		7,489,279
Trading Companies & Distributors - 0.9%
Aceto Corp.	18,417	418,803
Aircastle Ltd.	41,785	797,258
Applied Industrial Technologies, Inc.	26,986	1,317,187
Beacon Roofing Supply, Inc. (a)(d)	30,945	856,248
CAI International, Inc. (a)(d)	10,274	216,268
DXP Enterprises, Inc. (a)	8,301	550,273
General Finance Corp. (a)(d)	6,592	56,823
H&E Equipment Services, Inc.	19,712	737,032
Houston Wire & Cable Co.	10,578	143,438
Kaman Corp.	17,081	735,508
Rush Enterprises, Inc. Class A (a)	21,694	826,541
Stock Building Supply Holdings, Inc. (a)	9,260	145,289
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
TAL International Group, Inc. (d)	21,458	$ 925,484
Textainer Group Holdings Ltd.	13,495	464,768
Titan Machinery, Inc. (a)(d)	11,379	156,575
Watsco, Inc.	16,100	1,636,082
		9,983,577
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	33,112	587,738
TOTAL INDUSTRIALS		152,572,464
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	35,862	760,633
Alliance Fiber Optic Products, Inc. (d)	7,495	96,760
Applied Optoelectronics, Inc. (a)(d)	9,285	149,860
Aruba Networks, Inc. (a)	68,127	1,470,181
Bel Fuse, Inc. Class B (non-vtg.)	6,606	186,884
Black Box Corp.	9,751	214,424
CalAmp Corp. (a)(d)	23,377	450,709
Calix Networks, Inc. (a)	26,074	281,860
Ciena Corp. (a)(d)	66,260	1,110,518
Clearfield, Inc. (a)(d)	6,790	99,677
Comtech Telecommunications Corp.	9,549	363,530
Digi International, Inc. (a)	15,110	125,111
Emulex Corp. (a)	47,302	267,729
Extreme Networks, Inc. (a)(d)	59,707	214,348
Finisar Corp. (a)(d)	60,980	1,019,586
Harmonic, Inc. (a)	59,456	396,572
Infinera Corp. (a)(d)	78,134	1,135,287
InterDigital, Inc. (d)	25,466	1,258,784
Ixia (a)	36,421	350,734
KVH Industries, Inc. (a)	9,444	122,016
NETGEAR, Inc. (a)(d)	23,277	792,349
NumereX Corp. Class A (a)(d)	8,706	113,526
Oclaro, Inc. (a)(d)	55,745	87,520
Oplink Communications, Inc.	11,019	229,746
Parkervision, Inc. (a)(d)	57,595	75,449
Plantronics, Inc.	27,302	1,416,155
Polycom, Inc. (a)	87,299	1,141,871
Procera Networks, Inc. (a)(d)	12,303	92,149
Ruckus Wireless, Inc. (a)(d)	40,912	531,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ShoreTel, Inc. (a)	39,078	$ 316,141
Sonus Networks, Inc. (a)	154,493	536,091
Tessco Technologies, Inc.	3,396	107,823
Ubiquiti Networks, Inc. (d)	18,714	669,400
ViaSat, Inc. (a)(d)	26,437	1,656,014
		17,840,475
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	8,728	98,626
Anixter International, Inc.	17,379	1,480,169
Badger Meter, Inc.	9,171	522,013
Belden, Inc.	27,831	1,981,289
Benchmark Electronics, Inc. (a)	34,402	816,015
Checkpoint Systems, Inc. (a)	26,051	345,436
Cognex Corp. (a)	55,232	2,184,978
Coherent, Inc. (a)	15,837	1,031,781
Control4 Corp. (a)	6,806	105,561
CTS Corp.	21,270	391,368
CUI Global, Inc. (a)(d)	12,284	100,483
Daktronics, Inc.	23,630	314,515
DTS, Inc. (a)	10,558	314,417
Electro Rent Corp.	9,767	148,849
Electro Scientific Industries, Inc.	14,574	103,475
Fabrinet (a)	21,855	397,980
FARO Technologies, Inc. (a)	11,226	628,656
FEI Co.	26,871	2,264,688
GSI Group, Inc. (a)	19,377	248,994
II-VI, Inc. (a)	33,295	449,150
Insight Enterprises, Inc. (a)	26,373	599,986
InvenSense, Inc. (a)(d)	44,785	725,965
Itron, Inc. (a)	24,754	963,673
KEMET Corp. (a)	32,091	154,037
Littelfuse, Inc.	14,172	1,382,337
Maxwell Technologies, Inc. (a)(d)	18,764	218,788
Mercury Systems, Inc. (a)	20,862	291,651
Mesa Laboratories, Inc.	1,660	126,774
Methode Electronics, Inc. Class A	23,919	941,930
MTS Systems Corp.	9,508	627,623
Multi-Fineline Electronix, Inc. (a)	5,253	53,318
Newport Corp. (a)	25,069	448,484
OSI Systems, Inc. (a)	12,546	889,260
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Park Electrochemical Corp.	13,094	$ 337,825
PC Connection, Inc.	5,758	137,328
Plexus Corp. (a)	22,128	914,993
RealD, Inc. (a)	25,144	284,630
Rofin-Sinar Technologies, Inc. (a)	17,955	402,012
Rogers Corp. (a)	11,456	783,247
Sanmina Corp. (a)	52,251	1,309,933
ScanSource, Inc. (a)	18,350	700,603
Speed Commerce, Inc. (a)(d)	29,048	86,273
SYNNEX Corp.	17,968	1,243,026
TTM Technologies, Inc. (a)(d)	34,812	240,551
Universal Display Corp. (a)(d)	25,549	799,173
Viasystems Group, Inc. (a)	3,082	48,911
Vishay Precision Group, Inc. (a)	7,578	128,750
		28,769,524
Internet Software & Services - 2.5%
Aerohive Networks, Inc. (d)	5,673	28,365
Amber Road, Inc. (a)(d)	5,314	70,942
Angie's List, Inc. (a)(d)	27,321	190,427
Bankrate, Inc. (a)(d)	43,907	476,830
Bazaarvoice, Inc. (a)(d)	31,486	234,571
Benefitfocus, Inc. (a)(d)	2,911	80,664
Blucora, Inc. (a)(d)	26,765	453,667
Borderfree, Inc. (a)	3,558	38,996
Brightcove, Inc. (a)(d)	19,113	122,514
Carbonite, Inc. (a)	10,542	115,329
Care.com, Inc.	3,912	32,470
ChannelAdvisor Corp. (a)(d)	12,947	179,834
comScore, Inc. (a)	21,992	926,743
Constant Contact, Inc. (a)(d)	20,430	722,405
Conversant, Inc. (a)	42,436	1,495,869
Cornerstone OnDemand, Inc. (a)(d)	33,635	1,219,941
Cvent, Inc. (a)(d)	11,233	291,384
DealerTrack Holdings, Inc. (a)(d)	34,231	1,610,569
Demand Media, Inc. (a)	5,194	36,566
Demandware, Inc. (a)(d)	18,927	1,134,674
Dice Holdings, Inc. (a)	24,356	242,829
Digital River, Inc. (a)	20,794	531,703
E2open, Inc. (a)(d)	13,807	80,633
EarthLink Holdings Corp.	64,564	231,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Endurance International Group Holdings, Inc. (d)	18,810	$ 312,622
Envestnet, Inc. (a)	21,647	961,560
Everyday Health, Inc.	4,504	61,570
Five9, Inc. (d)	7,262	31,953
Global Eagle Entertainment, Inc. (a)(d)	23,826	291,392
Gogo, Inc. (a)(d)	35,093	582,895
GrubHub, Inc.	5,576	202,743
GTT Communications, Inc. (a)	8,389	108,889
Internap Network Services Corp. (a)	34,567	276,882
IntraLinks Holdings, Inc. (a)	24,716	213,546
j2 Global, Inc.	29,990	1,622,159
Limelight Networks, Inc. (a)	35,565	86,779
Liquidity Services, Inc. (a)	15,816	202,128
LivePerson, Inc. (a)	35,132	505,901
LogMeIn, Inc. (a)	15,248	732,666
Marchex, Inc. Class B	19,556	74,899
Marin Software, Inc. (a)(d)	17,293	154,772
Marketo, Inc. (a)(d)	16,129	520,483
Millennial Media, Inc. (a)(d)	44,886	92,016
Monster Worldwide, Inc. (a)	57,169	220,672
Move, Inc. (a)	24,815	519,874
NIC, Inc.	42,199	777,728
Opower, Inc. (d)	4,625	83,990
Perficient, Inc. (a)	21,953	363,981
Q2 Holdings, Inc. (a)	5,889	88,865
QuinStreet, Inc. (a)	20,658	83,665
RealNetworks, Inc. (a)	13,674	94,351
Reis, Inc.	4,919	115,105
Rightside Group Ltd. (a)(d)	5,194	49,187
Rocket Fuel, Inc. (a)(d)	11,452	178,880
SciQuest, Inc. (a)(d)	17,214	256,661
Shutterstock, Inc. (a)(d)	9,914	770,913
SPS Commerce, Inc. (a)(d)	10,403	606,495
Stamps.com, Inc. (a)	8,880	327,672
TechTarget, Inc. (a)	9,871	94,169
Textura Corp. (a)	11,587	308,678
Travelzoo, Inc. (a)	4,378	57,308
Tremor Video, Inc. (a)(d)	21,123	49,639
TrueCar, Inc. (d)	4,630	77,784
Trulia, Inc. (a)	23,259	1,085,032
Unwired Planet, Inc. (a)(d)	58,346	90,436
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)(d)	21,143	$ 1,413,621
Web.com Group, Inc. (a)(d)	32,745	672,255
WebMD Health Corp. (a)(d)	24,456	1,043,782
Wix.com Ltd. (a)	8,708	147,949
XO Group, Inc. (a)	17,312	220,382
Xoom Corp. (a)(d)	19,288	291,249
YuMe, Inc. (a)(d)	10,795	53,867
Zix Corp. (a)	39,832	131,446
		27,860,555
IT Services - 2.5%
Acxiom Corp. (a)	48,580	915,247
Blackhawk Network Holdings, Inc. (a)(d)	33,518	1,158,382
CACI International, Inc. Class A (a)	14,644	1,205,055
Cardtronics, Inc. (a)(d)	28,352	1,088,433
Cass Information Systems, Inc.	7,355	349,657
Ciber, Inc. (a)	51,158	167,287
Computer Task Group, Inc.	8,967	78,910
Convergys Corp.	63,949	1,289,851
CSG Systems International, Inc. (d)	21,512	570,283
Datalink Corp. (a)	12,828	162,274
EPAM Systems, Inc. (a)(d)	22,634	1,080,547
Euronet Worldwide, Inc. (a)	32,385	1,738,103
EVERTEC, Inc.	41,255	936,489
ExlService Holdings, Inc. (a)	20,676	578,721
Forrester Research, Inc.	7,134	287,358
Global Cash Access Holdings, Inc. (a)	40,896	298,132
Hackett Group, Inc.	14,936	104,701
Heartland Payment Systems, Inc. (d)	22,747	1,174,883
Higher One Holdings, Inc. (a)	20,233	51,999
iGATE Corp. (a)	23,201	859,597
Information Services Group, Inc. (a)	19,445	82,252
Lionbridge Technologies, Inc. (a)	40,342	194,852
Luxoft Holding, Inc. (a)	4,902	196,031
ManTech International Corp. Class A	15,041	423,555
Maximus, Inc.	42,844	2,076,220
ModusLink Global Solutions, Inc. (a)(d)	22,019	77,067
MoneyGram International, Inc. (a)	18,199	156,511
Neustar, Inc. Class A (a)(d)	35,321	932,828
PRG-Schultz International, Inc. (a)	17,907	94,728
Sapient Corp. (a)	72,202	1,250,539
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Science Applications International Corp.	26,704	$ 1,306,093
ServiceSource International, Inc. (a)(d)	44,919	171,591
Sykes Enterprises, Inc. (a)	25,490	549,055
Syntel, Inc. (a)	9,743	843,841
Teletech Holdings, Inc. (a)	11,022	284,478
Unisys Corp. (a)(d)	32,225	826,249
Virtusa Corp. (a)	16,445	673,916
WEX, Inc. (a)	24,555	2,788,466
		27,024,181
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (a)(d)	26,008	514,438
Alpha & Omega Semiconductor Ltd. (a)	12,868	119,286
Ambarella, Inc. (a)(d)	18,393	814,626
Amkor Technology, Inc. (a)	53,614	363,503
Applied Micro Circuits Corp. (a)(d)	48,521	313,931
Audience, Inc. (a)(d)	8,339	31,104
Axcelis Technologies, Inc. (a)	78,623	171,398
Brooks Automation, Inc.	41,840	515,887
Cabot Microelectronics Corp. (a)	15,300	737,919
Cascade Microtech, Inc. (a)	7,609	81,721
Cavium, Inc. (a)(d)	33,636	1,725,863
Ceva, Inc. (a)	13,726	223,734
Cirrus Logic, Inc. (a)(d)	39,005	752,797
Cohu, Inc.	16,036	163,567
Cypress Semiconductor Corp. (d)	99,244	983,508
Diodes, Inc. (a)	23,216	599,669
DSP Group, Inc. (a)	13,188	127,792
Entegris, Inc. (a)	88,729	1,204,940
Entropic Communications, Inc. (a)	58,908	147,270
Exar Corp. (a)	24,946	238,234
Fairchild Semiconductor International, Inc. (a)	78,648	1,207,247
FormFactor, Inc. (a)	34,688	276,463
Inphi Corp. (a)	19,574	303,006
Integrated Device Technology, Inc. (a)	84,891	1,393,061
Integrated Silicon Solution, Inc.	18,941	257,219
International Rectifier Corp. (a)	44,781	1,780,940
Intersil Corp. Class A	81,293	1,080,384
IXYS Corp.	16,048	187,280
Kopin Corp. (a)	43,659	165,904
Lattice Semiconductor Corp. (a)	74,436	499,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions, Inc. (a)	7,533	$ 165,651
MaxLinear, Inc. Class A (a)	16,588	117,609
Micrel, Inc.	27,687	336,120
Microsemi Corp. (a)	60,809	1,585,291
MKS Instruments, Inc.	34,090	1,240,876
Monolithic Power Systems, Inc.	24,280	1,072,933
Nanometrics, Inc. (a)	15,297	207,121
NVE Corp. (a)	3,019	216,402
Omnivision Technologies, Inc. (a)	35,568	952,511
PDF Solutions, Inc. (a)	19,293	250,230
Peregrine Semiconductor Corp. (a)	17,259	214,529
Pericom Semiconductor Corp. (a)	15,852	173,262
Photronics, Inc. (a)	38,715	348,048
PMC-Sierra, Inc. (a)	111,806	870,969
Power Integrations, Inc.	19,193	966,559
QuickLogic Corp. (a)(d)	32,838	94,573
Rambus, Inc. (a)(d)	71,814	822,270
RF Micro Devices, Inc. (a)(d)	181,429	2,360,391
Rubicon Technology, Inc. (a)(d)	15,576	69,002
Rudolph Technologies, Inc. (a)(d)	21,697	190,500
Semtech Corp. (a)	42,322	1,074,132
Silicon Image, Inc. (a)	48,985	262,560
Silicon Laboratories, Inc. (a)	27,592	1,257,919
Spansion, Inc. Class A (a)	38,102	784,139
Synaptics, Inc. (a)(d)	22,836	1,562,667
Tessera Technologies, Inc.	34,012	1,033,625
TriQuint Semiconductor, Inc. (a)	108,719	2,351,592
Ultra Clean Holdings, Inc. (a)	18,479	162,246
Ultratech, Inc. (a)(d)	17,399	332,843
Veeco Instruments, Inc. (a)(d)	25,195	906,768
Vitesse Semiconductor Corp. (a)	42,948	149,459
Xcerra Corp. (a)	33,051	280,603
		39,395,557
Software - 4.3%
A10 Networks, Inc. (a)(d)	7,573	33,321
ACI Worldwide, Inc. (a)	71,841	1,382,221
Actuate Corp. (a)	27,427	117,662
Advent Software, Inc.	32,544	1,124,721
American Software, Inc. Class A	14,670	141,712
Aspen Technology, Inc. (a)	58,678	2,166,979
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
AVG Technologies NV (a)	21,623	$ 387,484
Barracuda Networks, Inc.	5,113	164,383
Blackbaud, Inc.	29,065	1,293,393
Bottomline Technologies, Inc. (a)(d)	26,342	660,921
BroadSoft, Inc. (a)	17,900	409,910
Callidus Software, Inc. (a)	28,910	407,342
CommVault Systems, Inc. (a)	30,178	1,338,093
Compuware Corp.	138,830	1,409,125
Comverse, Inc. (a)	14,159	308,666
Covisint Corp. (a)(d)	23,900	69,071
Cyan, Inc. (a)	16,369	51,562
Digimarc Corp. (d)	3,889	112,742
Ebix, Inc. (d)	19,075	281,356
Ellie Mae, Inc. (a)(d)	18,140	696,213
EnerNOC, Inc. (a)(d)	16,738	247,220
EPIQ Systems, Inc.	19,339	310,198
ePlus, Inc. (a)	3,423	209,043
Fair Isaac Corp.	20,810	1,296,463
Fleetmatics Group PLC (a)(d)	23,643	878,101
Gigamon, Inc. (a)(d)	15,137	226,147
Globant SA (a)	4,326	55,978
Glu Mobile, Inc. (a)(d)	55,520	214,862
Guidance Software, Inc. (a)(d)	10,611	71,412
Guidewire Software, Inc. (a)(d)	43,312	2,163,001
Imperva, Inc. (a)(d)	14,242	583,495
Infoblox, Inc. (a)	34,998	564,868
Interactive Intelligence Group, Inc. (a)(d)	10,494	506,440
Jive Software, Inc. (a)	27,963	170,854
Kofax Ltd. (a)(d)	46,197	293,351
Manhattan Associates, Inc. (a)	48,097	1,929,171
Mavenir Systems, Inc. (d)	7,576	92,882
Mentor Graphics Corp.	60,941	1,291,340
MicroStrategy, Inc. Class A (a)	5,725	921,038
MobileIron, Inc. (d)	7,777	78,237
Model N, Inc. (a)	11,476	111,891
Monotype Imaging Holdings, Inc.	25,059	716,938
NetScout Systems, Inc. (a)	22,958	846,232
Park City Group, Inc. (a)(d)	5,682	47,842
Paycom Software, Inc. (d)	3,880	68,870
Pegasystems, Inc.	22,188	480,814
Progress Software Corp. (a)	32,310	836,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Proofpoint, Inc. (a)(d)	23,396	$ 1,030,360
PROS Holdings, Inc. (a)	14,791	413,852
QAD, Inc. Class A	3,641	78,318
Qlik Technologies, Inc. (a)	57,144	1,620,032
Qualys, Inc. (a)(d)	12,548	402,540
Rally Software Development Corp. (a)(d)	15,523	158,645
RealPage, Inc. (a)	33,350	662,665
Rosetta Stone, Inc. (a)	12,641	120,974
Sapiens International Corp. NV (a)(d)	14,597	115,608
SeaChange International, Inc. (a)	22,353	151,106
Silver Spring Networks, Inc. (a)(d)	21,892	209,725
SS&C Technologies Holdings, Inc. (a)	43,548	2,104,239
Synchronoss Technologies, Inc. (a)(d)	22,235	1,148,882
Take-Two Interactive Software, Inc. (a)	52,957	1,400,713
Tangoe, Inc. (a)(d)	24,368	357,479
TeleCommunication Systems, Inc. Class A (a)	28,669	82,567
TeleNav, Inc. (a)	16,217	117,087
The Rubicon Project, Inc.	4,713	54,011
TiVo, Inc. (a)	72,745	949,322
Tubemogul, Inc. (a)(d)	2,383	37,032
Tyler Technologies, Inc. (a)	20,927	2,342,150
Ultimate Software Group, Inc. (a)	18,044	2,715,802
Varonis Systems, Inc. (d)	3,172	61,791
Vasco Data Security International, Inc. (a)	18,827	476,700
Verint Systems, Inc. (a)	37,989	2,183,988
VirnetX Holding Corp. (a)(d)	26,407	155,009
Vringo, Inc. (a)	42,545	43,821
Zendesk, Inc. (d)	7,085	184,210
		47,149,022
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (a)(d)	26,022	901,923
Dot Hill Systems Corp. (a)	38,915	153,714
Eastman Kodak Co. (a)(d)	11,022	237,745
Electronics for Imaging, Inc. (a)	29,351	1,341,928
Immersion Corp. (a)	17,732	149,303
Intevac, Inc. (a)	14,235	105,339
Nimble Storage, Inc.	5,771	157,895
QLogic Corp. (a)	54,997	649,515
Quantum Corp. (a)(d)	161,055	206,150
Silicon Graphics International Corp. (a)(d)	21,692	188,287
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)	21,641	$ 691,646
Violin Memory, Inc. (a)(d)	50,083	242,402
		5,025,847
TOTAL INFORMATION TECHNOLOGY		193,065,161
MATERIALS - 4.8%
Chemicals - 2.3%
A. Schulman, Inc.	18,514	655,581
Advanced Emissions Solutions, Inc. (a)	13,554	274,062
American Vanguard Corp.	18,054	208,343
Axiall Corp.	44,415	1,789,925
Balchem Corp.	19,185	1,241,270
Calgon Carbon Corp. (a)	33,646	707,575
Chase Corp.	4,011	143,875
Chemtura Corp. (a)	58,301	1,357,830
Ferro Corp. (a)	45,275	594,008
Flotek Industries, Inc. (a)(d)	33,985	753,108
FutureFuel Corp.	13,746	183,097
H.B. Fuller Co.	31,815	1,335,276
Hawkins, Inc.	7,110	273,806
Innophos Holdings, Inc.	13,810	787,170
Innospec, Inc.	15,520	626,542
Intrepid Potash, Inc. (a)(d)	35,391	476,009
KMG Chemicals, Inc.	5,722	101,279
Koppers Holdings, Inc.	12,730	502,580
Kraton Performance Polymers, Inc. (a)	20,456	365,958
Kronos Worldwide, Inc.	14,059	188,953
Landec Corp. (a)	17,787	223,938
LSB Industries, Inc. (a)(d)	12,065	452,799
Marrone Bio Innovations, Inc. (a)(d)	10,289	26,957
Minerals Technologies, Inc.	21,809	1,672,968
Olin Corp.	50,560	1,225,574
OM Group, Inc.	20,715	539,211
OMNOVA Solutions, Inc. (a)	29,923	210,359
PolyOne Corp.	59,651	2,207,684
Quaker Chemical Corp.	8,628	708,186
Rentech, Inc. (a)(d)	142,734	226,947
Senomyx, Inc. (a)(d)	26,496	209,848
Sensient Technologies Corp.	31,267	1,850,381
Stepan Co.	12,021	532,290
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Taminco Corp. (a)	17,779	$ 460,298
Trecora Resources (a)	13,067	171,831
Tredegar Corp.	15,662	297,891
Trinseo SA	7,226	104,416
Tronox Ltd. Class A	38,803	938,257
Zep, Inc.	14,994	240,804
		24,866,886
Construction Materials - 0.1%
Headwaters, Inc. (a)	46,133	585,889
U.S. Concrete, Inc. (a)(d)	8,820	217,854
United States Lime & Minerals, Inc.	1,168	81,888
		885,631
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	2,664	122,517
Berry Plastics Group, Inc. (a)	56,905	1,480,668
Graphic Packaging Holding Co. (a)	206,089	2,499,860
Myers Industries, Inc.	17,165	256,445
UFP Technologies, Inc. (a)	3,614	79,580
		4,439,070
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	11,179	82,166
AK Steel Holding Corp. (a)(d)	112,133	848,847
Allied Nevada Gold Corp. (a)(d)	65,235	90,677
Ampco-Pittsburgh Corp.	4,943	107,708
Century Aluminum Co. (a)	32,475	950,868
Coeur d'Alene Mines Corp. (a)(d)	65,086	240,818
Commercial Metals Co.	74,531	1,288,641
Globe Specialty Metals, Inc.	41,712	784,603
Gold Resource Corp.	22,422	87,222
Handy & Harman Ltd. (a)	2,913	102,858
Haynes International, Inc.	7,756	360,576
Hecla Mining Co. (d)	228,935	499,078
Horsehead Holding Corp. (a)(d)	33,073	519,577
Kaiser Aluminum Corp.	11,423	794,470
Materion Corp.	12,964	511,430
Molycorp, Inc. (a)(d)	114,099	157,457
Noranda Aluminium Holding Corp.	26,406	116,450
Olympic Steel, Inc.	5,422	109,091
RTI International Metals, Inc. (a)	20,086	473,025
Ryerson Holding Corp.	6,859	87,658
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A (d)	16,587	$ 390,624
Stillwater Mining Co. (a)(d)	75,574	992,287
SunCoke Energy, Inc.	44,078	1,053,464
U.S. Silica Holdings, Inc. (d)	34,231	1,536,972
Universal Stainless & Alloy Products, Inc. (a)	4,205	108,111
Walter Energy, Inc. (d)	39,199	94,470
Worthington Industries, Inc.	32,509	1,256,473
		13,645,621
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)	24,832	895,442
Clearwater Paper Corp. (a)	12,853	827,091
Deltic Timber Corp.	6,973	453,873
Kapstone Paper & Packaging Corp. (a)	53,744	1,653,165
Louisiana-Pacific Corp. (a)(d)	89,813	1,311,270
Neenah Paper, Inc.	10,486	639,751
P.H. Glatfelter Co.	27,012	681,513
Resolute Forest Products (a)	43,005	798,173
Schweitzer-Mauduit International, Inc.	19,255	829,120
Wausau-Mosinee Paper Corp.	26,539	262,471
		8,351,869
TOTAL MATERIALS		52,189,077
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(d)	55,174	433,668
Atlantic Tele-Network, Inc.	5,956	400,184
Cincinnati Bell, Inc. (a)	132,013	484,488
Cogent Communications Group, Inc.	29,506	1,001,434
Consolidated Communications Holdings, Inc. (d)	32,483	841,310
FairPoint Communications, Inc. (a)(d)	13,068	216,929
General Communications, Inc. Class A (a)	22,561	264,641
Globalstar, Inc. (a)(d)	171,252	405,867
Hawaiian Telcom Holdco, Inc. (a)(d)	6,304	169,578
IDT Corp. Class B	11,264	185,631
inContact, Inc. (a)(d)	38,344	341,262
Inteliquent, Inc.	20,216	340,235
Intelsat SA (a)(d)	17,203	334,770
Iridium Communications, Inc. (a)(d)	50,926	483,797
Lumos Networks Corp.	12,185	209,582
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
ORBCOMM, Inc. (a)	29,960	$ 189,347
Premiere Global Services, Inc. (a)	30,278	317,011
VocalTec Communications Ltd. (a)	10,619	98,757
Vonage Holdings Corp. (a)	109,556	381,255
		7,099,746
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	13,814	96,836
Leap Wireless International, Inc. rights	29,000	73,080
NTELOS Holdings Corp. (d)	10,090	101,707
RingCentral, Inc. (a)(d)	17,472	229,582
Shenandoah Telecommunications Co.	15,150	448,289
Spok Holdings, Inc.	13,632	221,384
		1,170,878
TOTAL TELECOMMUNICATION SERVICES		8,270,624
UTILITIES - 3.5%
Electric Utilities - 1.3%
Allete, Inc.	26,924	1,406,510
Cleco Corp.	38,170	2,052,019
El Paso Electric Co.	25,487	964,428
Empire District Electric Co. (d)	26,798	762,135
IDACORP, Inc.	31,727	2,006,098
MGE Energy, Inc.	21,720	965,888
NRG Yield, Inc. Class A (d)	15,035	751,299
Otter Tail Corp.	23,969	743,039
PNM Resources, Inc.	50,192	1,448,039
Portland General Electric Co.	48,992	1,783,799
Spark Energy, Inc. Class A, (d)	2,028	32,854
UIL Holdings Corp.	36,034	1,482,439
Unitil Corp.	9,097	316,939
		14,715,486
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	9,270	448,946
Laclede Group, Inc.	27,018	1,371,704
New Jersey Resources Corp.	26,626	1,557,088
Northwest Natural Gas Co.	16,914	793,774
ONE Gas, Inc.	32,900	1,248,555
Piedmont Natural Gas Co., Inc. (d)	49,357	1,876,060
South Jersey Industries, Inc.	21,266	1,247,038
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	29,274	$ 1,700,527
WGL Holdings, Inc.	33,132	1,557,204
		11,800,896
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield PLC	18,410	598,325
Ormat Technologies, Inc. (d)	11,029	319,290
Pattern Energy Group, Inc.	24,771	712,909
Terraform Power, Inc. (a)	14,834	422,176
		2,052,700
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. (d)	75,317	168,403
Black Hills Corp.	28,293	1,548,476
Dynegy, Inc. (a)	77,524	2,364,482
		4,081,361
Multi-Utilities - 0.2%
Avista Corp. (d)	37,502	1,329,446
NorthWestern Energy Corp.	24,658	1,302,929
		2,632,375
Water Utilities - 0.3%
American States Water Co.	24,879	890,171
Artesian Resources Corp. Class A	4,623	102,954
California Water Service Group	32,139	836,578
Connecticut Water Service, Inc.	7,428	276,099
Middlesex Water Co.	10,508	236,955
SJW Corp.	10,055	321,358
York Water Co.	7,708	169,422
		2,833,537
TOTAL UTILITIES		38,116,355
TOTAL COMMON STOCKS (Cost $989,414,309)		1,089,403,696
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $999,817)	$ 1,000,000	999,856
Money Market Funds - 27.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	14,563,686	$ 14,563,686
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	285,941,083	285,941,083
TOTAL MONEY MARKET FUNDS (Cost $300,504,769)		300,504,769
TOTAL INVESTMENT PORTFOLIO - 126.9% (Cost $1,290,918,895)		1,390,908,321
NET OTHER ASSETS (LIABILITIES) - (26.9)%		(294,617,985)
NET ASSETS - 100%		$ 1,096,290,336
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	$ 7,494,400	$ 715,324

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $783,887.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,186
Fidelity Securities Lending Cash Central Fund	1,383,437
Total	$ 1,389,623
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,108,113	$ 143,108,113	$ -	$ -
Consumer Staples	34,420,248	34,420,248	-	-
Energy	50,228,785	50,227,172	-	1,613
Financials	265,087,751	265,087,751	-	-
Health Care	152,345,118	152,303,683	-	41,435
Industrials	152,572,464	152,572,464	-	-
Information Technology	193,065,161	193,065,161	-	-
Materials	52,189,077	52,189,077	-	-
Telecommunication Services	8,270,624	8,197,544	-	73,080
Utilities	38,116,355	38,116,355	-	-
U.S. Government and Government Agency Obligations	999,856	-	999,856	-
Money Market Funds	300,504,769	300,504,769	-	-
Total Investments in Securities:	$ 1,390,908,321	$ 1,389,792,337	$ 999,856	$ 116,128
Derivative Instruments:
Assets
Futures Contracts	$ 715,324	$ 715,324	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 715,324	$ -
Total Value of Derivatives	$ 715,324	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $282,079,298) - See accompanying schedule: Unaffiliated issuers (cost $990,414,126)	$ 1,090,403,552
Fidelity Central Funds (cost $300,504,769)	300,504,769
Total Investments (cost $1,290,918,895)		$ 1,390,908,321
Receivable for fund shares sold		2,539,938
Dividends receivable		381,187
Distributions receivable from Fidelity Central Funds		231,201
Receivable for daily variation margin for derivative instruments		246,929
Receivable from investment adviser for expense reductions		109,212
Other receivables		485,921
Total assets		1,394,902,709

Liabilities
Payable for investments purchased	$ 10,014,315
Payable for fund shares redeemed	2,473,710
Accrued management fee	127,148
Other affiliated payables	56,117
Collateral on securities loaned, at value	285,941,083
Total liabilities		298,612,373

Net Assets		$ 1,096,290,336
Net Assets consist of:
Paid in capital		$ 967,259,051
Undistributed net investment income		7,207,146
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,119,347
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		100,704,792
Net Assets		$ 1,096,290,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($24,277,732 ÷ 1,451,104 shares)	$ 16.73

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($769,379,122 ÷ 45,919,209 shares)	$ 16.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($298,563,119 ÷ 17,815,131 shares)	$ 16.76

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,070,363 ÷ 242,871 shares)	$ 16.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index
Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,215,843
Interest		188
Income from Fidelity Central Funds (including $1,383,437 from security lending)		1,389,623
Total income		7,605,654

Expenses
Management fee	$ 764,780
Transfer agent fees	338,912
Independent trustees' compensation	2,257
Miscellaneous	691
Total expenses before reductions	1,106,640
Expense reductions	(659,381)	447,259
Net investment income (loss)		7,158,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,750,670
Foreign currency transactions	183
Futures contracts	(200,592)
Total net realized gain (loss)		21,550,261
Change in net unrealized appreciation (depreciation) on: Investment securities	23,260,462
Assets and liabilities in foreign currencies	32
Futures contracts	692,417
Total change in net unrealized appreciation (depreciation)		23,952,911
Net gain (loss)		45,503,172
Net increase (decrease) in net assets resulting from operations		$ 52,661,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,158,395	$ 7,924,604
Net realized gain (loss)	21,550,261	9,936,654
Change in net unrealized appreciation (depreciation)	23,952,911	54,094,962
Net increase (decrease) in net assets resulting from operations	52,661,567	71,956,220
Distributions to shareholders from net investment income	(3,258,878)	(4,986,490)
Distributions to shareholders from net realized gain	(4,422,223)	(6,296,385)
Total distributions	(7,681,101)	(11,282,875)
Share transactions - net increase (decrease)	130,716,911	623,676,829
Redemption fees	123,429	287,609
Total increase (decrease) in net assets	175,820,806	684,637,783

Net Assets
Beginning of period	920,469,530	235,831,747
End of period (including undistributed net investment income of $7,207,146 and undistributed net investment income of $3,307,629, respectively)	$ 1,096,290,336	$ 920,469,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.19	.18	.09
Net realized and unrealized gain (loss)	.69	2.56	1.85	1.73
Total from investment operations	.79	2.75	2.03	1.82
Distributions from net investment income	(.04)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.12) L	(.29) J	(.23) K	(.04)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.73	$ 16.06	$ 13.59	$ 11.78
Total Return B, C	4.90%	20.46%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A	.36%	.36%	.36% A
Expenses net of fee waivers, if any	.23% A	.23%	.29%	.31% A
Expenses net of all reductions	.23% A	.23%	.29%	.31% A
Net investment income (loss)	1.26% A	1.18%	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,278	$ 21,013	$ 8,079	$ 12,116
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.08	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.21	.21	.10
Net realized and unrealized gain (loss)	.69	2.57	1.84	1.73
Total from investment operations	.80	2.78	2.05	1.83
Distributions from net investment income	(.05)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.12)	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.76	$ 16.08	$ 13.61	$ 11.79
Total Return B, C	5.02%	20.61%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.09% A	.09%	.12%	.17% A
Expenses net of all reductions	.09% A	.09%	.12%	.17% A
Net investment income (loss)	1.40% A	1.32%	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 769,379	$ 632,741	$ 197,995	$ 23,851
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.21	.22	.10
Net realized and unrealized gain (loss)	.68	2.58	1.82	1.74
Total from investment operations	.80	2.79	2.04	1.84
Distributions from net investment income	(.05)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.13) K	(.32)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.76	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	4.96%	20.71%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.07%	.10%	.13% A
Expenses net of all reductions	.07% A	.07%	.10%	.13% A
Net investment income (loss)	1.42% A	1.34%	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 298,563	$ 263,061	$ 27,675	$ 574
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.0543 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.21	.23	.10
Net realized and unrealized gain (loss)	.68	2.58	1.81	1.75
Total from investment operations	.80	2.79	2.04	1.85
Distributions from net investment income	(.06)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.07)	(.18)	(.08)	-
Total distributions	(.13)	(.32)	(.24)	(.05)
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 16.76	$ 16.09	$ 13.61	$ 11.80
Total Return B, C	4.97%	20.73%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15% A	.15%	.15%	.15% A
Expenses net of fee waivers, if any	.05% A	.05%	.06%	.11% A
Expenses net of all reductions	.05% A	.05%	.06%	.11% A
Net investment income (loss)	1.44% A	1.36%	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,070	$ 3,654	$ 2,082	$ 574
Portfolio turnover rate F	23% A	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$ 782,684,028	$ 149,786,657	$ (22,693,818)	$ 127,092,839
Spartan Small Cap Index Fund	1,292,089,937	176,820,684	(78,002,300)	98,818,384

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (130,474)	$ 247,412
Totals (a)	$ (130,474)	$ 247,412
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	(200,592)	692,417
Totals (a)	$ (200,592)	$ 692,417

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	234,111,425	53,348,114
Spartan Small Cap Index Fund	260,909,510	117,526,979

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of.21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 21,661
Fidelity Advantage Class	239,654
Institutional Class	10,195
$ 271,510
Spartan Small Cap Index Fund
Investor Class	$ 23,914
Fidelity Advantage Class	287,580
Institutional Class	27,418
$ 338,912

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 482
Spartan Small Cap Index Fund	691

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 11,368
Fidelity Advantage Class	.08%	360,688
Institutional Class	.06%	40,970
Fidelity Advantage Institutional Class	.04%	2,813
Spartan Small Cap Index Fund
Investor Class	.23%	14,855
Fidelity Advantage Class	.09%	504,836
Institutional Class	.07%	137,667
Fidelity Advantage Institutional Class	.05%	1,908

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 4
Spartan Small Cap Index Fund	16

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9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Mid Cap Index Fund	$ 65
Spartan Small Cap Index Fund	99

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 50,297	$ 74,958
Fidelity Advantage Class	1,962,969	3,809,814
Institutional Class	333,670	524,010
Fidelity Advantage Institutional Class	16,447	38,713
Total	$ 2,363,383	$ 4,447,495
From net realized gain
Investor Class	$ 26,688	$ 62,107
Fidelity Advantage Class	864,027	2,753,728
Institutional Class	143,206	367,797
Fidelity Advantage Institutional Class	6,895	26,668
Total	$ 1,040,816	$ 3,210,300
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 61,686	$ 121,693
Fidelity Advantage Class	2,285,869	3,732,923
Institutional Class	898,690	1,098,983
Fidelity Advantage Institutional Class	12,633	32,891
Total	$ 3,258,878	$ 4,986,490
From net realized gain
Investor Class	$ 103,288	$ 180,848
Fidelity Advantage Class	3,111,201	4,730,550
Institutional Class	1,191,413	1,344,444
Fidelity Advantage Institutional Class	16,321	40,543
Total	$ 4,422,223	$ 6,296,385

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	2014	2013	2014	2013
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,088,572	1,975,682	$ 18,332,264	$ 29,876,609
Reinvestment of distributions	4,433	8,979	74,826	133,800
Shares redeemed	(632,660)	(1,432,371)	(10,647,060)	(21,248,784)
Net increase (decrease)	460,345	552,290	$ 7,760,030	$ 8,761,625
Fidelity Advantage Class
Shares sold	12,292,554	24,053,029	$ 207,252,711	$ 363,116,725
Reinvestment of distributions	164,403	430,910	2,776,768	6,463,596
Shares redeemed	(4,716,903)	(7,114,375)	(78,974,986)	(108,519,672)
Net increase (decrease)	7,740,054	17,369,564	$ 131,054,493	$ 261,060,649
Institutional Class
Shares sold	1,907,576	2,965,195	$ 32,337,008	$ 45,885,096
Reinvestment of distributions	28,234	59,718	476,876	891,807
Shares redeemed	(510,626)	(720,066)	(8,554,839)	(11,097,777)
Net increase (decrease)	1,425,184	2,304,847	$ 24,259,045	$ 35,679,126
Fidelity Advantage Institutional Class
Shares sold	912,994	228,342	$ 15,327,519	$ 3,279,459
Reinvestment of distributions	1,382	4,379	23,342	65,381
Shares redeemed	(30,980)	(43,759)	(516,064)	(684,268)
Net increase (decrease)	883,396	188,962	$ 14,834,797	$ 2,660,572
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,011,470	2,738,219	$ 16,310,344	$ 42,850,558
Reinvestment of distributions	8,601	16,538	142,090	254,669
Shares redeemed	(877,250)	(2,041,094)	(14,224,297)	(32,230,267)
Net increase (decrease)	142,821	713,663	$ 2,228,137	$ 10,874,960
Fidelity Advantage Class
Shares sold	14,004,038	31,293,380	$ 224,767,259	$ 488,417,744
Reinvestment of distributions	313,983	525,763	5,190,134	8,101,146
Shares redeemed	(7,741,279)	(7,029,195)	(125,141,730)	(111,411,379)
Net increase (decrease)	6,576,742	24,789,948	$ 104,815,663	$ 385,107,511
Institutional Class
Shares sold	3,127,315	15,593,373	$ 50,392,637	$ 247,126,510
Reinvestment of distributions	126,367	156,951	2,090,103	2,443,427
Shares redeemed	(1,791,576)	(1,430,969)	(29,065,424)	(22,920,545)
Net increase (decrease)	1,462,106	14,319,355	$ 23,417,316	$ 226,649,392

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11. Share Transactions - continued

	Shares		Dollars
	2014	2013	2014	2013
Spartan Small Cap Index Fund - continued
Fidelity Advantage Institutional Class
Shares sold	26,745	113,729	$ 433,596	$ 1,682,596
Reinvestment of distributions	1,752	4,815	28,954	73,434
Shares redeemed	(12,790)	(44,393)	(206,755)	(711,064)
Net increase (decrease)	15,707	74,151	$ 255,795	$ 1,044,966

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Mid Cap Index Fund

Semiannual Report

Spartan Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although each fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Spartan Mid Cap Index Fund ranked below its competitive median for 2013.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08%, 0.04%, 0.06%, and 0.22% through June 30, 2015.

The Board noted that the total expense ratio of each class of Spartan Small Cap Index Fund ranked below its competitive median for 2013.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.05%, 0.07%, and 0.23% through June 30, 2015.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-SCX-USAN-1214
1.929314.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2014